UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman, Sachs & Co.	Dechert LLP
200 West Street	200 Clarendon Street
New York, New York 10282	27th Floor
Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2013

Domestic Equity Insights Funds*
Large Cap Growth Insights
Large Cap Value Insights
Small Cap Equity Insights
Small Cap Growth Insights
Small Cap Value Insights
U.S. Equity Insights

*Effective May 3, 2013, the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value and Structured U.S. Equity Funds were renamed the Goldman Sachs Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds, respectively.

Goldman Sachs Domestic Equity Insights Funds

■ LARGE CAP GROWTH INSIGHTS ■ LARGE CAP VALUE INSIGHTS ■ SMALL CAP EQUITY INSIGHTS ■ SMALL CAP GROWTH INSIGHTS ■ SMALL CAP VALUE INSIGHTS ■ U.S. EQUITY INSIGHTS

Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights, and U.S. Equity Insights were formerly known as Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value, and Structured U.S. Equity, respectively. They are referenced throughout this report by their aforementioned revised names.

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	3

Investment Process	5

Portfolio Management Discussion and Performance Summaries	7

Schedules of Investments	37

Financial Statements	66

Financial Highlights	74

Notes to Financial Statements	86

Other Information	106

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectus.

The Goldman Sachs Large Cap Growth Insights Fund invests primarily in a broadly diversified portfolio of equity investments in large-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative” and “growth”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

The Goldman Sachs Large Cap Value Insights Fund invests primarily in a diversified portfolio of equity investments in large-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative” and “value”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

The Goldman Sachs Small Cap Equity Insights Fund invests primarily in a broadly diversified portfolio of equity investments in small-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

The Goldman Sachs Small Cap Growth Insights Fund invests primarily in a broadly diversified portfolio of equity investments in small-capitalization U.S. issuers, including foreign issuers that are traded in the U.S. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative” and “growth”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

The Goldman Sachs Small Cap Value Insights Fund invests primarily in a broadly diversified portfolio of equity investments in small-capitalization U.S. issuers, including foreign issuers that are traded in the U.S. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative” and “value”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

The Goldman Sachs U.S. Equity Insights Fund invests primarily in a diversified portfolio of equity investments in U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/ or general economic conditions. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

MARKET REVIEW

Goldman Sachs Domestic Equity Insights Funds

Market Review

U.S. equities posted strong gains during the six-month period ended April 30, 2013 (the “Reporting Period”). Commitments by global central banks to low interest rates and continued easy monetary policies drove the robust performance of U.S. equities, especially financials stocks, during the Reporting Period.

As the Reporting Period began, U.S. equities made only modest gains in November and December 2012 after President Obama’s re-election and as the fiscal cliff loomed, despite encouraging signs of momentum in the housing market and stabilization in the labor market. During December 2012, the Federal Reserve (the “Fed”) updated its low interest policy to include the condition that the unemployment rate must drop to 6.5% or less before the Fed would increase interest rates.

In January 2013, market sentiment was boosted by a last-minute deal on the fiscal cliff, as U.S. lawmakers agreed to extend the Bush-era tax cuts for all but the highest income earners. U.S. equities rallied, despite a wide variation in corporate earnings reports and weaker than expected U.S. economic growth. Continued improvement in the housing market was a highlight, as the Standard & Poor’s/Case-Shiller Home Price Indices increased at the fastest pace since mid-2006 — at annualized rates of 8.1% in January 2013 and 9.3% in February 2013. The labor picture also improved with the unemployment rate dropping to 7.7% during February 2013.

U.S. equities continued to rally in March 2013, even as Congress chose to not act on the automatic federal spending cuts known as the sequester, allowing them to start taking effect. U.S. equities rallied further in April 2013, as investors seemed to look past weaker global economic data. The Conference Board estimate for consumer confidence in April 2013 significantly exceeded expectations, suggesting consumers might be feeling the effects of improved housing and labor market conditions.

During the Reporting Period overall, U.S. stocks recorded double-digit gains. The S&P 500® Index, a measure of large-cap stocks, returned 14.42%, while the Russell 2000® Index, which measures the small-cap universe, rose 16.58%. All 10 sectors in the S&P 500® Index were up, with consumer discretionary (+19.83%) and health care (+19.63%) generating the strongest returns. The financials sector (+19.05%) was the largest contributor (measured by weight times total return) to S&P 500® Index returns. Small-cap stocks outperformed large-cap stocks, though large-cap stocks held up reasonably well in the information technology sector. Across the capitalization spectrum, value-oriented stocks outperformed growth-oriented stocks, primarily due to the weak performance of growth-oriented information technology stocks. The Russell 1000® Value Index, representing large-cap value stocks, rose 16.31%, outperforming the Russell 1000® Growth Index, representing large-cap growth stocks, which was up 13.71% during the Reporting Period.

MARKET REVIEW

Looking Ahead

We continue to believe that less expensive stocks are likely to outpace more expensive stocks. In addition, we expect stocks with good momentum to outperform those with poor momentum. We plan to focus on seeking companies about which fundamental research analysts are becoming more positive as well as profitable companies with sustainable earnings and a track record of using their capital to enhance shareholder value. As such, we anticipate remaining fully invested, and expect long-term performance to be the result of stock selection rather than sector or capitalization allocations.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

What Differentiates Goldman Sachs’

Domestic Equity Insights Funds Investment Process?

At Goldman Sachs Asset Management, L.P. (“GSAM”), Equity Insights combines traditional fundamental analysis with sophisticated quantitative modeling. Our approach is not unlike that of a more traditional active manager: we look at fundamental investment themes that have been effective historically in forecasting excess returns of stocks. However, where we differ from traditional managers is that we seek to rigorously test every potential research theme or signal to verify whether they have shown consistent predictive ability across a wide variety of stocks in different time periods and under different market conditions.

■	Comprehensive — We calculate expected excess returns for more than 10,000 stocks on a daily basis.

■	Rigorous — We evaluate stocks based on fundamental investment criteria that have outperformed historically.

■	Objective — Our stock selection process is free from the emotion that may lead to biased investment decisions.

■	Our computer optimization process allocates risk to our high conviction investment ideas and constructs funds that strive to neutralize systematic risks and deliver better returns.

■	We use a unique, proprietary risk model that is designed to be more precise, more focused and faster to respond because it seeks to identify, track and manage risk specific to our process, using daily data.

Fully invested, well-diversified portfolio that seeks to:

■	Maintain style, sector, risk and capitalization characteristics similar to the benchmark.

■	Offer broad access to a clearly defined equity universe.

■	Generate excess returns that are positive, consistent and repeatable.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Enhancements Made to Proprietary Quantitative Model during the 6-month Period Ended April 30, 2013

We continuously look for ways to improve our investment process. Accordingly, we introduced a number of enhancements to our proprietary quantitative model during the six-month period ended April 30, 2013.

We made no enhancements to our proprietary quantitative model within the U.S. region during the fourth quarter of 2012.

In the first quarter of 2013, we implemented enhancements to three of our investment themes: Momentum, Quality and Sentiment. We applied a new price momentum timing insight in our U.S. model that had previously been introduced in other regions. With this enhancement, we aim to capture price momentum in the markets while including a component of timing. Our research indicates that including a timing signal can improve the risk-adjusted returns of the Momentum theme and can significantly mitigate drawdown risk. In addition, we implemented an enhancement to our stock selection process, incorporating several measures to the signals within our Quality theme. These include measures of capital investment, funding source, earnings quality, competitive positioning and financial solvency. Finally, we expanded the Sentiment theme by incorporating elements of behavioral economics and prospect theory that should help us identify structural misvaluations within equities.

Changes Made to the Team’s Management

Effective March 8, 2013, Dennis Walsh was named a Portfolio Manager for the Domestic Equity Insights Funds.

PORTFOLIO RESULTS

Goldman Sachs Large Cap Growth Insights Fund

Portfolio Management Discussion and Analysis

Effective after the close of business on May 3, 2013, the Goldman Sachs Structured Large Cap Growth Fund was renamed the Goldman Sachs Large Cap Growth Insights Fund (the “Fund”). Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2013 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 14.36%, 13.97%, 13.96%, 14.61%, 14.32%, 14.52% and 14.21%, respectively. These returns compare to the 13.71% cumulative total return of the Fund’s benchmark, the Russell 1000® Growth Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund outperformed the Index during the Reporting Period largely because of our investment themes. Security selection also enhanced relative returns during the Reporting Period.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and its six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

Momentum contributed most positively to relative returns during the Reporting Period. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Our Valuation theme also added value. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value.

Management, Sentiment, Profitability and Quality detracted from relative results. Management assesses the characteristics, policies and strategic decisions of company management, while Sentiment reflects selected investment views and decisions of individuals and financial intermediaries. The Profitability theme assesses whether a company is earning more than its cost of capital. The Quality theme assesses both firm and management quality.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and its style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark. During the Reporting Period, our security selection added to the Fund’s relative performance.

PORTFOLIO RESULTS

Q	Which stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	Security selection in the health care, industrials and information technology sectors enhanced relative returns during the Reporting Period. The Fund benefited from overweighted positions in oil and natural gas exploration company Marathon Petroleum; pharmaceutical maker Biogen Idec; and video game retailer GameStop. Our positive views on Momentum and Sentiment led to the Fund’s overweight in Marathon Petroleum. We adopted the overweight in Biogen Idec because of our positive views on Valuation and Profitability. The overweight to GameStop was the result our positive views on Valuation and Quality.

Q	Which individual positions detracted most from the Fund’s results during the Reporting Period?

A	Investments in the consumer discretionary, consumer staples and utilities sectors detracted from relative performance during the Reporting Period. The Fund was hurt by overweighted positions in Herbalife, a nutrition and weight management company; Yum! Brands, an operator of fast food restaurants; and Cablevision Systems, a cable television and high-speed data provider. We chose to overweight Herbalife and Yum! Brands because of our positive views on Momentum and Profitability. The Fund was overweight Cablevision Systems as a result of our positive views on Momentum and Quality.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the health care, financials, energy and materials sectors relative to the Index. The Fund was underweight consumer staples, industrials, information technology, consumer discretionary, telecommunication services and utilities compared to the Index at the end of the Reporting Period.

FUND BASICS

Large Cap Growth Insights Fund

as of April 30, 2013

PERFORMANCE REVIEW
November 1, 2012–April 30, 2013	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]
Class A	14.36%	13.71%
Class B	13.97	13.71
Class C	13.96	13.71
Institutional	14.61	13.71
Service	14.32	13.71
Class IR	14.52	13.71
Class R	14.21	13.71

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/13	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	4.00%	4.29%	6.22%	3.52%	5/1/97
Class B	4.19	4.37	6.16	3.49	5/1/97
Class C	8.26	4.70	6.02	2.08	8/15/97
Institutional	10.43	5.90	7.27	4.30	5/1/97
Service	9.96	5.39	6.75	3.79	5/1/97
Class IR	10.32	5.74	N/A	2.68	11/30/07
Class R	9.79	5.23	N/A	2.20	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.95%	1.16%
Class B	1.71	1.91
Class C	1.70	1.91
Institutional	0.55	0.76
Service	1.05	1.26
Class IR	0.70	0.90
Class R	1.20	1.39

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/13[5]
Holding	% of Net Assets	Line of Business
Apple, Inc.	6.0%	Computers & Peripherals
International Business Machines Corp.	3.7	IT Services
Google, Inc. Class A	3.7	Internet Software & Services
Microsoft Corp.	3.4	Software
The Boeing Co.	1.8	Aerospace & Defense
Biogen Idec, Inc.	1.7	Biotechnology
Abbott Laboratories	1.7	Health Care Equipment & Supplies
eBay, Inc.	1.7	Internet Software & Services
Celgene Corp.	1.6	Biotechnology
American Tower Corp.	1.4	Real Estate Investment Trusts

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2013

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocation may differ from the percentages contained in the graph. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investment in the securities lending reinvestment vehicle represented 2.0% of the Fund’s net assets at April 30, 2013. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investment.

PORTFOLIO RESULTS

Goldman Sachs Large Cap Value Insights Fund

Portfolio Management Discussion and Analysis

Effective after the close of business on May 3, 2013, the Goldman Sachs Structured Large Cap Value Fund was renamed the Goldman Sachs Large Cap Value Insights Fund (the “Fund”). Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2013 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 15.34%, 14.94%, 14.89%, 15.60%, 15.23%, 15.45% and 15.18%, respectively. These returns compare to the 16.31% cumulative total return of the Fund’s benchmark, the Russell 1000® Value Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Index during the Reporting Period largely because of our investment themes. Security selection enhanced relative performance.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and its six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, four of our investment themes — Sentiment, Management, Quality and Profitability — detracted from relative performance. Sentiment reflects selected investment views and decisions of individuals and financial intermediaries, while Management assesses the characteristics, policies and strategic decisions of company management. The Quality theme assesses both firm and management quality. Profitability assesses whether a company is earning more than its cost of capital.

Our best performing theme was Momentum, which seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Valuation also contributed positively, though to a lesser extent. Our Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and its style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we believe should outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark. During the Reporting Period, security selection added to relative returns.

PORTFOLIO RESULTS

Q	Which stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	Investments in the energy, financials and health care sectors boosted relative performance during the Reporting Period. The Fund benefited from overweighted positions in oil and natural gas exploration company Marathon Petroleum; video game retailer GameStop; and pharmaceutical maker Biogen Idec. We chose to overweight Marathon Petroleum because of our positive views on Momentum and Sentiment. The Fund was overweight GameStop as a result of our positive views on Valuation and Quality. We assumed the overweight in Biogen Idec because of our positive views on Valuation.

Q	Which individual positions detracted most from the Fund’s results during the Reporting Period?

A	Stock selection in the consumer discretionary, information technology and consumer staples sectors detracted from relative results. The Fund was hampered by its overweighted positions in Herbalife, a nutrition and weight management company; Entergy, an integrated energy company engaged primarily in electric power production and distribution; and Consolidated Edison, an electric, gas and steam utility. We established the overweight in Herbalife because of our positive views on Momentum and Profitability. The overweights in Entergy and Consolidated Edison were the result of our positive views on Valuation and Momentum.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the health care, consumer discretionary, energy, materials and industrials sectors relative to the Index. Compared to the Index, the Fund was underweight the consumer staples, information technology, utilities, financials and telecommunication services sectors at the end of the Reporting Period.

FUND BASICS

Large Cap Value Insights Fund

as of April 30, 2013

PERFORMANCE REVIEW
November 1, 2012–April 30, 2013	Fund Total Return (based on NAV)[1]	Russell 1000 Value Index[2]
Class A	15.34%	16.31%
Class B	14.94	16.31
Class C	14.89	16.31
Institutional	15.60	16.31
Service	15.23	16.31
Class IR	15.45	16.31
Class R	15.18	16.31

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Value Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/13	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	9.05%	2.37%	7.03%	3.61%	12/31/98
Class B	9.47	2.38	6.97	3.58	12/31/98
Class C	13.55	2.77	6.83	3.25	12/31/98
Institutional	15.87	3.96	8.06	4.43	12/31/98
Service	15.21	3.43	7.52	3.92	12/31/98
Class IR	15.64	3.80	N/A	1.32	11/30/07
Class R	15.08	3.28	N/A	0.83	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.95%	1.11%
Class B	1.70	1.86
Class C	1.70	1.86
Institutional	0.55	0.71
Service	1.05	1.21
Class IR	0.70	0.86
Class R	1.20	1.36

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/13[5]
Holding	% of Net Assets	Line of Business
Exxon Mobil Corp.	5.9%	Oil, Gas & Consumable Fuels
Pfizer, Inc.	3.5	Pharmaceuticals
General Electric Co.	3.3	Industrial Conglomerates
Chevron Corp.	3.2	Oil, Gas & Consumable Fuels
AT&T, Inc.	2.8	Diversified Telecommunication Services
Merck & Co., Inc.	2.7	Pharmaceuticals
Wells Fargo & Co.	2.2	Commercial Banks
Citigroup, Inc.	1.8	Diversified Financial Services
ConocoPhillips	1.8	Oil, Gas & Consumable Fuels
Capital One Financial Corp.	1.4	Consumer Finance

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2013

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocation may differ from the percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investment in the securities lending reinvestment vehicle represented 2.8% of the Fund’s net assets as of April 30, 2013. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Small Cap Equity Insights Fund

Portfolio Management Discussion and Analysis

Effective after the close of business on May 3, 2013, the Goldman Sachs Structured Small Cap Equity Fund was renamed the Goldman Sachs Small Cap Equity Insights Fund (the “Fund”). Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2013 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 13.90%, 13.47%, 13.57%, 14.15%, 13.84%, 14.00% and 13.81%, respectively. These returns compare to the 16.58% cumulative total return of the Fund’s benchmark, the Russell 2000® Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Index during the Reporting Period largely because of our investment themes. Security selection added to relative results.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and its six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, three of our six investment themes detracted from relative performance. Our weakest performing theme was Management, which assesses the characteristics, policies and strategic decisions of company management. Sentiment and Quality also dampened relative returns. Sentiment reflects selected investment views and decisions of individuals and financial intermediaries, while The Quality theme assesses both firm and management quality.

Momentum was our best performing theme. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Valuation also added to results. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value.

The impact of our Profitability theme was relatively neutral during the Reporting Period. Profitability assesses whether a company is earning more than its cost of capital.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and its style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark. During the Reporting Period, our security selection contributed positively to the Fund’s relative performance.

PORTFOLIO RESULTS

Q	Which stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	Stock picks in the materials, energy and industrials sectors added to the Fund’s relative results during the Reporting Period. The Fund benefited from overweighted positions in biotechnology companies Acorda Therapeutics and Santarus as well as from an overweighted position in chemicals and building products company Axiall. We chose to overweight Acorda Therapeutics because of our positive views on Momentum and Valuation. The Fund was overweight Santarus based on our positive views on Quality and Profitability. We assumed the overweight in Axiall as a result of our positive views on Quality and Sentiment.

Q	Which individual positions detracted most from the Fund’s results during the Reporting Period?

A	Security selection in the consumer discretionary, financials and information technology sectors detracted from relative returns during the Reporting Period. The Fund was hampered by overweighted positions in Affymax, a biotechnology company; Altisource Portfolio Solutions, a provider of real estate and mortgage portfolio management; and Herbalife, a nutrition and weight management company. We adopted the overweight in Affymax because of our positive views on Quality and Momentum. The overweighted positions in Altisource Portfolio Solutions and Herbalife were the result of our positive views on Profitability and Momentum.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the industrials, health care and materials sectors relative to the Index. It was underweight the information technology, financials, consumer discretionary, consumer staples, energy and utilities sectors. Compared to the Index, the Fund was relatively neutral in telecommunication services at the end of the Reporting Period.

FUND BASICS

Small Cap Equity Insights Fund

as of April 30, 2013

PERFORMANCE REVIEW
November 1, 2012–April 30, 2013	Fund Total Return (based on NAV)[1]	Russell 2000 Index[2]
Class A	13.90%	16.58%
Class B	13.47	16.58
Class C	13.57	16.58
Institutional	14.15	16.58
Service	13.84	16.58
Class IR	14.00	16.58
Class R	13.81	16.58

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Index is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000 Index. The figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/13	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	4.44%	7.00%	8.44%	5.35%	8/15/97
Class B	4.73	7.13	8.38	5.33	8/15/97
Class C	8.65	7.40	8.22	4.96	8/15/97
Institutional	10.97	8.65	9.47	6.15	8/15/97
Service	10.43	8.10	8.92	5.63	8/15/97
Class IR	10.78	8.49	N/A	5.63	11/30/07
Class R	10.32	7.98	N/A	5.15	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.26%	1.46%
Class B	2.02	2.22
Class C	2.01	2.21
Institutional	0.86	1.06
Service	1.36	1.56
Class IR	1.01	1.21
Class R	1.51	1.71

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/13[5]
Holding	% of Net Assets	Line of Business
Pharmacyclics, Inc.	1.0%	Biotechnology
Lumber Liquidators Holdings, Inc.	0.9	Specialty Retail
Ocwen Financial Corp.	0.9	Thrifts & Mortgage Finance
US Airways Group, Inc.	0.8	Airlines
Alaska Air Group, Inc.	0.8	Airlines
Isis Pharmaceuticals, Inc.	0.8	Biotechnology
Aspen Technology, Inc.	0.8	Software
Potlatch Corp.	0.8	Real Estate Investment Trusts
Watsco, Inc.	0.8	Trading Companies & Distributors
Seattle Genetics, Inc.	0.8	Biotechnology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2013

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investment in the securities lending investment vehicle represented 10.6% of the Fund’s net assets at April 30, 2013. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Small Cap Growth Insights Fund

Portfolio Management Discussion and Analysis

Effective after the close of business on May 3, 2013, the Goldman Sachs Structured Small Cap Growth Fund was renamed the Goldman Sachs Small Cap Growth Insights Fund (the “Fund”). Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2013 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 15.12%, 14.62%, 14.65%, 15.32%, 15.20% and 14.94%, respectively. These returns compare to the 16.60% cumulative total return of the Fund’s benchmark, the Russell 2000® Growth Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Index during the Reporting Period largely because of our investment themes. Security selection added to relative results.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and its six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, four of our investment themes — Management, Sentiment, Quality and Profitability — hurt relative performance. Management assesses the characteristics, policies and strategic decisions of company management, while Sentiment reflects selected investment views and decisions of individuals and financial intermediaries. Our Quality theme assesses both firm and management quality. The Profitability theme assesses whether a company is earning more than its cost of capital.

Our best performing theme was Momentum, which seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Our Valuation theme also contributed positively. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark. During the Reporting Period, our security selection enhanced the Fund’s relative performance.

Q	Which stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	Investments in the industrials, materials and energy sectors added to the Fund’s relative returns during the Reporting Period. The Fund benefited from an underweighted position

PORTFOLIO RESULTS

in semiconductor supplier Cirrus Logic and overweighted positions in biotechnology companies Pharmacyclics and Santarus. We assumed the underweight in Cirrus Logic because of our negative views on Momentum and Quality. Our positive view on Quality led us to overweight Pharmacyclics and Santarus.

Q	Which individual positions detracted most from the Fund’s results during the Reporting Period?

A	Stock selection in the consumer discretionary, financials and health care sectors detracted from relative performance during the Reporting Period. The Fund was hindered by overweighted positions in Affymax, a biotechnology company; Altisource Portfolio Solutions, a provider of real estate and mortgage portfolio management; and Select Comfort, a maker of mattresses and bedding accessories. We chose to overweight Affymax because of our positive views on Quality and Momentum. The Fund was overweight Altisource Portfolio Solutions as a result of our positive view on Profitability. Our positive view on Momentum led us to overweight Select Comfort.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the health care, industrials and materials sectors relative to the Index. It was underweight the information technology, consumer discretionary, energy and consumer staples sectors. Compared to the Index, the Fund was relatively neutral in the financials, utilities and telecommunication services sectors at the end of the Reporting Period.

FUND BASICS

Small Cap Growth Insights Fund

as of April 30, 2013

PERFORMANCE REVIEW
November 1, 2012–April 30, 2013	Fund Total Return (based on NAV)[1]	Russell 2000 Growth Index[2]
Class A	15.12%	16.60%
Class B	14.62	16.60
Class C	14.65	16.60
Institutional	15.32	16.60
Class IR	15.20	16.60
Class R	14.94	16.60

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Growth Index measures the performance of the small-cap growth stocks of the U.S. equity universe. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/13	One Year	Five Years	Since Inception	Inception Date
Class A	7.04%	9.20%	3.38%	6/25/07
Class B	7.40	9.34	3.43	6/25/07
Class C	11.40	9.62	3.61	6/25/07
Institutional	13.74	10.88	4.81	6/25/07
Class IR	13.51	10.72	6.90	11/30/07
Class R	12.97	10.14	6.35	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.28%	1.96%
Class B	2.04	2.71
Class C	2.03	2.71
Institutional	0.88	1.55
Class IR	1.03	1.70
Class R	1.53	2.20

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/13[5]
Holding	% of Net Assets	Line of Business
Pharmacyclics, Inc.	1.3%	Biotechnology
Alkermes PLC	1.2	Biotechnology
Alaska Air Group, Inc.	1.1	Airlines
US Airways Group, Inc.	1.1	Airlines
Seattle Genetics, Inc.	1.0	Biotechnology
Watsco, Inc.	1.0	Trading Companies & Distributors
PAREXEL International Corp.	1.0	Life Sciences Tools & Services
Aspen Technology, Inc.	1.0	Software
Lumber Liquidators Holdings, Inc.	1.0	Specialty Retail
Domino’s Pizza, Inc.	1.0	Hotels, Restaurants & Leisure

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2013

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investment in the securities lending reinvestment vehicle represented 8.0% of the Fund’s net assets as of April 30, 2013. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Small Cap Value Insights Fund

Portfolio Management Discussion and Analysis

Effective after the close of business on May 3, 2013, the Goldman Sachs Structured Small Cap Value Fund was renamed the Goldman Sachs Small Cap Value Insights Fund (the “Fund”). Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2013 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 11.80%, 11.44%, 11.42%, 12.06%, 12.00% and 11.68%, respectively. These returns compare to the 16.58% cumulative total return of the Fund’s benchmark, the Russell 2000® Value Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Index during the Reporting Period largely because of our investment themes. Security selection enhanced relative results.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and its six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, three of our six investment themes — Sentiment, Management and Quality — detracted from relative performance. Sentiment reflects selected investment views and decisions of individuals and financial intermediaries, while Management assesses the characteristics, policies and strategic decisions of company management. The Quality theme assesses both firm and management quality.

Momentum was our best performing investment theme. Our Momentum theme seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Valuation also added value. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value.

The impact of our Profitability theme was relatively neutral during the Reporting Period. Profitability assesses whether a company is earning more than its cost of capital.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark. During the Reporting Period, security selection contributed positively to the Fund’s relative returns.

PORTFOLIO RESULTS

Q	Which stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	Investments in the materials, industrials and utilities sectors added to the Fund’s relative performance during the Reporting Period. The Fund benefited from its overweighted positions in First Solar, a manufacturer of solar panels; Axiall, a chemicals and building products company; and Zillow, an online real estate database company. We assumed the overweights in First Solar and Axiall as a result of our positive view on Quality. The Fund was overweight Zillow because of our positive view on Profitability.

Q	Which individual positions detracted most from the Fund’s results during the Reporting Period?

A	Investments in the financials, consumer discretionary and health care sectors dampened relative results during the Reporting Period. The Fund was hampered by overweighted positions in Affymax, a biotechnology firm; Herbalife, a nutrition and weight management company; and Altisource Portfolio Solutions, a provider of real estate and mortgage portfolio management. We chose to overweight Affymax because of our positive view on Quality. The overweight in Herbalife was the result of our positive view on Momentum, while we adopted the overweight in Altisource Portfolio Solutions because of our positive view on Profitability.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the health care, industrials and materials sectors relative to the Index. It was underweight the information technology, financials, utilities, consumer discretionary, energy and telecommunication services sectors. Compared to the Index, the Fund was relatively neutral in the consumer staples sector at the end of the Reporting Period.

FUND BASICS

Small Cap Value Insights Fund

as of April 30, 2013

PERFORMANCE REVIEW
November 1, 2012–April 30, 2013	Fund Total Return (based on NAV)[1]	Russell 2000 Value Index[2]
Class A	11.80%	16.58%
Class B	11.44	16.58
Class C	11.42	16.58
Institutional	12.06	16.58
Class IR	12.00	16.58
Class R	11.68	16.58

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/13	One Year	Five Years	Since Inception	Inception Date
Class A	4.42%	6.61%	0.80%	6/25/07
Class B	4.66	7.03	0.99	6/25/07
Class C	8.64	7.00	1.01	6/25/07
Institutional	10.95	8.30	2.23	6/25/07
Class IR	10.78	8.04	5.34	11/30/07
Class R	10.23	7.53	4.88	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.25%	1.52%
Class B	2.01	2.27
Class C	2.00	2.27
Institutional	0.85	1.11
Class IR	1.00	1.26
Class R	1.50	1.75

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/13[5]
Holding	% of Net Assets	Line of Business
Ocwen Financial Corp.	1.2%	Thrifts & Mortgage Finance
First Solar, Inc.	1.1	Semiconductors & Semiconductor Equipment
Portland General Electric Co.	1.0	Electric Utilities
Louisiana-Pacific Corp.	0.9	Paper & Forest Products
Healthcare Realty Trust, Inc.	0.9	Real Estate Investment Trusts
The Geo Group, Inc.	0.9	Real Estate Investment Trusts
FirstMerit Corp.	0.8	Commercial Banks
EnerSys, Inc.	0.8	Electrical Equipment
Southwest Gas Corp.	0.8	Gas Utilities
Brady Corp. Class A	0.8	Electrical Equipment

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 3013

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investment in the securities lending reinvestment vehicle represented 7.4% of the Fund’s net assets as of April 30, 2013. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs U.S. Equity Insights Fund

Portfolio Management Discussion and Analysis

Effective after the close of business on May 3, 2013, the Goldman Sachs Structured U.S. Equity Fund was renamed the Goldman Sachs U.S. Equity Insights Fund (the “Fund”). Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Fund’s performance and positioning for the six-month period ended April 30, 2013 (the “Reporting Period”.

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 15.60%, 15.15%, 15.17%, 15.82%, 15.51%, 15.72% and 15.45%, respectively. These returns compare to the 14.42% cumulative total return of the Fund’s benchmark, the S&P 500® Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund outperformed the Index during the Reporting Period largely because of our investment themes. Security selection also contributed positively.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and its six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

Momentum contributed most positively to relative returns during the Reporting Period. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Valuation also enhanced relative returns. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value.

Management, Quality, Sentiment and Profitability dampened relative results. Management assesses the characteristics, policies and strategic decisions of company management. The Quality theme assesses both firm and management quality. Sentiment reflects selected investment views and decisions of individuals and financial intermediaries, while Profitability assesses whether a company is earning more than its cost of capital.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark. During the Reporting Period, our security selection added to the Fund’s relative performance.

PORTFOLIO RESULTS

Q	Which stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	During the Reporting Period, our stock selection in the health care, energy and financials sectors boosted the Fund’s relative performance. The Fund benefited from overweighted positions in oil and natural gas exploration company Marathon Petroleum; biotechnology company Celgene; and pharmaceutical maker Biogen Idec. We chose to overweight Marathon Petroleum because of our positive views on Momentum and Sentiment. The Fund was overweight Celgene as a result of our positive views on Momentum and Valuation. We assumed the overweight in Biogen Idec because of our positive views on Valuation and Profitability.

Q	Which individual positions detracted most from the Fund’s results during the Reporting Period?

A	Investments in the consumer discretionary, consumer staples and utilities sectors detracted from relative returns during the Reporting Period. The Fund was hurt by overweighted positions in nutrition and weight management company Herbalife and oil giant Exxon Mobil. An underweight in software maker Microsoft also dampened relative performance. We adopted the overweights to Herbalife and Exxon Mobil because of our positive views on Momentum and Profitability. The Fund was underweight Microsoft as a result of our negative views on Management and Momentum.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the health care, energy, consumer discretionary and materials sectors relative to the Index. It was underweight the consumer staples, information technology, utilities, financials and telecommunication services sectors. Compared to the Index, the Fund was relatively neutral in the industrials sector at the end of the Reporting Period.

FUND BASICS

U.S. Equity Insights Fund

as of April 30, 2013

PERFORMANCE REVIEW
November 1, 2012–April 30, 2013	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Class A	15.60%	14.42%
Class B	15.15	14.42
Class C	15.17	14.42
Institutional	15.82	14.42
Service	15.51	14.42
Class IR	15.72	14.42
Class R	15.45	14.42

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index (with dividends reinvested) is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/13	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	7.21%	3.80%	6.88%	7.44%	5/24/91
Class B	7.65	3.85	6.82	5.87	5/1/96
Class C	11.65	4.20	6.69	3.64	8/15/97
Institutional	13.92	5.39	7.91	7.68	6/15/95
Service	13.38	4.88	7.38	6.01	6/07/96
Class IR	13.78	5.24	N/A	2.39	11/30/07
Class R	13.21	4.73	N/A	1.89	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.95%	1.20%
Class B	1.71	1.95
Class C	1.70	1.95
Institutional	0.55	0.80
Service	1.05	1.30
Class IR	0.70	0.95
Class R	1.20	1.44

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2014, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/13[5]
Holding	% of Net Assets	Line of Business
Exxon Mobil Corp.	3.8%	Oil, Gas & Consumable Fuels
Apple, Inc.	3.1	Computers & Peripherals
General Electric Co.	2.6	Industrial Conglomerates
Google, Inc. Class A	2.6	Internet Software & Services
International Business Machines Corp.	2.5	IT Services
AT&T, Inc.	2.4	Diversified Telecommunication Services
Pfizer, Inc.	2.3	Pharmaceuticals
Merck & Co., Inc.	2.0	Pharmaceuticals
Johnson & Johnson	1.9	Pharmaceuticals
Chevron Corp.	1.7	Oil, Gas & Consumable Fuels

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 3013

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocation may differ from the percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investment in the securities lending reinvestment vehicle represented 1.8% of the Fund’s net assets at April 30, 2013. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Aerospace & Defense – 3.6%
14,212	Alliant Techsystems, Inc.	$1,056,804
38,236	Lockheed Martin Corp.	3,788,805
5,215	Raytheon Co.	320,097
11,487	Textron, Inc.	295,790
59,876	The Boeing Co.	5,473,265
1,108	TransDigm Group, Inc.	162,655

		11,097,416

Air Freight & Logistics – 0.1%
2,388	FedEx Corp.	224,496

Airlines* – 0.9%
157,352	Delta Air Lines, Inc.	2,697,013

Auto Components* – 0.1%
3,092	BorgWarner, Inc.	241,702

Beverages – 2.4%
11,415	Coca-Cola Enterprises, Inc.	418,132
9,602	Monster Beverage Corp.*	541,553
31,711	PepsiCo., Inc.	2,615,206
88,488	The Coca-Cola Co.	3,745,697

		7,320,588

Biotechnology – 7.0%
29,125	Alexion Pharmaceuticals, Inc.*	2,854,250
27,098	Amgen, Inc.	2,823,883
24,027	Biogen Idec, Inc.*	5,260,231
49,284	BioMarin Pharmaceutical, Inc.*	3,233,030
42,888	Celgene Corp.*	5,063,786
46,093	Gilead Sciences, Inc.*	2,334,150

		21,569,330

Building Products – 0.2%
5,054	Lennox International, Inc.	313,348
9,851	Masco Corp.	191,503

		504,851

Capital Markets – 1.5%
4,774	Ameriprise Financial, Inc.	355,806
20,909	Federated Investors, Inc. Class B(a)	480,071
70,195	SEI Investments Co.	2,011,789
83,018	TD Ameritrade Holding Corp.	1,652,888

		4,500,554

Chemicals – 4.3%
4,862	Celanese Corp. Series A	240,231
23,182	LyondellBasell Industries NV Class A	1,407,147
1,110	NewMarket Corp.	298,257
21,091	PPG Industries, Inc.	3,103,330
20,146	The Sherwin-Williams Co.	3,688,934
51,680	The Valspar Corp.	3,298,218
14,654	W.R. Grace & Co.*	1,129,970

		13,166,087

Commercial Banks – 0.1%
8,763	SunTrust Banks, Inc.	256,318

Common Stocks – (continued)
Communications Equipment – 2.0%
19,030	Brocade Communications Systems, Inc.*	$110,754
28,104	Harris Corp.	1,298,405
4,326	Motorola Solutions, Inc.	247,447
23,184	Polycom, Inc.*	243,432
68,114	QUALCOMM, Inc.	4,197,185

		6,097,223

Computers & Peripherals – 6.1%
41,358	Apple, Inc.(b)	18,311,255
20,184	EMC Corp.*	452,727

		18,763,982

Consumer Finance – 0.7%
36,247	Capital One Financial Corp.	2,094,352

Containers & Packaging – 0.4%
27,547	Packaging Corp. of America	1,310,135

Diversified Financial Services – 0.1%
6,027	CBOE Holdings, Inc.	226,193

Diversified Telecommunication Services – 1.6%
34,348	AT&T, Inc.	1,286,676
40,281	tw telecom, Inc.*	1,090,810
47,041	Verizon Communications, Inc.	2,535,980
17,359	Windstream Corp.(a)	147,899

		5,061,365

Energy Equipment & Services – 0.1%
3,849	Schlumberger Ltd.	286,481

Food & Staples Retailing – 2.2%
17,396	Costco Wholesale Corp.	1,886,248
17,314	CVS Caremark Corp.	1,007,329
2,590	The Fresh Market, Inc.*	106,009
108,298	The Kroger Co.	3,723,285
2,086	Wal-Mart Stores, Inc.	162,124

		6,884,995

Food Products – 3.4%
16,814	Hormel Foods Corp.	693,914
23,371	Ingredion, Inc.	1,682,946
11,541	Kraft Foods Group, Inc.	594,246
29,901	Mead Johnson Nutrition Co.	2,424,672
4,499	Mondelez International, Inc. Class A	141,493
39,548	The Hershey Co.	3,526,100
58,172	Tyson Foods, Inc. Class A	1,432,776

		10,496,147

Health Care Equipment & Supplies – 2.7%
141,447	Abbott Laboratories	5,222,223
145,092	Boston Scientific Corp.*	1,086,739
7,010	Edwards Lifesciences Corp.*	447,168
37,178	St. Jude Medical, Inc.	1,532,477

		8,288,607

Health Care Providers & Services – 0.3%
12,482	Humana, Inc.	925,041

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.0%
9,016	Bally Technologies, Inc.*	$480,373
25,077	Carnival Corp.	865,407
30,138	Starbucks Corp.	1,833,596

		3,179,376

Household Durables – 0.8%
41,650	Garmin Ltd.(a)	1,461,082
6,981	Mohawk Industries, Inc.*	774,053
254	NVR, Inc.*	261,620

		2,496,755

Household Products – 0.6%
13,183	Colgate-Palmolive Co.	1,574,182
2,470	The Clorox Co.	213,038

		1,787,220

Industrial Conglomerates – 1.5%
35,535	3M Co.	3,720,870
2,872	Danaher Corp.	175,020
36,835	General Electric Co.	821,052

		4,716,942

Insurance – 1.5%
25,965	Aflac, Inc.	1,413,535
51,951	Prudential Financial, Inc.	3,138,879

		4,552,414

Internet & Catalog Retail – 3.2%
4,115	Amazon.com, Inc.*	1,044,428
49,318	Expedia, Inc.	2,753,917
134,561	Liberty Interactive Corp. Class A*	2,864,804
4,506	Priceline.com, Inc.*	3,136,131

		9,799,280

Internet Software & Services* – 6.2%
49,606	AOL, Inc.	1,916,776
98,584	eBay, Inc.	5,164,816
10,792	Facebook, Inc. Class A	299,586
13,871	Google, Inc. Class A	11,437,610
6,242	Rackspace Hosting, Inc.	300,864

		19,119,652

IT Services – 6.2%
24,675	CoreLogic, Inc.*	673,134
6,746	Gartner, Inc.*	390,256
56,791	International Business Machines Corp.	11,502,449
50,294	Lender Processing Services, Inc.	1,395,156
7,895	MasterCard, Inc. Class A	4,365,382
8,672	Teradata Corp.*	442,879
21,289	Western Union Co.	315,290

		19,084,546

Leisure Equipment & Products(a) – 0.6%
36,370	Hasbro, Inc.	1,722,847

Common Stocks – (continued)
Life Sciences Tools & Services* – 0.3%
19,549	Charles River Laboratories International, Inc.	$850,186

Machinery – 3.3%
17,143	Donaldson Co., Inc.	623,662
9,915	IDEX Corp.	515,877
62,107	Illinois Tool Works, Inc.	4,009,628
46,662	The Toro Co.	2,100,257
41,598	WABCO Holdings, Inc.*	3,004,624

		10,254,048

Media – 3.4%
66,942	Cinemark Holdings, Inc.	2,067,838
5,280	Liberty Global, Inc. Class A*	382,114
9,272	Liberty Global, Inc. Series C*	627,251
94,890	News Corp. Class A	2,938,743
9,914	Regal Entertainment Group Class A(a)	177,857
65,016	Viacom, Inc. Class B	4,160,374

		10,354,177

Metals & Mining – 0.2%
74,733	Alcoa, Inc.	635,231
1,473	Reliance Steel & Aluminum Co.	95,848

		731,079

Multiline Retail – 0.2%
13,679	Big Lots, Inc.*	498,189
2,978	Family Dollar Stores, Inc.	182,760

		680,949

Office Electronics* – 0.1%
7,563	Zebra Technologies Corp. Class A	352,814

Oil, Gas & Consumable Fuels – 5.6%
25,525	Cabot Oil & Gas Corp.	1,736,976
6,895	EOG Resources, Inc.	835,398
33,538	Exxon Mobil Corp.	2,984,547
8,234	Hess Corp.	594,330
52,312	HollyFrontier Corp.	2,586,828
36,440	Marathon Petroleum Corp.	2,855,439
51,140	Tesoro Corp.	2,730,876
72,118	Valero Energy Corp.	2,907,798

		17,232,192

Personal Products – 0.6%
32,955	Nu Skin Enterprises, Inc. Class A(a)	1,671,807
2,874	The Estee Lauder Cos., Inc. Class A	199,312

		1,871,119

Pharmaceuticals – 5.9%
69,080	AbbVie, Inc.	3,181,134
38,362	Allergan, Inc.	4,356,005
23,141	Johnson & Johnson	1,972,307
63,208	Merck & Co., Inc.	2,970,776
13,126	Mylan, Inc.*	382,098

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
97,099	Pfizer, Inc.	$2,822,668
166,774	Warner Chilcott PLC Class A	2,398,210

		18,083,198

Professional Services – 0.3%
14,366	Manpowergroup, Inc.	763,697

Real Estate Investment Trusts – 3.9%
52,882	American Tower Corp.	4,441,559
44,744	Corrections Corp. of America	1,619,733
41,304	Equity Residential	2,398,110
10,789	Rayonier, Inc.	641,082
9,990	Regency Centers Corp.	562,038
26,210	Taubman Centers, Inc.	2,241,217

		11,903,739

Road & Rail – 0.0%
3,444	Con-way, Inc.	116,407

Semiconductors & Semiconductor Equipment* – 0.1%
64,146	LSI Corp.	419,515

Software – 5.0%
86,414	Cadence Design Systems, Inc.*	1,192,513
5,688	FactSet Research Systems, Inc.	535,070
317,246	Microsoft Corp.	10,500,843
91,510	Oracle Corp.	2,999,698
3,847	VMware, Inc. Class A*	271,213

		15,499,337

Specialty Retail – 6.3%
2,023	Advance Auto Parts, Inc.	169,689
95,787	American Eagle Outfitters, Inc.	1,863,057
4,397	AutoZone, Inc.*	1,798,769
71,920	GameStop Corp. Class A(a)	2,510,008
51,574	L Brands, Inc.	2,599,845
86,146	Lowe’s Cos., Inc.	3,309,729
34,336	O’Reilly Automotive, Inc.*	3,684,940
6,842	The Gap, Inc.	259,928
21,683	The Home Depot, Inc.	1,590,448
40,144	Urban Outfitters, Inc.*	1,663,567

		19,449,980

Textiles, Apparel & Luxury Goods – 0.1%
1,259	Ralph Lauren Corp.	228,609

Tobacco – 0.9%
3,192	Lorillard, Inc.	136,905
26,853	Philip Morris International, Inc.	2,566,878

		2,703,783

Trading Companies & Distributors – 0.3%
10,283	MSC Industrial Direct Co., Inc. Class A	810,300

TOTAL COMMON STOCKS
(Cost $272,172,484)		$300,777,037

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.1%
Repurchase Agreement – 2.1%
Joint Repurchase Agreement Account II
$6,300,000	0.169%	05/01/13	$6,300,000
(Cost $6,300,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $278,472,484)			$307,077,037

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 2.0%
Financial Square Money Market Fund – FST Shares
6,133,180	0.109%	$6,133,180
(Cost $6,133,180)

TOTAL INVESTMENTS – 102.0%
(Cost $284,605,664)		$313,210,217

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%		(6,130,797)

NET ASSETS – 100.0%		$307,079,420

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c)	Joint repurchase agreement was entered into on April 30, 2013. Additional information appears on page 65.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2013.
(e)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
S&P 500 E-Mini Index	69	June 2013	$5,493,090	$131,578

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 1.8%
38,369	Alliant Techsystems, Inc.	$2,853,119
7,299	Lockheed Martin Corp.	723,258
18,311	Raytheon Co.	1,123,929
31,210	Textron, Inc.	803,658
5,054	The Boeing Co.	461,986

		5,965,950

Airlines* – 0.7%
127,588	Delta Air Lines, Inc.	2,186,858

Biotechnology – 3.1%
10,857	Alexion Pharmaceuticals, Inc.*	1,063,986
3,066	Amgen, Inc.	319,508
15,422	Biogen Idec, Inc.*	3,376,338
31,773	BioMarin Pharmaceutical, Inc.*	2,084,309
27,096	Celgene Corp.*	3,199,225

		10,043,366

Building Products – 0.1%
14,642	Masco Corp.	284,640

Capital Markets – 5.2%
123,067	American Capital Ltd.*	1,862,004
52,115	Ameriprise Financial, Inc.	3,884,131
71,010	Federated Investors, Inc. Class B(a)	1,630,389
62,330	Janus Capital Group, Inc.	555,984
11,935	LPL Financial Holdings, Inc.	412,474
76,004	Morgan Stanley, Inc.	1,683,488
112,593	SEI Investments Co.	3,226,915
172,466	TD Ameritrade Holding Corp.	3,433,798

		16,689,183

Chemicals – 2.2%
45,520	LyondellBasell Industries NV Class A	2,763,064
996	NewMarket Corp.	267,625
9,885	The Sherwin-Williams Co.	1,810,043
30,143	The Valspar Corp.	1,923,726
6,556	W.R. Grace & Co.*	505,533

		7,269,991

Commercial Banks – 3.9%
131,289	SunTrust Banks, Inc.	3,840,203
50,188	U.S. Bancorp	1,670,257
183,267	Wells Fargo & Co.	6,960,481

		12,470,941

Commercial Services & Supplies – 0.2%
11,635	Avery Dennison Corp.	482,271
7,080	Tyco International Ltd.	227,409

		709,680

Communications Equipment* – 0.2%
46,558	Brocade Communications Systems, Inc.	270,968
32,823	Polycom, Inc.	344,641

		615,609

Common Stocks – (continued)
Computers & Peripherals – 0.0%
291	Apple, Inc.	$128,840

Consumer Finance – 1.4%
78,170	Capital One Financial Corp.	4,516,663

Containers & Packaging – 0.3%
11,854	Bemis Co., Inc.	466,455
10,769	Packaging Corp. of America	512,174

		978,629

Diversified Consumer Services – 0.2%
37,376	Service Corp.	630,907

Diversified Financial Services – 4.5%
40,901	CBOE Holdings, Inc.	1,535,014
122,468	Citigroup, Inc.	5,714,357
7,136	CME Group, Inc.	434,297
41,246	Interactive Brokers Group, Inc. Class A	621,165
1,142	IntercontinentalExchange, Inc.*	186,066
66,448	JPMorgan Chase & Co.	3,256,616
4,904	Leucadia National Corp.	151,485
7,291	Moody’s Corp.	443,657
72,958	The NASDAQ OMX Group, Inc.	2,150,802

		14,493,459

Diversified Telecommunication Services(b) – 2.8%
237,183	AT&T, Inc.	8,884,875

Electric Utilities – 2.0%
14,024	Edison International	754,491
20,654	Great Plains Energy, Inc.	498,381
84,141	NV Energy, Inc.	1,819,970
54,383	Pinnacle West Capital Corp.	3,311,925

		6,384,767

Electronic Equipment, Instruments & Components – 0.3%
17,472	AVX Corp.	197,608
27,278	Molex, Inc.	752,055

		949,663

Food & Staples Retailing – 0.6%
2,824	Costco Wholesale Corp.	306,206
25,643	CVS Caremark Corp.	1,491,910

		1,798,116

Food Products – 2.6%
27,772	Kraft Foods Group, Inc.	1,429,980
7,382	Mead Johnson Nutrition Co.	598,607
81,116	Mondelez International, Inc. Class A	2,551,098
35,382	The Hershey Co.	3,154,659
32,360	Tyson Foods, Inc. Class A	797,027

		8,531,371

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.4%
90,897	Abbott Laboratories	$3,355,917
391,128	Boston Scientific Corp.*	2,929,549
32,689	St. Jude Medical, Inc.	1,347,441

		7,632,907

Health Care Providers & Services – 0.7%
29,538	Humana, Inc.	2,189,061

Hotels, Restaurants & Leisure – 0.7%
17,918	Bally Technologies, Inc.*	954,671
34,461	Carnival Corp.	1,189,249

		2,143,920

Household Durables – 1.6%
36,861	Garmin Ltd.(a)	1,293,084
24,574	Mohawk Industries, Inc.*	2,724,765
548	NVR, Inc.*	564,440
18,644	PulteGroup, Inc.*	391,337
1,924	Whirlpool Corp.	219,875

		5,193,501

Household Products – 1.2%
51,111	The Procter & Gamble Co.	3,923,791

Independent Power Producers & Energy Traders – 0.5%
123,595	The AES Corp.	1,713,027

Industrial Conglomerates – 3.6%
8,008	3M Co.	838,518
483,443	General Electric Co.	10,775,944

		11,614,462

Insurance – 4.5%
80,112	Aflac, Inc.(b)	4,361,297
5,689	Everest Re Group Ltd.	767,958
50,750	MetLife, Inc.	1,978,743
72,869	Prudential Financial, Inc.	4,402,745
28,119	Reinsurance Group of America, Inc.	1,758,844
13,205	RenaissanceRe Holdings Ltd.	1,239,817

		14,509,404

Internet & Catalog Retail – 1.9%
50,489	Expedia, Inc.	2,819,306
150,056	Liberty Interactive Corp. Class A*	3,194,692

		6,013,998

Internet Software & Services* – 1.8%
17,961	AOL, Inc.	694,013
34,578	eBay, Inc.	1,811,541
3,940	Google, Inc. Class A	3,248,806

		5,754,360

IT Services – 0.7%
13,122	Booz Allen Hamilton Holding Corp.	199,323
43,484	CoreLogic, Inc.*	1,186,244
4,796	International Business Machines Corp.	971,382

		2,356,949

Common Stocks – (continued)
Leisure Equipment & Products(a) – 0.3%
21,429	Hasbro, Inc.	$1,015,092

Life Sciences Tools & Services* – 0.1%
10,730	Charles River Laboratories International, Inc.	466,648

Machinery – 2.1%
6,635	Donaldson Co., Inc.	241,381
2,564	IDEX Corp.	133,405
50,786	Illinois Tool Works, Inc.	3,278,744
2,914	The Toro Co.	131,159
43,706	WABCO Holdings, Inc.*	3,156,885

		6,941,574

Media – 1.7%
24,955	Cinemark Holdings, Inc.	770,860
17,240	Liberty Global, Inc. Series C* (a)	1,166,286
27,787	News Corp. Class A	860,563
41,081	Viacom, Inc. Class B	2,628,773

		5,426,482

Metals & Mining – 2.3%
415,031	Alcoa, Inc.	3,527,763
110,367	Commercial Metals Co.	1,613,565
10,809	Newmont Mining Corp.	350,212
16,646	Reliance Steel & Aluminum Co.	1,083,155
49,752	United States Steel Corp.(a)	885,586

		7,460,281

Multi-Utilities – 1.1%
55,400	Consolidated Edison, Inc.	3,526,210

Office Electronics – 0.3%
103,127	Xerox Corp.	884,830

Oil, Gas & Consumable Fuels – 17.4%
8,216	Cabot Oil & Gas Corp.	559,099
84,137	Chevron Corp.	10,265,555
94,485	ConocoPhillips	5,711,618
215,372	Exxon Mobil Corp.	19,165,954
45,927	Hess Corp.	3,315,011
69,524	HollyFrontier Corp.	3,437,962
50,854	Marathon Petroleum Corp.	3,984,920
34,089	Peabody Energy Corp.	683,825
26,599	Phillips 66	1,621,209
63,447	Tesoro Corp.	3,388,070
14,140	Ultra Petroleum Corp.*	302,596
96,354	Valero Energy Corp.	3,884,993

		56,320,812

Pharmaceuticals – 8.7%
12,466	AbbVie, Inc.	574,059
28,844	Allergan, Inc.	3,275,236
33,132	Johnson & Johnson	2,823,841
183,614	Merck & Co., Inc.	8,629,858

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
389,861	Pfizer, Inc.	$11,333,259
106,858	Warner Chilcott PLC Class A	1,536,618

		28,172,871

Professional Services – 1.0%
59,460	Manpowergroup, Inc.	3,160,894

Real Estate Investment Trusts – 5.3%
39,449	American Tower Corp.	3,313,321
88,602	Corrections Corp. of America	3,207,392
67,028	Equity Residential	3,891,646
30,973	Rayonier, Inc.	1,840,416
26,402	Regency Centers Corp.	1,485,377
39,185	Taubman Centers, Inc.	3,350,709

		17,088,861

Real Estate Management & Development – 0.7%
21,594	Jones Lang LaSalle, Inc.	2,138,238

Road & Rail – 0.1%
9,378	Con-way, Inc.	316,976

Semiconductors & Semiconductor Equipment – 0.2%
5,257	First Solar, Inc.*	244,766
10,353	Marvell Technology Group Ltd.	111,398
10,180	NXP Semiconductor NV*	280,459

		636,623

Software* – 0.1%
16,046	Cadence Design Systems, Inc.	221,435

Specialty Retail – 4.3%
3,473	Abercrombie & Fitch Co. Class A	172,122
64,550	American Eagle Outfitters, Inc.	1,255,498
2,466	AutoZone, Inc.*	1,008,816
98,407	GameStop Corp. Class A(a)	3,434,404
7,954	L Brands, Inc.	400,961
98,396	Lowe’s Cos, Inc.	3,780,374
30,957	O’Reilly Automotive, Inc.*	3,322,305
16,017	Urban Outfitters, Inc.*	663,745

		14,038,225

Water Utilities – 0.3%
23,270	American Water Works Co., Inc.	974,548

TOTAL COMMON STOCKS
(Cost $283,669,468)		$315,369,488

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(c) – 2.2%
Repurchase Agreement – 2.2%
Joint Repurchase Agreement Account II
$7,200,000	0.169%	05/01/13	$7,200,000
(Cost $7,200,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $290,869,468)			$322,569,488

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 2.8%
Financial Square Money Market Fund – FST Shares
9,092,164	0.109%	$9,092,164
(Cost $9,092,164)

TOTAL INVESTMENTS – 102.7%
(Cost $299,961,632)		$331,661,652

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(8,809,431)

NET ASSETS – 100.0%		$322,852,221

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c)	Joint repurchase agreement was entered into on April 30, 2013. Additional information appears on page 65.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2013.
(e)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	43

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
S&P 500 E-Mini Index	79	June 2013	$6,289,190	$145,371

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – 95.2%
Aerospace & Defense – 1.0%
14,812	Alliant Techsystems, Inc.	$1,101,420
5,931	American Science and Engineering, Inc.	382,431
16,118	Hexcel Corp.*	491,599
2,894	Spirit AeroSystems Holdings, Inc. Class A*	57,851
16,775	Taser International, Inc.*	147,788

		2,181,089

Air Freight & Logistics* – 0.2%
64,048	Pacer International, Inc.	364,433

Airlines – 3.7%
28,946	Alaska Air Group, Inc.*	1,784,232
14,518	Allegiant Travel Co.	1,305,168
179,054	JetBlue Airways Corp.*	1,233,682
56,086	Republic Airways Holdings, Inc.*	627,602
42,778	SkyWest, Inc.	612,153
23,831	Spirit Airlines, Inc.*	636,288
105,811	US Airways Group, Inc.*(a)	1,788,206

		7,987,331

Auto Components – 1.4%
22,818	Cooper Tire & Rubber Co.	567,940
9,030	Modine Manufacturing Co.*	82,534
16,135	Standard Motor Products, Inc.	494,376
22,285	Stoneridge, Inc.*	168,698
7,252	Superior Industries International, Inc.	133,147
35,458	Tenneco, Inc.*	1,371,161
4,137	Visteon Corp.*	243,214

		3,061,070

Biotechnology – 8.0%
39,054	Acorda Therapeutics, Inc.*	1,545,367
27,092	Aegerion Pharmaceuticals, Inc.*	1,138,948
91,361	Affymax, Inc.*(a)	82,234
24,341	Alkermes PLC*	745,078
50,419	Arena Pharmaceuticals, Inc.*(a)	415,453
9,722	BioMarin Pharmaceutical, Inc.*	637,763
2,130	Cepheid, Inc.*	81,217
6,181	Coronado Biosciences, Inc.*	69,536
32,332	Cubist Pharmaceuticals, Inc.*	1,484,685
27,442	Emergent Biosolutions, Inc.*	420,960
52,394	Enzon Pharmaceuticals, Inc.	172,900
26,606	Genomic Health, Inc.*	807,758
20,098	ImmunoGen, Inc.*	321,970
9,465	Infinity Pharmaceuticals, Inc.*	407,847
78,529	Isis Pharmaceuticals, Inc.*(a)	1,758,264
15,702	MannKind Corp.*	62,023
72,520	Momenta Pharmaceuticals, Inc.*	893,446
3,329	Myriad Genetics, Inc.*	92,713
197,375	PDL BioPharma, Inc.(a)	1,527,683
25,487	Pharmacyclics, Inc.*	2,077,190
43,885	Seattle Genetics, Inc.*(a)	1,621,551
16,630	Synageva BioPharma Corp.*	859,605

		17,224,191

Common Stocks – (continued)
Building Products – 2.1%
10,864	American Woodmark Corp.*	$365,573
14,893	Lennox International, Inc.	923,366
10,795	Masco Corp.	209,855
25,663	Trex Co., Inc.*	1,249,275
33,762	Universal Forest Products, Inc.	1,303,213
16,710	USG Corp.*	434,293

		4,485,575

Capital Markets – 4.5%
158,258	Apollo Investment Corp.	1,394,253
5,197	Arlington Asset Investment Corp. Class A	140,787
31,481	BlackRock Kelso Capital Corp.	313,236
5,367	Calamos Asset Management, Inc. Class A	60,916
2,970	Capital Southwest Corp.(a)	349,539
20,437	Cohen & Steers, Inc.(a)	807,466
47,442	Federated Investors, Inc. Class B(a)	1,089,268
21,262	FXCM, Inc. Class A	288,100
26,554	GAMCO Investors, Inc. Class A	1,394,085
28,737	Gladstone Capital Corp.	266,392
29,909	Greenhill & Co., Inc.	1,381,497
19,154	Investment Technology Group, Inc.*	208,587
18,151	Janus Capital Group, Inc.	161,907
7,834	LPL Financial Holdings, Inc.	270,743
34,196	NGP Capital Resources Co.	227,745
12,005	Piper Jaffray Cos., Inc.*	405,289
6,793	SEI Investments Co.	194,687
6,211	Waddell & Reed Financial, Inc. Class A	266,266
4,828	Walter Investment Management Corp.*	162,028
23,184	WisdomTree Investments, Inc.*	268,934

		9,651,725

Chemicals – 3.8%
29,584	A. Schulman, Inc.	768,297
18,631	Axiall Corp.	977,196
24,526	Chemtura Corp.*	521,423
4,720	Koppers Holdings, Inc.	207,255
55,916	Kraton Performance Polymers, Inc.*	1,269,852
18,827	Minerals Technologies, Inc.	764,941
26,253	OM Group, Inc.*	642,411
24,250	Stepan Co.	1,380,795
16,354	The Valspar Corp.	1,043,712
7,636	W.R. Grace & Co.*	588,812
6,571	Zep, Inc.	99,879

		8,264,573

Commercial Banks – 4.7%
21,572	1st Source Corp.	507,589
3,516	Banco Latinoamericano de Comercio Exterior SA Class E	79,778
9,619	BBCN Bancorp, Inc.	123,893
1,801	BOK Financial Corp.	112,544
3,556	Cathay General Bancorp	70,089
47,618	CVB Financial Corp.	517,608
39,062	F.N.B. Corp.	444,916

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Commercial Banks – (continued)
14,083	First Bancorp, Inc.	$240,678
24,102	First Interstate BancSystem, Inc.	489,753
12,609	First Niagara Financial Group, Inc.	119,912
65,190	FirstMerit Corp.	1,116,705
15,084	Great Southern Bancorp, Inc.	397,765
29,906	International Bancshares Corp.	580,176
8,359	Investors Bancorp, Inc.	165,508
6,225	OFG Bancorp	100,036
11,769	PacWest Bancorp	326,354
6,762	Popular, Inc.*	192,649
42,625	PrivateBancorp, Inc.	817,548
62,788	Renasant Corp.	1,432,822
4,343	Southwest Bancorp, Inc.*	57,414
8,450	State Bank Financial Corp.	124,300
86,947	Susquehanna Bancshares, Inc.	1,014,671
15,232	TCF Financial Corp.	221,626
38,727	Umpqua Holdings Corp.	464,724
13,293	Wintrust Financial Corp.	476,687

		10,195,745

Commercial Services & Supplies – 1.9%
22,166	ABM Industries, Inc.	499,843
1,774	Consolidated Graphics, Inc.*	63,279
30,015	HNI Corp.	1,033,416
41,172	Kimball International, Inc. Class B	378,371
9,764	Mine Safety Appliances Co.	468,672
19,953	Quad Graphics, Inc.(a)	417,018
90,553	Steelcase, Inc. Class A	1,150,023

		4,010,622

Communications Equipment – 2.5%
82,087	ARRIS Group, Inc.*	1,355,256
22,429	Aruba Networks, Inc.*	504,428
5,075	Bel Fuse, Inc. Class B	74,704
7,407	Calix, Inc.*	63,182
67,550	Ciena Corp.*	1,010,548
55,786	Extreme Networks, Inc.*	185,767
31,159	InterDigital, Inc.	1,383,771
22,897	PC-Tel, Inc.	152,723
20,673	Polycom, Inc.*	217,067
72,587	Symmetricom, Inc.*	377,453
4,562	Ubiquiti Networks, Inc.	70,483

		5,395,382

Computers & Peripherals* – 0.1%
39,306	Imation Corp.	144,646

Construction & Engineering – 0.0%
4,353	Pike Electric Corp.	68,037

Construction Materials* – 0.1%
23,587	Headwaters, Inc.	256,155

Consumer Finance – 0.4%
16,641	Cash America International, Inc.	726,047
1,889	World Acceptance Corp.*	167,856

		893,903

Common Stocks – (continued)
Containers & Packaging – 0.9%
19,103	Bemis Co., Inc.	$751,703
13,551	Graphic Packaging Holding Co.*	101,903
23,307	Packaging Corp. of America	1,108,481

		1,962,087

Diversified Consumer Services* – 0.7%
19,170	Ascent Capital Group LLC Class A	1,274,613
4,854	Coinstar, Inc.(a)	256,340

		1,530,953

Diversified Financial Services – 0.9%
19,473	CBOE Holdings, Inc.	730,822
3,279	MarketAxess Holdings, Inc.	138,767
47,416	PHH Corp.*	999,529
3,016	The NASDAQ OMX Group, Inc.	88,912

		1,958,030

Diversified Telecommunication Services – 0.5%
7,724	Cogent Communications Group, Inc.	221,215
6,517	magicJack VocalTec Ltd.*(a)	107,726
29,148	tw telecom, Inc.*	789,328
20,133	Vonage Holdings Corp.*	61,406

		1,179,675

Electric Utilities – 1.0%
9,871	El Paso Electric Co.	369,768
3,532	Great Plains Energy, Inc.	85,227
3,282	IDACORP, Inc.	161,507
2,247	Otter Tail Corp.	70,107
9,808	PNM Resources, Inc.	235,490
26,573	Portland General Electric Co.	856,979
9,192	UIL Holdings Corp.	382,755

		2,161,833

Electrical Equipment – 1.1%
24,061	Brady Corp. Class A	815,187
13,812	Encore Wire Corp.	452,343
14,575	EnerSys, Inc.*	668,118
1,840	Generac Holdings, Inc.	66,111
49,902	LSI Industries, Inc.	351,310

		2,353,069

Electronic Equipment, Instruments & Components – 0.2%
5,138	AVX Corp.	58,111
3,133	Cognex Corp.	124,380
2,844	SYNNEX Corp.*	98,402
5,878	Vishay Intertechnology, Inc.*	82,527

		363,420

Energy Equipment & Services – 0.5%
1,056	Bristow Group, Inc.	66,739
28,288	Exterran Holdings, Inc.*	747,369
17,021	Parker Drilling Co.*	70,127
30,510	Willbros Group, Inc.*	289,845

		1,174,080

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing* – 0.0%
6,507	The Pantry, Inc.	$95,067

Food Products – 1.5%
2,637	J&J Snack Foods Corp.	197,828
16,521	Lancaster Colony Corp.	1,304,003
6,510	Omega Protein Corp.*	60,608
24,518	Pilgrim’s Pride Corp.*	240,031
5,531	Post Holdings, Inc.*	242,202
15,140	Sanderson Farms, Inc.	927,476
59	Seaboard Corp.	162,013

		3,134,161

Gas Utilities – 0.9%
6,911	Northwest Natural Gas Co.	307,332
30,319	Southwest Gas Corp.	1,536,264

		1,843,596

Health Care Equipment & Supplies – 1.2%
1,787	Atrion Corp.	358,097
17,177	Cyberonics, Inc.*	745,825
10,491	Cynosure, Inc. Class A*	271,297
3,562	Haemonetics Corp.*	137,137
6,769	Hill-Rom Holdings, Inc.	230,620
29,107	Invacare Corp.	391,489
2,994	Meridian Bioscience, Inc.	60,748
2,475	SurModics, Inc.*	65,464
15,476	Volcano Corp.*	314,008
2,513	Wright Medical Group, Inc.*	58,905

		2,633,590

Health Care Providers & Services – 2.0%
15,492	Amedisys, Inc.*	155,540
29,383	AMN Healthcare Services, Inc.*	403,429
15,683	Assisted Living Concepts, Inc. Class A	186,941
3,717	Bio-Reference Laboratories, Inc.*(a)	94,783
10,361	Five Star Quality Care, Inc.*	49,008
3,143	HealthSouth Corp.*	86,433
20,768	Kindred Healthcare, Inc.*	217,856
1,535	LifePoint Hospitals, Inc.*	73,680
13,777	Magellan Health Services, Inc.*	704,831
36,022	Molina Healthcare, Inc.*	1,195,930
27,919	PharMerica Corp.*	359,876
70,932	Select Medical Holdings Corp.	585,189
30,523	Skilled Healthcare Group, Inc. Class A*	214,882

		4,328,378

Hotels, Restaurants & Leisure – 3.2%
24,004	Ameristar Casinos, Inc.	633,466
6,578	Bally Technologies, Inc.*	350,476
3,684	Biglari Holdings, Inc.*	1,426,739
37,371	Boyd Gaming Corp.*(a)	448,452
24,013	Domino’s Pizza, Inc.	1,325,518
11,135	Interval Leisure Group, Inc.	212,233
16,747	Marriott Vacations Worldwide Corp.*	761,654
4,481	Multimedia Games Holding Co., Inc.*	110,501

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
24,093	Papa John’s International, Inc.*(b)	$1,517,859
6,985	Texas Roadhouse, Inc.	164,147

		6,951,045

Household Durables – 1.7%
3,795	American Greetings Corp. Class A	69,980
15,111	Blyth, Inc.(a)	249,029
2,449	CSS Industries, Inc.	70,188
2,953	Ethan Allen Interiors, Inc.	86,464
14,918	Hooker Furniture Corp.	257,932
237,113	Hovnanian Enterprises, Inc. Class A*(a)	1,292,266
1,266	Jarden Corp.*	56,983
7,614	Mohawk Industries, Inc.*	844,240
6,874	NACCO Industries, Inc. Class A	398,830
12,991	PulteGroup, Inc.*	272,681

		3,598,593

Household Products* – 0.2%
40,484	Central Garden & Pet Co. Class A	356,259

Independent Power Producers & Energy Traders – 0.1%
12,345	Genie Energy Ltd. Class B	133,079

Insurance – 1.2%
31,788	AmTrust Financial Services, Inc.(a)	1,006,408
28,468	First American Financial Corp.	762,088
9,933	Global Indemnity PLC*	221,407
2,599	Homeowners Choice, Inc.	68,978
2,908	Horace Mann Educators Corp.	65,575
8,865	Maiden Holdings Ltd.	91,576
1,791	Platinum Underwriters Holdings Ltd.	101,639
7,460	Stewart Information Services Corp.	201,942

		2,519,613

Internet & Catalog Retail – 0.1%
2,894	Blue Nile, Inc.*	94,431
4,928	PetMed Express, Inc.	61,600

		156,031

Internet Software & Services – 2.0%
4,881	Digital River, Inc.*	70,677
15,562	LivePerson, Inc.*	199,505
81,193	Marchex, Inc. Class B	335,327
27,930	Monster Worldwide, Inc.*	122,333
12,203	OpenTable, Inc.*	675,924
2,317	Travelzoo, Inc.*	59,153
14,686	ValueClick, Inc.*	453,210
15,001	VistaPrint NV*(a)	612,041
14,583	WebMD Health Corp.*	352,179
24,320	Zillow, Inc. Class A*(a)	1,430,746

		4,311,095

IT Services – 2.9%
41,196	Acxiom Corp.*	819,388
6,685	Booz Allen Hamilton Holding Corp.	101,545
77,501	Ciber, Inc.*	330,154
7,893	Convergys Corp.	134,339

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
34,667	CoreLogic, Inc.*	$945,716
27,001	CSG Systems International, Inc.*	583,492
27,916	Euronet Worldwide, Inc.*	852,276
3,071	Gartner, Inc.*	177,657
11,388	Global Cash Access Holdings, Inc.*	81,196
8,020	Heartland Payment Systems, Inc.	263,778
41,248	Lender Processing Services, Inc.	1,144,220
97,326	Lionbridge Technologies, Inc.*	332,855
7,781	ManTech International Corp. Class A	207,675
854	MAXIMUS, Inc.	68,055
49,961	ModusLink Global Solutions, Inc.*	139,891

		6,182,237

Leisure Equipment & Products – 0.6%
22,962	Brunswick Corp.	726,977
52,196	Smith & Wesson Holding Corp.*(a)	458,281

		1,185,258

Life Sciences Tools & Services – 1.2%
13,196	Cambrex Corp.*	164,818
14,014	Charles River Laboratories International, Inc.*	609,469
6,332	Luminex Corp.*	105,301
38,125	PAREXEL International Corp.*	1,561,219
1,995	Techne Corp.	127,959

		2,568,766

Machinery – 2.4%
5,743	Albany International Corp. Class A	166,834
6,464	Astec Industries, Inc.	212,213
12,119	Briggs & Stratton Corp.	272,556
7,212	Donaldson Co., Inc.	262,373
1,642	EnPro Industries, Inc.*	80,918
25,621	Hyster-Yale Materials Handling, Inc.	1,337,160
2,754	John Bean Technologies Corp.	57,118
14,569	Kadant, Inc.	403,124
17,458	Lydall, Inc.*	250,348
21,347	Miller Industries, Inc.	322,553
1,288	Mueller Industries, Inc.	66,693
23,239	Tecumseh Products Co. Class A*	206,827
12,107	Tennant Co.	578,957
10,941	WABCO Holdings, Inc.*	790,268
3,213	Watts Water Technologies, Inc. Class A	151,204

		5,159,146

Media – 0.7%
14,176	Arbitron, Inc.	661,877
13,855	Entercom Communications Corp. Class A*(a)	109,593
33,622	Harte-Hanks, Inc.	266,623
52,171	Journal Communications, Inc. Class A*	355,285
5,316	LIN TV Corp. Class A*	65,440
2,534	Valassis Communications, Inc.	64,946

		1,523,764

Common Stocks – (continued)
Metals & Mining – 0.8%
4,001	Coeur d’Alene Mines Corp.*	$60,975
11,860	Globe Specialty Metals, Inc.	154,891
25,390	Materion Corp.	672,581
20,194	Schnitzer Steel Industries, Inc. Class A	495,359
13,559	SunCoke Energy, Inc.*	205,148
5,727	Worthington Industries, Inc.	184,295

		1,773,249

Multi-Utilities – 0.8%
4,230	Avista Corp.	118,651
30,213	Black Hills Corp.	1,416,688
931	CH Energy Group, Inc.	60,487
2,684	NorthWestern Corp.	115,466

		1,711,292

Multiline Retail – 0.0%
6,561	Fred’s, Inc. Class A	93,363

Oil, Gas & Consumable Fuels – 4.4%
73,132	Alon USA Energy, Inc.	1,213,991
22,925	CVR Energy, Inc.	1,129,515
32,705	Delek US Holdings, Inc.	1,180,324
5,993	Green Plains Renewable Energy, Inc.*	74,972
22,381	HollyFrontier Corp.	1,106,740
27,108	SemGroup Corp. Class A*	1,405,550
43,152	Ship Finance International Ltd.	711,145
20,094	Tesoro Corp.	1,073,020
47,500	Western Refining, Inc.	1,468,225

		9,363,482

Paper & Forest Products – 1.5%
84,694	Louisiana-Pacific Corp.*	1,534,655
2,732	PH Glatfelter Co.	65,568
63,355	Resolute Forest Products*	926,884
18,201	Schweitzer-Mauduit International, Inc.	733,318

		3,260,425

Personal Products(a) – 0.5%
9,247	Nu Skin Enterprises, Inc. Class A	469,100
11,296	USANA Health Sciences, Inc.*	637,321

		1,106,421

Pharmaceuticals – 2.4%
29,002	Auxilium Pharmaceuticals, Inc.*	433,000
7,810	Endo Health Solutions, Inc.*	286,158
50,342	Questcor Pharmaceuticals, Inc.(a)	1,547,513
77,170	Santarus, Inc.*	1,417,613
4,101	ViroPharma, Inc.*	111,752
95,363	Warner Chilcott PLC Class A	1,371,320

		5,167,356

Professional Services – 2.2%
1,563	Barrett Business Services, Inc.	82,745
21,180	CDI Corp.	331,891
22,685	Insperity, Inc.	626,787
77,226	Kelly Services, Inc. Class A	1,314,387

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
74,153	Kforce, Inc.	$1,121,193
13,753	Manpowergroup, Inc.	731,109
62,248	Volt Information Sciences, Inc.*	504,209

		4,712,321

Real Estate Investment Trusts – 6.4%
7,581	Acadia Realty Trust	216,438
8,311	Corporate Office Properties Trust	240,936
29,216	Corrections Corp. of America	1,057,619
63,462	Cousins Properties, Inc.	693,005
18,209	DuPont Fabros Technology, Inc.	457,774
5,075	EastGroup Properties, Inc.	320,080
23,828	Extra Space Storage, Inc.	1,038,424
29,909	Franklin Street Properties Corp.	456,710
3,972	Getty Realty Corp.	85,041
48,173	Healthcare Realty Trust, Inc.	1,446,154
11,016	LTC Properties, Inc.	512,244
24,331	National Health Investors, Inc.	1,611,685
8,742	NorthStar Realty Finance Corp.	87,158
8,414	Pennsylvania Real Estate Investment Trust	174,422
35,489	Potlatch Corp.	1,680,404
2,603	Regency Centers Corp.	146,445
28,412	Ryman Hospitality Properties, Inc.(a)	1,263,198
2,963	Sovran Self Storage, Inc.	203,262
7,041	Sunstone Hotel Investors, Inc.*	87,379
12,865	Taubman Centers, Inc.	1,100,086
13,563	The Geo Group, Inc.	507,934
14,606	Washington Real Estate Investment Trust	417,147

		13,803,545

Real Estate Management & Development – 0.9%
6,531	Altisource Residential Corp. Class B*	124,089
11,514	Jones Lang LaSalle, Inc.	1,140,116
2,006	Realogy Holdings Corp.*	96,288
31,788	The St. Joe Co.*(a)	622,091

		1,982,584

Road & Rail – 1.1%
11,085	Avis Budget Group, Inc.*	319,691
2,128	Con-way, Inc.	71,926
33,893	Heartland Express, Inc.	459,928
18,593	Marten Transport Ltd.	378,740
4,038	Saia, Inc.*	165,235
10,946	Swift Transportation Co.*	153,463
12,848	Universal Truckload Services, Inc.*	324,284
16,943	Werner Enterprises, Inc.	389,011

		2,262,278

Semiconductors & Semiconductor Equipment – 2.9%
35,523	Advanced Energy Industries, Inc.*(b)	603,181
1,725	Cabot Microelectronics Corp.*	57,805
8,467	Cree, Inc.*	478,978
47,272	Cypress Semiconductor Corp.*	476,974
40,402	DSP Group, Inc.*	326,044

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
32,301	First Solar, Inc.*(a)	$1,503,935
56,073	Micrel, Inc.	564,094
10,437	MKS Instruments, Inc.	280,442
42,719	Spansion, Inc. Class A*	554,920
53,620	SunPower Corp.*	728,696
16,535	Veeco Instruments, Inc.*(a)	629,487

		6,204,556

Software – 3.2%
143,270	Accelrys, Inc.*	1,411,210
56,903	Aspen Technology, Inc.*	1,734,404
4,629	Cadence Design Systems, Inc.*	63,880
10,158	EPIQ Systems, Inc.	141,907
6,886	Manhattan Associates, Inc.*	483,466
72,723	Mentor Graphics Corp.	1,327,922
1,133	MicroStrategy, Inc. Class A*	102,185
6,465	Monotype Imaging Holdings, Inc.	149,923
4,299	Pegasystems, Inc.	108,808
33,156	PROS Holdings, Inc.*	859,404
6,458	RealPage, Inc.*(a)	131,743
9,305	Verint System, Inc.*	307,437

		6,822,289

Specialty Retail – 2.5%
3,683	American Eagle Outfitters, Inc.	71,634
10,833	Brown Shoe Co., Inc.	183,186
37,517	GameStop Corp. Class A(a)	1,309,343
4,016	Haverty Furniture Cos., Inc.	95,500
5,643	Hibbett Sports, Inc.*	309,519
23,739	Lumber Liquidators Holdings, Inc.*	1,945,648
54,935	OfficeMax, Inc.	632,302
5,866	Penske Automotive Group, Inc.	181,377
9,803	Stage Stores, Inc.	271,445
6,630	Vitamin Shoppe, Inc.*	325,865

		5,325,819

Textiles, Apparel & Luxury Goods – 0.9%
10,375	Columbia Sportswear Co.(a)	607,975
9,295	Crocs, Inc.*	148,906
7,982	Hanesbrands, Inc.*	400,377
9,662	Movado Group, Inc.	292,179
19,164	Perry Ellis International, Inc.	336,712
2,663	Skechers U.S.A., Inc. Class A*	55,337
3,436	Unifi, Inc.*	67,002

		1,908,488

Thrifts & Mortgage Finance – 0.9%
9,465	Brookline Bancorp, Inc.	79,506
52,807	Ocwen Financial Corp.*	1,931,680

		2,011,186

Tobacco* – 0.0%
19,290	Alliance One International, Inc.	72,338

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 1.5%
2,897	Beacon Roofing Supply, Inc.*	$110,463
12,373	H&E Equipment Services, Inc.	251,914
31,860	TAL International Group, Inc.	1,319,004
19,593	Watsco, Inc.	1,653,257

		3,334,638

Wireless Telecommunication Services – 0.2%
23,924	USA Mobility, Inc.	324,649

TOTAL COMMON STOCKS
(Cost $180,014,573)		$204,787,581

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(c) – 4.2%
Repurchase Agreement – 4.2%
Joint Repurchase Agreement Account II
$9,000,000	0.169%	05/01/13	$9,000,000
(Cost $9,000,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $189,014,573)			$213,787,581

Shares	Description	Value

Securities Lending Reinvestment Vehicle(d)(e) – 10.6%
Financial Square Money Market Fund
22,757,070	0.109%	$22,757,070
(Cost $22,757,070)

TOTAL INVESTMENTS – 110.0%
(Cost $211,771,643)		$236,544,651

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.0)%		(21,499,257)

NET ASSETS – 100.0%		$215,045,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(c)	Joint repurchase agreement was entered into on April 30, 2013. Additional information appears on page 65.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2013.
(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	94	June 2013	$8,883,940	$128,469

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
Aerospace & Defense – 2.0%
3,320	Alliant Techsystems, Inc.	$246,875
963	American Science and Engineering, Inc.	62,094
7,095	DigitalGlobe, Inc.*	207,103
10,848	Hexcel Corp.*	330,864
12,281	Taser International, Inc.*	108,196

		955,132

Air Freight & Logistics* – 0.1%
11,616	Pacer International, Inc.	66,095

Airlines – 3.7%
8,780	Alaska Air Group, Inc.*	541,199
3,715	Allegiant Travel Co.	333,978
8,973	Republic Airways Holdings, Inc.*	100,408
8,222	SkyWest, Inc.	117,657
7,651	Spirit Airlines, Inc.*	204,282
30,356	US Airways Group, Inc.*(a)	513,016

		1,810,540

Auto Components – 1.6%
14,007	Cooper Tire & Rubber Co.	348,634
5,284	Stoneridge, Inc.*	40,000
3,903	Superior Industries International, Inc.	71,659
8,797	Tenneco, Inc.*	340,180

		800,473

Beverages – 0.1%
4,603	National Beverage Corp.	67,802

Biotechnology – 12.2%
10,406	Acorda Therapeutics, Inc.*	411,765
5,410	Aegerion Pharmaceuticals, Inc.*	227,436
19,132	Alkermes PLC*	585,631
2,174	Alnylam Pharmaceuticals, Inc.*	52,067
21,308	Arena Pharmaceuticals, Inc.*(a)	175,578
3,805	BioMarin Pharmaceutical, Inc.*	249,608
1,196	Cepheid, Inc.*	45,603
13,231	Codexis, Inc.*	29,637
7,431	Coronado Biosciences, Inc.*	83,599
9,818	Cubist Pharmaceuticals, Inc.*	450,843
5,730	Emergent Biosolutions, Inc.*	87,898
11,425	Genomic Health, Inc.*	346,863
5,566	Infinity Pharmaceuticals, Inc.*	239,839
21,437	Isis Pharmaceuticals, Inc.*(a)	479,974
3,416	Ligand Pharmaceuticals, Inc. Class B*	93,325
41,077	MannKind Corp.*(a)	162,254
14,912	Merrimack Pharmaceuticals, Inc.*	73,367
17,775	Momenta Pharmaceuticals, Inc.*	218,988
10,597	NPS Pharmaceuticals, Inc.*	142,318
49,486	PDL BioPharma, Inc.(a)	383,022
7,954	Pharmacyclics, Inc.*	648,251
3,455	Sangamo Biosciences, Inc.*	35,172
13,603	Seattle Genetics, Inc.*	502,631
7,417	Spectrum Pharmaceuticals, Inc.(a)	54,960

Common Stocks – (continued)
Biotechnology – (continued)
1,279	Synageva BioPharma Corp.*	$66,112
1,284	United Therapeutics Corp.*	85,746

		5,932,487

Building Products – 1.5%
1,006	American Woodmark Corp.*	33,852
662	Lennox International, Inc.	41,044
7,339	Trex Co., Inc.*	357,263
2,683	Universal Forest Products, Inc.	103,564
7,759	USG Corp.*	201,656

		737,379

Capital Markets – 1.6%
4,842	Cohen & Steers, Inc.	191,307
2,947	GAMCO Investors, Inc. Class A	154,718
7,927	Greenhill & Co., Inc.	366,148
1,149	Waddell & Reed Financial, Inc. Class A	49,258

		761,431

Chemicals – 3.0%
9,257	Axiall Corp.	485,529
2,395	Chemtura Corp.*	50,918
2,613	Koppers Holdings, Inc.	114,737
2,694	Kraton Performance Polymers, Inc.*	61,181
2,987	Minerals Technologies, Inc.	121,362
1,911	OM Group, Inc.*	46,762
3,136	Omnova Solutions, Inc.*	20,917
1,458	PolyOne Corp.	32,849
17,025	Senomyx, Inc.*	34,901
6,030	Stepan Co.	343,348
2,106	The Valspar Corp.	134,405

		1,446,909

Commercial Banks – 0.1%
2,422	State Bank Financial Corp.	35,628

Commercial Services & Supplies – 2.7%
10,749	Healthcare Services Group, Inc.	239,595
12,108	HNI Corp.	416,879
4,618	Intersections, Inc.	44,148
6,119	Kimball International, Inc. Class B	56,234
4,991	Mine Safety Appliances Co.	239,568
18,957	Steelcase, Inc. Class A	240,754
2,486	United Stationers, Inc.	80,720

		1,317,898

Communications Equipment – 3.6%
15,070	ARRIS Group, Inc.*	248,806
16,106	Aruba Networks, Inc.*	362,224
3,803	Calix, Inc.*	32,440
25,101	Ciena Corp.*	375,511
8,250	Extreme Networks, Inc.*	27,472
8,729	InterDigital, Inc.	387,655
5,497	Plantronics, Inc.	240,879
1,335	ViaSat, Inc.*	64,707

		1,739,694

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Computers & Peripherals*(a) – 0.6%
7,787	3D Systems, Corp.	$297,775

Construction Materials* – 0.1%
6,302	Headwaters, Inc.	68,440

Consumer Finance – 0.5%
3,259	Cash America International, Inc.	142,190
1,524	DFC Global Corp.*	20,574
768	World Acceptance Corp.*(a)	68,245

		231,009

Containers & Packaging – 0.8%
3,848	Bemis Co., Inc.	151,419
5,307	Packaging Corp. of America	252,401

		403,820

Distributors – 0.1%
609	Core-Mark Holding Co., Inc.	31,692

Diversified Consumer Services*(a) – 0.5%
4,340	Coinstar, Inc.	229,195

Diversified Financial Services – 0.4%
2,412	Interactive Brokers Group, Inc. Class A	36,325
2,909	MarketAxess Holdings, Inc.	123,109
2,059	NewStar Financial, Inc.*	24,605

		184,039

Diversified Telecommunication Services – 0.6%
5,343	Cbeyond, Inc.*	46,912
3,691	Cogent Communications Group, Inc.	105,710
2,159	Fairpoint Communications, Inc.*(a)	17,574
3,718	magicJack VocalTec Ltd.*(a)	61,458
2,673	tw telecom, Inc.*	72,385

		304,039

Electric Utilities – 0.2%
2,833	Otter Tail Corp.	88,390

Electrical Equipment – 0.7%
1,182	Acuity Brands, Inc.	86,239
2,992	Coleman Cable, Inc.	44,880
1,565	EnerSys, Inc.*	71,740
3,623	Generac Holdings, Inc.	130,174

		333,033

Electronic Equipment, Instruments & Components – 1.0%
1,680	Anixter International, Inc.	120,523
2,735	AVX Corp.	30,933
4,949	Cognex Corp.	196,475
1,697	Electro Scientific Industries, Inc.	18,294
1,393	Littelfuse, Inc.	97,259
1,399	Plexus Corp.*	37,731

		501,215

Energy Equipment & Services* – 0.2%
7,928	Willbros Group, Inc.	75,316

Common Stocks – (continued)
Food & Staples Retailing* – 0.7%
5,586	Susser Holdings Corp.	$297,008
3,790	The Pantry, Inc.	55,372

		352,380

Food Products – 2.7%
674	Cal-Maine Foods, Inc.	28,766
4,415	Lancaster Colony Corp.	348,476
31,641	Pilgrim’s Pride Corp.*	309,766
1,970	Post Holdings, Inc.*	86,266
3,973	Sanderson Farms, Inc.	243,386
42	Seaboard Corp.	115,331
6,301	Snyder’s-Lance, Inc.	158,659

		1,290,650

Health Care Equipment & Supplies – 3.7%
1,983	ABIOMED, Inc.*(a)	36,626
9,045	Align Technology, Inc.*	299,570
1,945	Conceptus, Inc.*	60,315
7,486	Cyberonics, Inc.*	325,042
2,098	Cynosure, Inc. Class A*	54,254
3,028	ICU Medical, Inc.*	182,437
5,389	Invacare Corp.	72,482
8,960	Masimo Corp.	179,738
1,545	Meridian Bioscience, Inc.	31,348
1,218	SurModics, Inc.*	32,216
3,949	Vascular Solutions, Inc.*	62,829
16,390	Volcano Corp.*	332,553
1,679	West Pharmaceutical Services, Inc.	107,221

		1,776,631

Health Care Providers & Services* – 2.3%
1,905	Amedisys, Inc.	19,126
5,300	AMN Healthcare Services, Inc.	72,769
2,588	Bio-Reference Laboratories, Inc.(a)	65,994
4,946	BioScrip, Inc.	68,552
2,720	CorVel Corp.	129,118
2,904	Gentiva Health Services, Inc.	30,463
9,319	HealthSouth Corp.	256,272
9,821	Kindred Healthcare, Inc.	103,022
2,431	Magellan Health Services, Inc.	124,370
3,990	Molina Healthcare, Inc.	132,468
5,073	PharMerica Corp.	65,391
9,441	Skilled Healthcare Group, Inc. Class A	66,465

		1,134,010

Hotels, Restaurants & Leisure – 3.8%
6,682	Ameristar Casinos, Inc.	176,338
522	Biglari Holdings, Inc.*	202,160
985	Bob Evans Farms, Inc.	42,690
11,195	Boyd Gaming Corp.*	134,340
8,913	Domino’s Pizza, Inc.	491,998
1,787	Interval Leisure Group, Inc.	34,060
6,218	Papa John’s International, Inc.*	391,734
2,453	SHFL Entertainment, Inc.*	38,757
4,657	Sonic Corp.*	58,352

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
9,931	Texas Roadhouse, Inc.	$233,379
3,209	Town Sports International Holdings, Inc.	32,315

		1,836,123

Household Durables – 1.2%
3,400	Blyth, Inc.(a)	56,032
1,453	Ethan Allen Interiors, Inc.	42,544
38,551	Hovnanian Enterprises, Inc. Class A*(a)	210,103
1,321	Libbey, Inc.*	25,588
1,460	Mohawk Industries, Inc.*	161,885
1,312	NACCO Industries, Inc. Class A	76,122

		572,274

Insurance – 0.9%
7,341	AmTrust Financial Services, Inc.(a)	232,416
1,990	Employers Holdings, Inc.	45,073
2,671	First American Financial Corp.	71,503
930	Global Indemnity PLC*	20,730
1,062	Reinsurance Group of America, Inc.	66,428

		436,150

Internet & Catalog Retail – 0.2%
766	Blue Nile, Inc.*	24,994
741	HSN, Inc.	38,962
1,862	PetMed Express, Inc.	23,275

		87,231

Internet Software & Services – 3.3%
2,799	Dice Holdings, Inc.*	23,624
3,829	j2 Global, Inc.	155,840
8,982	LivePerson, Inc.*	115,149
11,427	Marchex, Inc. Class B	47,193
2,953	NIC, Inc.	49,729
3,823	OpenTable, Inc.*	211,756
7,623	Responsys, Inc.*	59,231
3,331	Travelzoo, Inc.*	85,040
11,426	ValueClick, Inc.*	352,606
5,872	VistaPrint NV*(a)	239,578
4,181	Zillow, Inc. Class A*(a)	245,968

		1,585,714

IT Services – 2.6%
3,557	Cardtronics, Inc.*	99,632
4,619	CoreLogic, Inc.*	126,006
5,904	CSG Systems International, Inc.*	127,585
5,622	Global Cash Access Holdings, Inc.*	40,085
2,938	Heartland Payment Systems, Inc.	96,631
5,094	Lender Processing Services, Inc.	141,308
15,384	Lionbridge Technologies, Inc.*	52,613
3,063	MAXIMUS, Inc.	244,090
5,034	Sapient Corp.*	58,797
13,400	TeleTech Holdings, Inc.*	285,286

		1,272,033

Common Stocks – (continued)
Leisure Equipment & Products – 1.2%
13,488	Brunswick Corp.	$427,030
15,564	Smith & Wesson Holding Corp.*(a)	136,652

		563,682

Life Sciences Tools & Services* – 1.6%
5,304	Affymetrix, Inc.	19,306
6,743	Cambrex Corp.	84,220
1,733	Charles River Laboratories International, Inc.	75,368
1,836	Luminex Corp.	30,533
423	Mettler-Toledo International, Inc.	88,390
12,126	PAREXEL International Corp.	496,560

		794,377

Machinery – 2.0%
1,634	Altra Holdings, Inc.	43,546
780	EnPro Industries, Inc.*	38,438
1,276	FreightCar America, Inc.	26,643
2,229	Hyster-Yale Materials Handling, Inc.	116,332
510	Lindsay Corp.	39,178
2,890	Lydall, Inc.*	41,443
3,811	Met-Pro Corp.	51,067
4,786	Mueller Industries, Inc.	247,819
6,350	Tecumseh Products Co. Class A*	56,515
3,924	Tennant Co.	187,646
1,770	WABCO Holdings, Inc.*	127,847

		976,474

Media – 0.7%
4,490	Arbitron, Inc.	209,638
5,985	Entercom Communications Corp. Class A*	47,341
2,490	Harte-Hanks, Inc.	19,746
3,181	Journal Communications, Inc. Class A*	21,663
2,688	Lions Gate Entertainment Corp.*	66,689

		365,077

Metals & Mining – 0.6%
9,395	Globe Specialty Metals, Inc.	122,699
11,148	SunCoke Energy, Inc.*	168,669

		291,368

Multi-Utilities – 0.1%
568	Black Hills Corp.	26,634

Oil, Gas & Consumable Fuels – 4.0%
16,948	Alon USA Energy, Inc.(b)	281,337
1,476	Contango Oil & Gas Co.	55,527
5,507	CVR Energy, Inc.	271,330
6,772	Delek US Holdings, Inc.	244,401
4,948	HollyFrontier Corp.	244,679
4,720	Tesoro Corp.	252,048
19,306	W&T Offshore, Inc.	225,494
11,428	Western Refining, Inc.	353,239

		1,928,055

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Paper & Forest Products – 0.9%
14,462	Louisiana-Pacific Corp.*	$262,051
4,765	Schweitzer-Mauduit International, Inc.	191,982

		454,033

Personal Products*(a) – 0.6%
5,404	USANA Health Sciences, Inc.	304,894

Pharmaceuticals – 4.0%
17,616	Auxilium Pharmaceuticals, Inc.*	263,007
4,453	BioDelivery Sciences International, Inc.*	25,293
7,354	Endocyte, Inc.*	102,147
3,824	Jazz Pharmaceuticals PLC*	223,130
13,701	Questcor Pharmaceuticals, Inc.(a)	421,169
2,951	Repros Therapeutics, Inc.*(a)	60,023
19,967	Santarus, Inc.*	366,794
12,815	SciClone Pharmaceuticals, Inc.*	60,615
5,104	The Medicines Co.*	172,311
15,048	Warner Chilcott PLC Class A	216,390
3,294	XenoPort, Inc.*	20,456

		1,931,335

Professional Services – 1.7%
4,327	CDI Corp.	67,804
2,914	Heidrick & Struggles International, Inc.	38,523
8,049	Insperity, Inc.	222,394
16,511	Kelly Services, Inc. Class A	281,017
5,716	Kforce, Inc.	86,426
2,584	Manpowergroup, Inc.	137,366

		833,530

Real Estate Investment Trusts – 3.4%
1,881	Corrections Corp. of America	68,092
11,151	Cousins Properties, Inc.	121,769
5,482	EastGroup Properties, Inc.	345,750
853	LTC Properties, Inc.	39,664
8,462	Potlatch Corp.	400,676
6,956	Ryman Hospitality Properties, Inc.	309,264
2,228	Taubman Centers, Inc.	190,516
1,219	Universal Health Realty Income Trust	65,497
4,127	Washington Real Estate Investment Trust	117,867

		1,659,095

Road & Rail – 1.6%
5,890	Avis Budget Group, Inc.*	169,868
3,876	Celadon Group, Inc.	65,078
11,540	Heartland Express, Inc.	156,598
10,450	Swift Transportation Co.*	146,509
2,476	Universal Truckload Services, Inc.*	62,494
6,727	Werner Enterprises, Inc.	154,452

		754,999

Semiconductors & Semiconductor Equipment – 2.3%
4,327	Advanced Energy Industries, Inc.*	73,472
1,494	ATMI, Inc.*	32,494
3,796	Cabot Microelectronics Corp.*	127,204
698	Cree, Inc.*	39,486

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
4,798	Cypress Semiconductor Corp.*	$48,412
2,508	First Solar, Inc.*	116,772
20,954	Micrel, Inc.	210,797
12,906	PLX Technology, Inc.*	60,271
14,526	RF Micro Devices, Inc.*	81,491
11,837	SunPower Corp.*	160,865
3,079	Veeco Instruments, Inc.*	117,218
3,771	Volterra Semiconductor Corp.*	49,061

		1,117,543

Software – 4.8%
11,231	Accelrys, Inc.*	110,625
4,107	Advent Software, Inc.*	119,267
16,201	Aspen Technology, Inc.*	493,806
2,558	Fair Isaac Corp.	119,152
3,107	Manhattan Associates, Inc.*	218,142
21,115	Mentor Graphics Corp.	385,560
863	MicroStrategy, Inc. Class A*	77,834
2,691	Monotype Imaging Holdings, Inc.	62,404
1,344	NetScout Systems, Inc.*	30,657
2,068	Pegasystems, Inc.	52,341
5,541	PROS Holdings, Inc.*	143,623
3,309	QAD, Inc. Class A	39,973
2,661	RealPage, Inc.*	54,284
3,506	Take-Two Interactive Software, Inc.*	53,502
7,045	TeleNav, Inc.*	36,916
10,679	Verint System, Inc.*	352,834

		2,350,920

Specialty Retail – 3.5%
6,743	ANN, Inc.*	199,188
1,071	Destination Maternity Corp.	25,436
9,078	GameStop Corp. Class A(a)	316,822
3,845	Hibbett Sports, Inc.*	210,898
6,018	Lumber Liquidators Holdings, Inc.*	493,235
3,360	OfficeMax, Inc.	38,674
4,206	Penske Automotive Group, Inc.	130,050
2,043	The Buckle, Inc.(a)	99,188
3,749	Vitamin Shoppe, Inc.*	184,263

		1,697,754

Textiles, Apparel & Luxury Goods – 0.7%
2,988	Crocs, Inc.*	47,868
8,437	Movado Group, Inc.	255,135
2,259	Perry Ellis International, Inc.	39,690

		342,693

Thrifts & Mortgage Finance* – 0.7%
8,719	Ocwen Financial Corp.	318,941

Trading Companies & Distributors – 2.9%
3,379	Applied Industrial Technologies, Inc.	142,763
9,370	Beacon Roofing Supply, Inc.*	357,278
11,958	H&E Equipment Services, Inc.	243,465

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
3,756	TAL International Group, Inc.	$155,498
5,885	Watsco, Inc.	496,576

		1,395,580

Water Utilities – 0.1%
5,132	Consolidated Water Co., Ltd.	51,166

Wireless Telecommunication Services – 0.1%
3,896	USA Mobility, Inc.	52,869

TOTAL COMMON STOCKS
(Cost $40,369,949)		$46,973,646

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.9%
Repurchase Agreement – 1.9%
Joint Repurchase Agreement Account II
$900,000	0.169%	05/01/13	$900,000
(Cost $900,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $41,269,949)			$47,873,646

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 8.0%
Financial Square Money Market Fund – FST Shares
3,887,872	0.109%	$3,887,872
(Cost $3,887,872)

TOTAL INVESTMENTS – 106.7%
(Cost $45,157,821)		$51,761,518

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.7)%		(3,260,316)

NET ASSETS – 100.0%		$48,501,202

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(c)	Joint repurchase agreement was entered into on April 30, 2013. Additional information appears on page 65.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2013.
(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	11	June 2013	$1,039,610	$34,387

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Aerospace & Defense – 1.8%
3,351	AAR Corp.	$59,849
9,539	Alliant Techsystems, Inc.	709,320
2,688	American Science and Engineering, Inc.	173,322
22,669	DigitalGlobe, Inc.*	661,708
8,277	Ducommun, Inc.*	202,704
7,931	LMI Aerospace, Inc.*	169,644
1,883	Moog, Inc. Class A*	87,013
22,191	Orbital Sciences Corp.*	399,882

		2,463,442

Air Freight & Logistics* – 0.1%
25,809	Pacer International, Inc.	146,853

Airlines – 2.3%
11,660	Alaska Air Group, Inc.*	718,722
142,107	JetBlue Airways Corp.*	979,117
24,456	Republic Airways Holdings, Inc.*	273,663
66,726	SkyWest, Inc.	954,849
17,241	US Airways Group, Inc*(a)	291,373

		3,217,724

Auto Components – 1.3%
21,579	Cooper Tire & Rubber Co.	537,101
26,940	Dana Holding Corp.	464,715
18,088	Modine Manufacturing Co.*	165,324
22,870	Spartan Motors, Inc.	121,669
8,562	Standard Motor Products, Inc.	262,340
15,795	Superior Industries International, Inc.	289,996

		1,841,145

Biotechnology – 3.9%
12,698	Acorda Therapeutics, Inc.*	502,460
3,687	BioMarin Pharmaceutical, Inc.*	241,867
4,090	Cubist Pharmaceuticals, Inc.*	187,813
18,895	Curis, Inc.*	70,856
19,444	Emergent Biosolutions, Inc.*	298,271
20,157	Enzon Pharmaceuticals, Inc.	66,518
6,713	Genomic Health, Inc.*	203,807
3,474	ImmunoGen, Inc.*	55,653
29,117	Isis Pharmaceuticals, Inc.*(a)	651,930
34,055	Momenta Pharmaceuticals, Inc.*	419,558
11,451	NewLink Genetics Corp.*(a)	159,627
4,612	NPS Pharmaceuticals, Inc.*	61,939
119,054	PDL BioPharma, Inc.(a)	921,478
11,079	Pharmacyclics, Inc.*	902,938
10,943	Seattle Genetics, Inc.*	404,344
48,867	XOMA Corp.*(a)	171,035

		5,320,094

Building Products – 0.9%
7,390	American Woodmark Corp.*	248,673
5,164	Trex Co., Inc.*	251,384
19,677	Universal Forest Products, Inc.	759,532

		1,259,589

Common Stocks – (continued)
Capital Markets – 4.8%
122,036	Apollo Investment Corp.	$1,075,137
6,768	Arlington Asset Investment Corp. Class A	183,345
50,189	BlackRock Kelso Capital Corp.	499,381
4,424	Calamos Asset Management, Inc. Class A	50,212
1,932	Capital Southwest Corp.	227,377
5,881	FXCM, Inc. Class A	79,688
14,483	GAMCO Investors, Inc. Class A	760,358
19,680	Gladstone Capital Corp.	182,434
5,565	Golub Capital BDC, Inc.(a)	98,111
16,789	Greenhill & Co., Inc.	775,484
14,316	Investment Technology Group, Inc.*	155,901
41,261	Janus Capital Group, Inc.	368,048
13,175	MVC Capital, Inc.	171,143
33,396	NGP Capital Resources Co.	222,417
9,531	Piper Jaffray Cos., Inc.*	321,767
16,810	Safeguard Scientifics, Inc.*	271,313
31,653	TICC Capital Corp.	321,911
6,596	Waddell & Reed Financial, Inc. Class A	282,771
17,495	Walter Investment Management Corp.*	587,132

		6,633,930

Chemicals – 3.6%
33,928	A. Schulman, Inc.	881,110
17,216	Axiall Corp.	902,979
16,579	Chemtura Corp.*	352,470
9,798	Ferro Corp.*	68,978
38,923	Kraton Performance Polymers, Inc.*	883,942
15,464	Minerals Technologies, Inc.	628,302
27,864	OM Group, Inc.*	681,832
9,793	PolyOne Corp.	220,636
5,686	Stepan Co.	323,761

		4,944,010

Commercial Banks – 10.3%
11,854	1st Source Corp.	278,925
5,841	Associated Banc-Corp	83,351
5,298	Banco Latinoamericano de Comercio Exterior SA Class E	120,212
27,020	BancorpSouth, Inc.	432,320
2,636	Banner Corp.	86,118
11,994	BBCN Bancorp, Inc.	154,483
1,790	BOK Financial Corp.	111,857
2,709	Cardinal Financial Corp.	41,312
16,655	Cathay General Bancorp	328,270
15,665	Columbia Banking System, Inc.	336,327
6,548	Community Bank System, Inc.	187,535
24,653	CVB Financial Corp.	267,978
84,754	F.N.B. Corp.	965,348
6,734	First Commonwealth Financial Corp.	48,148
36,043	First Financial Bancorp	553,981
44,542	First Interstate BancSystem, Inc.	905,093
67,557	FirstMerit Corp.	1,157,251
35,306	Glacier Bancorp, Inc.	651,396
10,607	Great Southern Bancorp, Inc.	279,707
5,058	Hancock Holding Co.	137,932

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commercial Banks – (continued)
4,499	Home Bancshares, Inc.	$178,700
3,631	IBERIABANK Corp.	165,646
28,620	International Bancshares Corp.	555,228
7,764	Investors Bancorp, Inc.	153,727
6,175	Lakeland Financial Corp.	165,490
12,965	National Penn Bancshares, Inc.	126,927
7,948	OFG Bancorp	127,724
16,209	PacWest Bancorp	449,475
4,628	Park National Corp.	316,463
46,404	PrivateBancorp, Inc.	890,029
33,225	Renasant Corp.	758,194
3,526	Southside Bancshares, Inc.	75,384
14,687	Southwest Bancorp, Inc.*	194,162
11,460	State Bank Financial Corp.	168,577
3,137	Sterling Financial Corp.	68,387
79,506	Susquehanna Bancshares, Inc.	927,835
3,912	TriCo Bancshares	68,343
4,482	UMB Financial Corp.	225,624
49,495	Umpqua Holdings Corp.	593,940
5,006	United Bankshares, Inc.(a)	126,702
8,130	Western Alliance Bancorp*	119,592
13,031	Wilshire Bancorp, Inc.*	83,268
12,603	Wintrust Financial Corp.	451,944

		14,118,905

Commercial Services & Supplies – 1.5%
13,278	ABM Industries, Inc.	299,419
6,826	Consolidated Graphics, Inc.*	243,483
7,964	HNI Corp.	274,201
29,421	Kimball International, Inc. Class B	270,379
4,571	Quad Graphics, Inc.	95,534
64,214	Steelcase, Inc. Class A	815,518
2,743	United Stationers, Inc.	89,065

		2,087,599

Communications Equipment – 1.6%
60,798	ARRIS Group, Inc.*	1,003,775
9,828	Calix, Inc.*	83,833
26,414	Ciena Corp.*	395,153
61,306	Extreme Networks, Inc.*	204,149
7,975	InterDigital, Inc.	354,170
33,104	Symmetricom, Inc.*	172,141

		2,213,221

Computers & Peripherals* – 0.2%
41,246	Imation Corp.	151,786
45,568	Quantum Corp.	65,162

		216,948

Consumer Finance – 0.3%
10,769	Cash America International, Inc.	469,851

Common Stocks – (continued)
Containers & Packaging – 0.4%
5,550	Boise, Inc.	$44,345
13,674	Graphic Packaging Holding Co.*	102,828
8,986	Packaging Corp.	427,374

		574,547

Distributors – 0.1%
2,678	Core-Mark Holding Co., Inc.	139,363

Diversified Consumer Services* – 0.4%
9,071	Ascent Capital Group LLC Class A	603,131

Diversified Financial Services* – 0.8%
52,374	PHH Corp.	1,104,044

Diversified Telecommunication Services*(a) – 0.1%
8,579	magicJack VocalTec Ltd.	141,811

Electric Utilities – 2.2%
5,467	El Paso Electric Co.	204,794
1,990	Otter Tail Corp.	62,088
23,022	PNM Resources, Inc.	552,758
43,091	Portland General Electric Co.	1,389,685
18,336	UIL Holdings Corp.	763,511
1,126	UNS Energy Corp.	57,381

		3,030,217

Electrical Equipment – 2.1%
32,927	Brady Corp. Class A	1,115,567
9,209	Encore Wire Corp.	301,595
25,139	EnerSys, Inc.*	1,152,372
1,265	Generac Holdings, Inc.	45,451
33,708	LSI Industries, Inc.	237,304

		2,852,289

Electronic Equipment, Instruments & Components – 0.7%
7,525	CTS Corp.	80,141
6,809	Daktronics, Inc.	68,022
31,094	Insight Enterprises, Inc.*	563,423
9,622	Methode Electronics, Inc.	138,365
8,012	Newport Corp.*	121,382

		971,333

Energy Equipment & Services – 0.9%
1,779	Bristow Group, Inc.	112,433
5,412	Dawson Geophysical Co.*	166,365
23,632	Exterran Holdings, Inc.*	624,357
31,559	Parker Drilling Co.*	130,023
26,718	Willbros Group, Inc.*	253,821

		1,286,999

Food & Staples Retailing – 0.7%
7,139	Ingles Markets, Inc. Class A	152,204
9,655	Susser Holdings Corp.*	513,356
15,665	The Pantry, Inc.*	228,866

		894,426

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Food Products – 1.1%
2,027	Lancaster Colony Corp.	$159,991
44,734	Pilgrim’s Pride Corp.*	437,946
3,361	Post Holdings, Inc.*	147,178
5,334	Sanderson Farms, Inc.	326,761
176	Seaboard Corp.	483,293

		1,555,169

Gas Utilities – 1.4%
9,029	Northwest Natural Gas Co.	401,520
22,532	Southwest Gas Corp.	1,141,696
2,494	The Laclede Group, Inc.	116,495
4,202	WGL Holdings, Inc.	194,216

		1,853,927

Health Care Equipment & Supplies – 0.4%
1,877	Cyberonics, Inc.*	81,499
4,270	Cynosure, Inc. Class A*	110,422
1,500	Greatbatch, Inc.*	41,910
9,483	Invacare Corp.	127,546
2,632	SurModics, Inc.*	69,617
5,086	Wright Medical Group, Inc.*	119,216

		550,210

Health Care Providers & Services – 1.8%
12,754	Amedisys, Inc.*	128,050
6,690	BioScrip, Inc.*	92,723
1,419	Community Health Systems, Inc.	64,664
10,760	Five Star Quality Care, Inc.*	50,895
41,420	Kindred Healthcare, Inc.*	434,496
5,695	Magellan Health Services, Inc.*	291,356
16,419	Molina Healthcare, Inc.*	545,111
14,108	PharMerica Corp.*	181,852
45,604	Select Medical Holdings Corp.	376,233
25,199	Skilled Healthcare Group, Inc. Class A*	177,401
7,922	Universal American Corp.	67,733

		2,410,514

Hotels, Restaurants & Leisure – 2.3%
11,414	Ameristar Casinos, Inc.	301,216
2,514	Biglari Holdings, Inc.*	973,622
39,699	Boyd Gaming Corp.*(a)	476,388
13,127	Krispy Kreme Doughnuts, Inc.*	179,315
7,934	Marriott Vacations Worldwide Corp.*	360,838
14,221	Papa John’s International, Inc.*	895,923

		3,187,302

Household Durables – 2.1%
10,989	American Greetings Corp. Class A	202,637
9,662	Beazer Homes USA, Inc. *(a)	156,138
7,951	Blyth, Inc.(a)	131,032
6,605	CSS Industries, Inc.	189,299
4,210	Ethan Allen Interiors, Inc.	123,269
11,446	Hooker Furniture Corp.	197,901
175,084	Hovnanian Enterprises, Inc. Class A*(a)	954,208
2,696	La-Z-Boy, Inc.	48,690
7,748	M/I Homes, Inc.*	190,601

Common Stocks – (continued)
Household Durables – (continued)
1,187	Mohawk Industries, Inc.*	$131,615
4,919	NACCO Industries, Inc. Class A	285,400
15,526	PulteGroup, Inc.*	325,891

		2,936,681

Household Products* – 0.2%
29,296	Central Garden & Pet Co. Class A	257,805

Independent Power Producers & Energy Traders – 0.2%
19,258	Genie Energy Ltd. Class B	207,601
4,357	Ormat Technologies, Inc.	94,721

		302,322

Insurance – 3.7%
34,961	American Equity Investment Life Holding Co.	532,806
19,621	AmTrust Financial Services, Inc.(a)	621,201
92,037	CNO Financial Group, Inc.	1,041,859
26,296	First American Financial Corp.	703,944
15,488	Global Indemnity PLC*	345,227
2,934	Horace Mann Educators Corp.	66,162
5,252	Kansas City Life Insurance Co.(a)	189,597
10,573	Maiden Holdings Ltd.	109,219
4,366	Platinum Underwriters Holdings Ltd.	247,770
14,471	Stewart Information Services Corp.	391,730
45,441	Symetra Financial Corp.	619,361
8,249	United Fire Group, Inc.	230,642

		5,099,518

Internet Software & Services – 1.4%
5,815	Digital River, Inc.*	84,201
45,455	Marchex, Inc. Class B	187,729
5,877	OpenTable, Inc.*	325,527
3,729	Travelzoo, Inc.*	95,201
5,991	ValueClick, Inc.*	184,882
9,639	WebMD Health Corp.*	232,782
14,885	Zillow, Inc. Class A*(a)	875,685

		1,986,007

IT Services – 1.6%
32,689	Acxiom Corp.*	650,184
57,204	Ciber, Inc.*	243,689
7,874	CSG Systems International, Inc.*	170,157
10,551	Euronet Worldwide, Inc.*	322,122
12,819	Global Cash Access Holdings, Inc.*	91,399
38,359	Lionbridge Technologies, Inc.*	131,188
10,313	ManTech International Corp. Class A	275,254
3,918	Sykes Enterprises, Inc.*	60,298
11,157	TeleTech Holdings, Inc.*	237,533
3,421	Unisys Corp.*	65,444

		2,247,268

Leisure Equipment & Products*(a) – 0.1%
13,810	Smith & Wesson Holding Corp.	121,252

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services* – 0.4%
50,565	Affymetrix, Inc.	$184,056
18,784	Cambrex Corp.	234,612
1,738	Charles River Laboratories International, Inc.	75,586

		494,254

Machinery – 2.9%
16,033	Albany International Corp. Class A	465,759
7,154	Astec Industries, Inc.	234,866
6,239	Briggs & Stratton Corp.	140,315
3,696	EnPro Industries, Inc.*	182,139
3,072	FreightCar America, Inc.	64,143
17,703	Hyster-Yale Materials Handling, Inc.	923,920
10,425	Kadant, Inc.	288,460
3,080	Lydall, Inc.*	44,167
15,184	Miller Industries, Inc.	229,430
15,707	Mueller Industries, Inc.	813,308
19,233	Tecumseh Products Co. Class A*	171,174
5,361	WABCO Holdings, Inc.*	387,225

		3,944,906

Media – 0.4%
13,330	Entercom Communications Corp. Class A*	105,440
38,508	Journal Communications, Inc. Class A*	262,240
2,478	Scholastic Corp.	68,021
4,416	Valassis Communications, Inc.(a)	113,182

		548,883

Metals & Mining – 0.9%
6,921	Coeur d’Alene Mines Corp.*	105,476
16,920	Materion Corp.	448,211
13,435	Schnitzer Steel Industries, Inc. Class A	329,561
8,672	SunCoke Energy, Inc.*	131,207
6,989	Worthington Industries, Inc.	224,906

		1,239,361

Multi-Utilities – 1.3%
9,507	Avista Corp.	266,671
21,392	Black Hills Corp.	1,003,071
1,696	CH Energy Group, Inc.	110,189
7,704	NorthWestern Corp.	331,426

		1,711,357

Multiline Retail – 0.1%
7,768	Fred’s, Inc. Class A	110,539

Oil, Gas & Consumable Fuels – 4.8%
47,876	Alon USA Energy, Inc.	794,742
15,524	CVR Energy, Inc.	764,867
22,676	Delek US Holdings, Inc.	818,377
4,686	Green Plains Renewable Energy, Inc.*	58,622
13,558	HollyFrontier Corp.	670,443
14,219	Penn Virginia Corp.	57,303
11,929	PetroQuest Energy, Inc.*	51,056
24,862	Quicksilver Resources, Inc.*(a)	62,652
21,244	SemGroup Corp. Class A*	1,101,501

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
22,731	Ship Finance International Ltd.	$374,607
13,442	Tesoro Corp.	717,803
20,076	W&T Offshore, Inc.	234,488
29,797	Western Refining, Inc.(b)	921,025

		6,627,486

Paper & Forest Products – 1.9%
2,843	Clearwater Paper Corp.*	130,835
69,694	Louisiana-Pacific Corp.*	1,262,855
4,454	PH Glatfelter Co.	106,896
64,031	Resolute Forest Products*	936,774
5,443	Schweitzer-Mauduit International, Inc.	219,298

		2,656,658

Personal Products*(a) – 0.4%
10,459	USANA Health Sciences, Inc.	590,097

Pharmaceuticals – 1.0%
58,121	Horizon Pharma, Inc.*	139,490
23,241	Questcor Pharmaceuticals, Inc.(a)	714,428
27,096	Warner Chilcott PLC Class A	389,641
28,381	XenoPort, Inc.*	176,246

		1,419,805

Professional Services – 1.0%
14,377	CDI Corp.	225,288
8,101	Heidrick & Struggles International, Inc.	107,095
53,341	Kelly Services, Inc. Class A	907,864
6,454	Kforce, Inc.	97,584
1,181	Manpowergroup, Inc.	62,782

		1,400,613

Real Estate Investment Trusts – 12.1%
26,092	AG Mortgage Investment Trust, Inc.	675,000
9,378	Agree Realty Corp.	281,997
18,322	Ashford Hospitality Trust	235,987
4,753	Chatham Lodging Trust	87,027
9,305	Corrections Corp. of America	336,841
50,062	Cousins Properties, Inc.	546,677
5,579	CubeSmart	98,023
40,359	DuPont Fabros Technology, Inc.	1,014,625
4,461	EastGroup Properties, Inc.	281,355
20,842	Extra Space Storage, Inc.	908,294
25,679	Franklin Street Properties Corp.	392,118
16,205	Getty Realty Corp.	346,949
5,444	Glimcher Realty Trust	68,268
40,704	Healthcare Realty Trust, Inc.	1,221,934
5,714	Inland Real Estate Corp.	64,683
16,340	LaSalle Hotel Properties	423,696
5,437	Lexington Realty Trust	69,648
8,119	LTC Properties, Inc.	377,534
13,324	National Health Investors, Inc.	882,582
31,591	NorthStar Realty Finance Corp.	314,962
3,737	One Liberty Properties, Inc.	85,727
4,525	Parkway Properties, Inc.	82,491
24,134	Pennsylvania Real Estate Investment Trust	500,298

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
21,766	Potlatch Corp.	$1,030,620
10,589	PS Business Parks, Inc.	845,002
14,846	Rayonier, Inc.	882,149
8,513	RLJ Lodging Trust	196,140
17,451	Ryman Hospitality Properties, Inc.	775,872
482	Silver Bay Realty Trust Corp.	9,202
5,283	Sovran Self Storage, Inc.	362,414
18,376	Strategic Hotels & Resorts, Inc.*	148,294
29,616	Sunstone Hotel Investors, Inc.*	367,535
2,273	Taubman Centers, Inc.	194,364
32,314	The Geo Group, Inc.	1,210,159
12,083	Universal Health Realty Income Trust	649,220
8,748	Urstadt Biddle Properties Class A	194,818
16,227	Washington Real Estate Investment Trust	463,443
4,620	Winthrop Realty Trust	58,720

		16,684,668

Real Estate Management & Development* – 0.3%
4,338	Altisource Residential Corp. Class B	82,422
2,136	Realogy Holdings Corp.	102,528
11,057	The St. Joe Co.	216,386

		401,336

Road & Rail – 0.6%
293	AMERCO	47,085
14,102	Heartland Express, Inc.	191,364
3,856	Saia, Inc.*	157,788
8,673	Universal Truckload Services, Inc.*	218,906
6,748	Werner Enterprises, Inc.	154,934

		770,077

Semiconductors & Semiconductor Equipment – 2.6%
26,977	Advanced Energy Industries, Inc.*	458,069
26,053	DSP Group, Inc.*	210,248
31,043	First Solar, Inc.*(a)	1,445,362
4,211	MKS Instruments, Inc.	113,150
9,680	Photronics, Inc.*	76,375
11,606	Spansion, Inc. Class A*	150,762
36,309	SunPower Corp.*(a)	493,439
14,972	Veeco Instruments, Inc.*	569,984

		3,517,389

Software – 1.4%
48,238	Accelrys, Inc.*	475,144
29,168	Aspen Technology, Inc.*	889,041
23,257	Mentor Graphics Corp.	424,673
10,255	QAD, Inc. Class A	123,880

		1,912,738

Specialty Retail – 3.3%
17,995	Brown Shoe Co., Inc.	304,296
5,652	Destination Maternity Corp.	134,235
26,000	GameStop Corp. Class A(a)	907,400
13,504	Group 1 Automotive, Inc.	816,722
1,980	Haverty Furniture Cos., Inc.	47,084
1,162	Lithia Motors, Inc. Class A	57,542

Common Stocks – (continued)
Specialty Retail – (continued)
7,900	Lumber Liquidators Holdings, Inc.*	$647,484
70,049	OfficeMax, Inc.	806,264
17,328	Penske Automotive Group, Inc.	535,782
9,251	Stage Stores, Inc.	256,160

		4,512,969

Textiles, Apparel & Luxury Goods – 1.0%
5,352	Columbia Sportswear Co.(a)	313,627
2,638	Culp, Inc.	42,841
17,605	Movado Group, Inc.	532,375
13,711	Perry Ellis International, Inc.	240,902
10,779	Skechers U.S.A., Inc. Class A*	223,988

		1,353,733

Thrifts & Mortgage Finance – 2.4%
69,827	Astoria Financial Corp.	669,641
57,379	Brookline Bancorp, Inc.	481,983
41,691	Northwest Bancshares, Inc.	510,715
44,040	Ocwen Financial Corp.*	1,610,983
3,787	Oritani Financial Corp.	58,585

		3,331,907

Tobacco – 0.4%
19,775	Alliance One International, Inc.*	74,156
8,367	Universal Corp.(a)	481,521

		555,677

Trading Companies & Distributors – 0.9%
2,372	Applied Industrial Technologies, Inc.	100,217
28,380	H&E Equipment Services, Inc.	577,817
9,022	TAL International Group, Inc.	373,511
2,249	Watsco, Inc.	189,770

		1,241,315

Wireless Telecommunication Services – 0.2%
16,569	USA Mobility, Inc.	224,841

TOTAL COMMON STOCKS
(Cost $117,146,247)		$134,290,055

Investment Company – 0.1%
Capital Markets – 0.1%
10,178	THL Credit, Inc.	$156,537
(Cost $133,315)

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.2%
Repurchase Agreement – 2.2%
Joint Repurchase Agreement Account II
$3,100,000	0.169%	05/01/13	$3,100,000
(Cost $3,100,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $120,379,562)			$137,546,592

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 7.4%
Financial Square Money Market Fund – FST Shares
10,214,136	0.109%	$10,214,136
(Cost $10,214,136)

TOTAL INVESTMENTS – 107.3%
(Cost $130,593,698)		$147,760,728

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.3)%		(10,101,509)

NET ASSETS – 100.0%		$137,659,219

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(c)	Joint repurchase agreement was entered into on April 30, 2013. Additional information appears on page 65.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2013.
(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	33	June 2013	$3,118,830	$47,379

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 2.3%
35,840	Alliant Techsystems, Inc.	$2,665,062
13,557	Lockheed Martin Corp.	1,343,363
13,799	Raytheon Co.	846,983
2,202	Rockwell Collins, Inc.	138,550
33,072	The Boeing Co.	3,023,111

		8,017,069

Air Freight & Logistics – 0.1%
1,976	FedEx Corp.	185,764

Airlines* – 0.2%
25,480	Delta Air Lines, Inc.	436,727
6,143	United Continental Holdings, Inc.	198,419

		635,146

Auto Components* – 0.1%
4,301	BorgWarner, Inc.	336,209
10,232	The Goodyear Tire & Rubber Co.	127,849

		464,058

Biotechnology – 4.9%
20,335	Alexion Pharmaceuticals, Inc.*	1,992,830
48,538	Amgen, Inc.	5,058,145
22,363	Biogen Idec, Inc.*	4,895,932
10,183	BioMarin Pharmaceutical, Inc.*	668,005
37,788	Celgene Corp.*	4,461,629

		17,076,541

Capital Markets – 2.8%
29,790	Ameriprise Financial, Inc.	2,220,249
1,788	BlackRock, Inc.	476,502
6,863	Federated Investors, Inc. Class B(a)	157,574
11,605	Janus Capital Group, Inc.	103,516
89,572	Morgan Stanley, Inc.	1,984,020
86,401	SEI Investments Co.	2,476,253
9,627	State Street Corp.	562,891
93,017	TD Ameritrade Holding Corp.	1,851,968

		9,832,973

Chemicals – 3.2%
9,207	Celanese Corp. Series A	454,918
10,380	Kronos Worldwide, Inc.(a)	183,518
46,568	LyondellBasell Industries NV Class A	2,826,678
550	NewMarket Corp.	147,785
20,936	PPG Industries, Inc.	3,080,523
14,299	The Sherwin-Williams Co.	2,618,290
20,154	The Valspar Corp.	1,286,228
3,960	W.R. Grace & Co.*	305,356

		10,903,296

Commercial Banks – 1.2%
33,367	KeyCorp.	332,669
2,446	M&T Bank Corp.	245,089
17,872	PNC Financial Services Group, Inc.	1,213,152

Common Stocks – (continued)
Commercial Banks – (continued)
16,465	SunTrust Banks, Inc.	$481,601
52,243	Wells Fargo & Co.	1,984,189

		4,256,700

Commercial Services & Supplies – 0.4%
42,163	Tyco International Ltd.	1,354,276

Communications Equipment – 0.8%
20,789	Polycom, Inc.*	218,285
42,426	QUALCOMM, Inc.	2,614,290

		2,832,575

Computers & Peripherals – 3.8%
24,495	Apple, Inc.(b)	10,845,161
61,727	EMC Corp.*	1,384,537
47,123	Hewlett-Packard Co.	970,734

		13,200,432

Consumer Finance – 1.0%
58,795	Capital One Financial Corp.	3,397,175

Diversified Consumer Services – 0.1%
10,107	Service Corp.	170,606

Diversified Financial Services – 2.3%
14,057	CBOE Holdings, Inc.	527,559
79,709	Citigroup, Inc.	3,719,222
4,866	CME Group, Inc.	296,145
10,204	Interactive Brokers Group, Inc. Class A	153,672
5,242	IntercontinentalExchange, Inc.*	854,079
17,972	JPMorgan Chase & Co.	880,808
4,283	Leucadia National Corp.	132,302
45,132	The NASDAQ OMX Group, Inc.	1,330,491

		7,894,278

Diversified Telecommunication Services – 2.4%
221,956	AT&T, Inc.	8,314,472

Electric Utilities – 1.2%
16,282	American Electric Power Co., Inc.	837,383
6,239	Edison International	335,658
10,697	Great Plains Energy, Inc.	258,119
23,465	NV Energy, Inc.	507,548
34,700	Pinnacle West Capital Corp.	2,113,230

		4,051,938

Electronic Equipment, Instruments & Components – 0.9%
6,436	Avnet, Inc.*	210,779
208,812	Corning, Inc.	3,027,774

		3,238,553

Food & Staples Retailing – 2.1%
9,664	Costco Wholesale Corp.	1,047,868
45,447	CVS Caremark Corp.	2,644,106
20,756	Safeway, Inc.	467,425
37,490	The Kroger Co.	1,288,906
24,443	Wal-Mart Stores, Inc.	1,899,710

		7,348,015

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – 3.4%
3,949	Ingredion, Inc.	$284,368
35,300	Kraft Foods Group, Inc.	1,817,597
33,174	Mead Johnson Nutrition Co.	2,690,080
43,014	Mondelez International, Inc. Class A	1,352,790
41,006	The Hershey Co.	3,656,095
77,275	Tyson Foods, Inc. Class A	1,903,283

		11,704,213

Health Care Equipment & Supplies – 1.6%
70,336	Abbott Laboratories	2,596,805
5,597	Baxter International, Inc.	391,062
177,387	Boston Scientific Corp.*	1,328,629
27,713	St. Jude Medical, Inc.	1,142,330

		5,458,826

Hotels, Restaurants & Leisure – 1.5%
10,078	Bally Technologies, Inc.*	536,956
34,441	Carnival Corp.	1,188,559
7,311	Starbucks Corp.	444,801
39,095	Wyndham Worldwide Corp.	2,348,827
11,130	Yum! Brands, Inc.	758,176

		5,277,319

Household Durables – 0.5%
3,667	Garmin Ltd.(a)	128,638
10,444	Mohawk Industries, Inc.*	1,158,031
496	NVR, Inc.*	510,880

		1,797,549

Household Products – 1.1%
2,893	Colgate-Palmolive Co.	345,453
45,590	The Procter & Gamble Co.	3,499,944

		3,845,397

Independent Power Producers & Energy Traders – 0.0%
10,507	The AES Corp.	145,627

Industrial Conglomerates – 3.7%
31,505	3M Co.	3,298,888
4,388	Danaher Corp.	267,405
408,499	General Electric Co.	9,105,443

		12,671,736

Insurance – 2.8%
60,504	Aflac, Inc.	3,293,838
51,555	MetLife, Inc.	2,010,129
71,854	Prudential Financial, Inc.	4,341,419
3,042	Reinsurance Group of America, Inc.	190,277

		9,835,663

Internet & Catalog Retail – 3.2%
5,404	Amazon.com, Inc.*	1,371,589
36,165	Expedia, Inc.	2,019,454
64,718	Groupon, Inc.*(a)	394,780

Common Stocks – (continued)
Internet & Catalog Retail – (continued)
156,714	Liberty Interactive Corp. Class A*	$3,336,441
5,881	Priceline.com, Inc.*	4,093,117

		11,215,381

Internet Software & Services* – 4.3%
24,316	AOL, Inc.	939,570
88,991	eBay, Inc.	4,662,239
10,725	Google, Inc. Class A	8,843,513
8,353	VeriSign, Inc.	384,823

		14,830,145

IT Services – 4.0%
10,773	CoreLogic, Inc.*	293,887
41,818	International Business Machines Corp.	8,469,818
30,140	Lender Processing Services, Inc.	836,084
6,926	MasterCard, Inc. Class A	3,829,593
5,294	Teradata Corp.*	270,365

		13,699,747

Leisure Equipment & Products(a) – 0.2%
12,627	Hasbro, Inc.	598,141

Life Sciences Tools & Services* – 0.2%
12,716	Charles River Laboratories International, Inc.	553,019

Machinery – 2.6%
9,209	AGCO Corp.	490,379
15,100	Donaldson Co., Inc.	549,338
2,998	IDEX Corp.	155,986
64,762	Illinois Tool Works, Inc.	4,181,035
36,659	The Toro Co.	1,650,021
25,216	WABCO Holdings, Inc.*	1,821,352

		8,848,111

Media – 3.8%
1,698	AMC Networks, Inc. Class A*	106,991
5,650	Cinemark Holdings, Inc.	174,529
40,105	Comcast Corp. Class A	1,601,596
35,374	Liberty Global, Inc. Series C*(a)	2,393,051
156,869	News Corp. Class A	4,858,233
62,095	Viacom, Inc. Class B	3,973,459

		13,107,859

Metals & Mining – 1.3%
214,050	Alcoa, Inc.	1,819,425
58,364	Commercial Metals Co.	853,281
3,505	Newmont Mining Corp.	113,562
11,126	Reliance Steel & Aluminum Co.	723,969
52,755	United States Steel Corp.(a)	939,039

		4,449,276

Multi-Utilities – 0.5%
19,573	Consolidated Edison, Inc.	1,245,821
1,834	Sempra Energy	151,947

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – (continued)
3,994	Vectren Corp.	$150,015
4,110	Wisconsin Energy Corp.	184,703

		1,732,486

Multiline Retail* – 0.1%
11,095	Big Lots, Inc.	404,080

Office Electronics – 0.1%
27,280	Xerox Corp.	234,062
2,630	Zebra Technologies Corp. Class A*	122,690

		356,752

Oil, Gas & Consumable Fuels – 12.8%
14,486	Cabot Oil & Gas Corp.	985,772
48,541	Chevron Corp.	5,922,487
79,086	ConocoPhillips	4,780,749
3,467	EOG Resources, Inc.	420,062
147,743	Exxon Mobil Corp.	13,147,650
45,714	Hess Corp.	3,299,636
67,619	HollyFrontier Corp.	3,343,759
50,938	Marathon Petroleum Corp.	3,991,502
19,904	Peabody Energy Corp.	399,274
17,763	Phillips 66	1,082,655
46,880	Tesoro Corp.	2,503,392
10,949	Ultra Petroleum Corp.*	234,309
99,493	Valero Energy Corp.	4,011,558

		44,122,805

Paper & Forest Products – 0.0%
1,959	Domtar Corp.	136,170

Personal Products – 0.3%
6,220	Herbalife Ltd.(a)	246,996
17,717	Nu Skin Enterprises, Inc. Class A	898,784

		1,145,780

Pharmaceuticals – 9.0%
78,375	AbbVie, Inc.	3,609,169
37,170	Allergan, Inc.	4,220,653
19,823	Bristol-Myers Squibb Co.	787,370
9,551	Eli Lilly & Co.	528,934
75,109	Johnson & Johnson	6,401,540
144,704	Merck & Co., Inc.	6,801,088
7,678	Mylan, Inc.*	223,507
270,967	Pfizer, Inc.	7,877,011
35,351	Warner Chilcott PLC Class A	508,347

		30,957,619

Professional Services – 0.3%
19,471	Manpowergroup, Inc.	1,035,078

Common Stocks – (continued)
Real Estate Investment Trusts – 3.6%
51,272	American Tower Corp.	$4,306,335
60,317	Corrections Corp. of America	2,183,475
40,294	Equity Residential	2,339,470
3,129	Health Care REIT, Inc.	234,581
41,574	Rayonier, Inc.	2,470,327
2,958	Regency Centers Corp.	166,417
10,260	Taubman Centers, Inc.	877,333

		12,577,938

Real Estate Management & Development – 0.1%
1,756	Jones Lang LaSalle, Inc.	173,879

Road & Rail – 0.1%
1,467	Union Pacific Corp.	217,057

Semiconductors & Semiconductor Equipment – 0.5%
17,182	Broadcom Corp. Class A	618,552
3,656	Cree, Inc.*	206,820
23,350	Cypress Semiconductor Corp.*	235,602
8,174	First Solar, Inc.*(a)	380,581
6,368	NXP Semiconductor NV*	175,438

		1,616,993

Software – 0.8%
79,071	Microsoft Corp.	2,617,250

Specialty Retail – 4.1%
2,786	Advance Auto Parts, Inc.	233,690
42,259	American Eagle Outfitters, Inc.	821,937
1,984	AutoZone, Inc.*	811,634
7,345	Best Buy Co., Inc.	190,896
67,154	GameStop Corp. Class A(a)	2,343,675
13,270	L Brands, Inc.	668,941
92,426	Lowe’s Cos., Inc.	3,551,007
35,674	O’Reilly Automotive, Inc.*	3,828,534
15,294	Staples, Inc.	202,493
9,040	The Home Depot, Inc.	663,084
24,142	Urban Outfitters, Inc.*	1,000,444

		14,316,335

Textiles, Apparel & Luxury Goods – 0.0%
1,044	PVH Corp.	120,488

Tobacco – 1.3%
45,194	Philip Morris International, Inc.	4,320,094

Trading Companies & Distributors – 0.1%
4,547	MSC Industrial Direct Co., Inc. Class A	358,304

TOTAL COMMON STOCKS
(Cost $298,048,967)		$337,420,984

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
$8,200,000	0.169%	05/01/13	$8,200,000
(Cost $8,200,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $306,248,967)			$345,620,984

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.8%
Financial Square Money Market Fund – FST Shares
6,229,975	0.109%	$6,229,975
(Cost $6,229,975)

TOTAL INVESTMENTS – 101.9%
(Cost $312,478,942)		$351,850,959

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.9)%		(6,455,199)

NET ASSETS – 100.0%		$345,395,760

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c)	Joint repurchase agreement was entered into on April 30, 2013. Additional information appears on page 65.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2013.
(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
S&P 500 E-Mini Index	72	June 2013	$5,731,920	$169,404

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments

April 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2013, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of May 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$6,300,000	$6,300,030	$6,449,040
Large Cap Value Insights	7,200,000	7,200,034	7,370,331
Small Cap Equity Insights	9,000,000	9,000,042	9,212,914
Small Cap Growth Insights	900,000	900,004	921,291
Small Cap Value Insights	3,100,000	3,100,015	3,173,337
U.S. Equity Insights	8,200,000	8,200,038	8,393,988

REPURCHASE AGREEMENTS — At April 30, 2013, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.170%	$2,303,942	$2,633,076	$3,291,345	$329,135	$1,133,685	$2,998,781
Deutsche Bank Securities, Inc.	0.170	1,535,961	1,755,384	2,194,230	219,423	755,791	1,999,187
Wells Fargo Securities LLC	0.150	156,156	178,464	223,080	22,308	76,839	203,251
Wells Fargo Securities LLC	0.170	2,303,941	2,633,076	3,291,345	329,134	1,133,685	2,998,781
TOTAL		$6,300,000	$7,200,000	$9,000,000	$900,000	$3,100,000	$8,200,000

At April 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.500% to 7.000%	01/01/24 to 04/01/43
Federal National Mortgage Association	2.000 to 7.000	01/01/17 to 05/01/48
Government National Mortgage Association	3.500 to 4.000	03/20/25 to 11/20/41
U.S. Treasury Bill	0.000	07/05/13
U.S. Treasury Note	3.125	08/31/13

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

		Large Cap Growth Insights Fund
Assets:
	Investments of unaffiliated issuers, at value (cost $278,472,484, $290,869,468, $189,014,573, $41,269,949, $120,379,562 and $306,248,967)(a)	$307,077,037
	Investments in securities lending reinvestment vehicle, affiliated issuers at value which equals cost	6,133,180
	Cash	81,444
	Receivables:
	Dividends and interest	516,995
	Fund shares sold	44,198
	Reimbursement from investment adviser	34,862
	Futures — variation margin	13,800
	Securities lending income	3,919
	Investments sold	—
	Other assets	1,507
	Total assets	313,906,942

	Liabilities:
	Payables:
	Payable upon return of securities loaned	6,133,180
	Fund shares redeemed	423,747
	Amounts owed to affiliates	177,072
	Accrued expenses and other liabilities	93,523
	Total liabilities	6,827,522

	Net Assets:
	Paid-in capital	683,058,594
	Undistributed net investment income	2,601,355
	Accumulated net realized loss	(407,316,660)
	Net unrealized gain	28,736,131
	NET ASSETS	$307,079,420
	Net Assets:
	Class A	$71,151,113
	Class B	3,798,067
	Class C	13,072,527
	Institutional	217,445,608
	Service	1,085,799
	Class IR	427,905
	Class R	98,401
	Total Net Assets	$307,079,420
	Shares Outstanding $0.001 par value (unlimited shares authorized):
	Class A	4,476,487
	Class B	258,855
	Class C	895,744
	Institutional	13,314,670
	Service	69,220
	Class IR	27,216
	Class R	6,254
	Net asset value, offering and redemption price per share:(b)
	Class A	$15.89
	Class B	14.67
	Class C	14.59
	Institutional	16.33
	Service	15.69
	Class IR	15.72
	Class R	15.73

(a)	Includes loaned securities having a market value of $5,995,800, $8,892,688, $22,291,070, $3,824,022, $10,028,733 and $6,110,577 for the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds is $16.81, $13.89, $15.56, $28.29, $33.63 and $32.30, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

$322,569,488	$213,787,581	$47,873,646	$137,546,592	$345,620,984
9,092,164	22,757,070	3,887,872	10,214,136	6,229,975
84,400	233,385	96,900	61,346	53,071

812,576	249,082	14,822	127,365	606,267
89,888	334,537	137,435	33,046	194,597
34,970	48,196	31,137	33,279	39,871
15,800	53,580	6,270	18,810	14,400
6,803	54,725	19,042	27,335	6,712
—	989,733	447,941	190,769	—
1,688	1,179	219	573	2,853
332,707,777	238,509,068	52,515,284	148,253,251	352,768,730

9,092,164	22,757,070	3,887,872	10,214,136	6,229,975
479,045	410,328	11,838	156,821	531,797
176,501	175,102	51,355	151,723	271,443
107,846	121,174	63,017	71,352	339,755
9,855,556	23,463,674	4,014,082	10,594,032	7,372,970

719,017,915	343,960,916	44,349,438	152,546,096	417,194,698
837,265	1,852,777	49,577	325,178	1,479,023
(428,848,350)	(155,669,776)	(2,535,897)	(32,426,464)	(112,819,382)
31,845,391	24,901,477	6,638,084	17,214,409	39,541,421
$322,852,221	$215,045,394	$48,501,202	$137,659,219	$345,395,760

$55,441,790	$39,394,532	$27,638,454	$94,014,552	$243,451,407
1,376,669	573,246	3,110,563	9,503,658	8,102,327
12,067,398	13,593,282	5,692,525	18,451,876	32,112,051
249,098,136	146,700,316	11,724,924	13,634,538	59,821,460
4,582,014	2,362,994	—	—	1,041,646
246,627	6,640,318	225,592	1,172,609	490,942
39,587	5,780,706	109,144	881,986	375,927
$322,852,221	$215,045,394	$48,501,202	$137,659,219	$345,395,760

4,224,033	2,679,362	1,033,962	2,958,010	7,977,496
105,507	43,610	136,458	430,076	283,058
926,758	1,034,847	247,673	737,836	1,144,049
18,990,678	9,642,557	395,171	345,474	1,913,140
347,744	162,810	—	—	34,187
18,831	456,576	8,366	36,994	16,229
3,024	397,248	4,150	27,986	12,431

$13.13	$14.70	$26.73	$31.78	$30.52
13.05	13.14	22.80	22.10	28.62
13.02	13.14	22.98	25.01	28.07
13.12	15.21	29.67	39.47	31.27
13.18	14.51	—	—	30.47
13.10	14.54	26.97	31.70	30.25
13.09	14.55	26.30	31.52	30.24

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2013 (Unaudited)

Large Cap Growth Insights Fund
Investment income:
Dividends (net of foreign withholding taxes of $46,089, $65,760, $37, $0, $48 and $44,225)	$5,056,410
Interest	4,358
Securities lending income — affiliated issuer	80,734
Total investment income	5,141,502

Expenses:
Management fees	1,202,829
Distribution and Service fees(a)	198,058
Transfer Agent fees(a)	156,012
Registration fees	48,825
Custody, accounting and administrative services	43,370
Professional fees	42,226
Printing and mailing costs	26,158
Trustee fees	8,636
Service Share fees — Shareholder Administration Plan	1,237
Service Share fees — Service Plan	1,237
Other	7,320
Total expenses	1,735,908
Less — expense reductions	(428,222)
Net expenses	1,307,686
NET INVESTMENT INCOME	3,833,816

Realized and unrealized gain (loss):
Net realized gain from:
Investments	64,640,268
Futures contracts	825,901
Net change in unrealized gain (loss) on:
Investments	(20,426,428)
Futures contracts	256,960
Net realized and unrealized gain	45,296,701
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,130,517

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees
Fund	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Large Cap Growth Insights	$115,112	$19,752	$62,855	$339	$87,485	$3,753	$11,942	$51,958	$198	$547	$129
Large Cap Value Insights	100,918	7,170	55,899	90	76,698	1,362	10,621	58,159	921	166	34
Small Cap Equity Insights	58,098	3,392	64,766	1,576	44,154	644	12,306	28,338	442	5,581	599
Small Cap Growth Insights	32,253	16,146	26,945	162	24,512	3,068	5,120	1,933	—	177	61
Small Cap Value Insights	112,712	49,259	89,606	1,974	85,661	9,359	17,025	2,564	—	1,116	750
U.S. Equity Insights	300,609	41,671	155,944	861	228,463	7,918	29,629	8,007	202	244	327

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

$6,551,552	$3,254,234	$539,991	$2,033,852	$4,684,666
4,492	5,168	1,083	3,419	6,336
95,411	299,123	86,001	175,631	55,675
6,651,455	3,558,525	627,075	2,212,902	4,746,677

1,166,881	894,686	188,439	564,086	1,045,380
164,077	127,832	75,506	253,551	499,085
147,961	92,064	34,871	116,475	274,790
49,645	44,984	35,112	35,360	45,666
46,381	50,741	36,110	41,663	39,574
42,226	45,070	38,161	37,881	42,226
21,652	19,783	16,603	19,882	40,808
8,691	8,534	8,329	8,437	8,614
5,759	2,765	—	—	1,259
5,759	2,765	—	—	1,259
7,708	7,765	3,079	6,267	6,009
1,666,740	1,296,989	436,210	1,083,602	2,004,670
(343,572)	(211,065)	(142,982)	(173,402)	(401,645)
1,323,168	1,085,924	293,228	910,200	1,603,025
5,328,287	2,472,601	333,847	1,302,702	3,143,652

72,952,520	19,085,623	3,123,688	9,029,611	43,859,206
868,871	783,825	115,153	536,435	602,604

(23,649,425)	5,831,204	2,564,953	3,936,024	(868,849)
297,667	221,896	64,788	156,768	255,531
50,469,633	25,922,548	5,868,582	13,658,838	43,848,492
$55,797,920	$28,395,149	$6,202,429	$14,961,540	$46,992,144

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Large Cap Growth Insights Fund
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012
From operations:
Net investment income	$3,833,816	$6,255,650
Net realized gain	65,466,169	117,420,200
Net change in unrealized gain (loss)	(20,169,468)	(48,941,867)
Net increase in net assets resulting from operations	49,130,517	74,733,983

Distributions to shareholders:
From net investment income
Class A Shares	(1,171,997)	(1,569,418)
Class B Shares	(18,591)	(16,608)
Class C Shares	(74,138)	(60,168)
Institutional Shares	(4,947,299)	(5,594,137)
Service Shares	(10,846)	(12,560)
Class IR Shares	(11,083)	(670)
Class R Shares	(1,778)	(98)
Total distributions to shareholders	(6,235,732)	(7,253,659)

From share transactions:
Proceeds from sales of shares	15,141,782	114,579,918
Reinvestment of distributions	6,179,118	7,191,059
Cost of shares redeemed	(205,928,508)	(303,698,592)
Net increase (decrease) in net assets resulting from share transactions	(184,607,608)	(181,927,615)
TOTAL INCREASE (DECREASE)	(141,712,823)	(114,447,291)

Net assets:
Beginning of period	448,792,243	563,239,534
End of period	$307,079,420	$448,792,243
Undistributed net investment income	$2,601,355	$5,003,271

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Large Cap Value Insights Fund		Small Cap Equity Insights Fund
For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012

$5,328,287	$9,018,860	$2,472,601	$622,827
73,821,391	95,105,346	19,869,448	38,461,697
(23,351,758)	(31,847,964)	6,053,100	(19,929,603)
55,797,920	72,276,242	28,395,149	19,154,921

(840,793)	(1,871,938)	(88,986)	(504,874)
(8,626)	(14,033)	—	(298)
(62,774)	(93,749)	—	(29,847)
(3,633,035)	(6,754,521)	(872,718)	(1,105,856)
(44,090)	(91,864)	(5,571)	(14,086)
(1,817)	(1,769)	(31,951)	(67,613)
(286)	(273)	(733)	(1,539)
(4,591,421)	(8,828,147)	(999,959)	(1,724,113)

16,938,446	94,200,289	50,594,368	132,896,306
4,554,899	8,763,865	969,011	1,674,085
(212,861,548)	(224,002,173)	(58,477,197)	(130,246,650)
(191,368,203)	(121,038,019)	(6,913,818)	4,323,741
(140,161,704)	(57,589,924)	20,481,372	21,754,549

463,013,925	520,603,849	194,564,022	172,809,473
$322,852,221	$463,013,925	$215,045,394	$194,564,022
$837,265	$100,399	$1,852,777	$380,135

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Growth Insights Fund
	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012
From operations:
Net investment income	$333,847	$27,386
Net realized gain	3,238,841	7,426,241
Net change in unrealized gain (loss)	2,629,741	(3,225,149)
Net increase in net assets resulting from operations	6,202,429	4,228,478

Distributions to shareholders:
From net investment income
Class A Shares	(186,704)	—
Class B Shares	(7,362)	—
Class C Shares	(11,799)	—
Institutional Shares	(94,299)	—
Service Shares	—	—
Class IR Shares	(1,734)	—
Class R Shares	(455)	—
Total distributions to shareholders	(302,353)	—

From share transactions:
Proceeds from sales of shares	6,021,993	6,189,106
Reinvestment of distributions	297,004	—
Cost of shares redeemed	(5,950,825)	(10,119,877)
Net increase (decrease) in net assets resulting from share transactions	368,172	(3,930,771)
TOTAL INCREASE (DECREASE)	6,268,248	297,707

Net assets:
Beginning of period	42,232,954	41,935,247
End of period	$48,501,202	$42,232,954
Undistributed net investment income	$49,577	$18,083

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Small Cap Value Insights Fund		U.S. Equity Insights Fund
For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012	For the Six Months Ended April 30, 2013 (Unaudited)	For the Fiscal Year Ended October 31, 2012

$1,302,702	$837,203	$3,143,652	$4,214,040
9,566,046	19,476,024	44,461,810	55,566,265
4,092,792	(8,518,627)	(613,318)	(19,797,843)
14,961,540	11,794,600	46,992,144	39,982,462

(987,412)	(461,047)	(3,522,397)	(4,801,561)
(88,104)	—	(56,722)	(129,283)
(133,538)	—	(272,799)	(393,452)
(153,124)	(27,544)	(611,061)	(687,173)
—	—	(14,875)	(14,485)
(16,812)	(1,923)	(3,807)	(1,686)
(8,149)	(1,228)	(4,903)	(426)
(1,387,139)	(491,742)	(4,486,564)	(6,028,066)

10,685,249	20,282,395	35,896,629	22,541,188
1,349,648	473,047	4,282,891	5,704,866
(16,562,388)	(32,757,724)	(52,054,585)	(106,301,282)
(4,527,491)	(12,002,282)	(11,875,065)	(78,055,228)
9,046,910	(699,424)	30,630,515	(44,100,832)

128,612,309	129,311,733	314,765,245	358,866,077
$137,659,219	$128,612,309	$345,395,760	$314,765,245
$325,178	$409,615	$1,479,023	$2,821,935

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2013 - A	$14.05	$0.13	(d)	$1.87	$2.00	$(0.16)	$—	$(0.16)
2013 - B	12.93	0.07	(d)	1.73	1.80	(0.06)	—	(0.06)
2013 - C	12.88	0.06	(d)	1.73	1.79	(0.08)	—	(0.08)
2013 - Institutional	14.48	0.17	(d)	1.91	2.08	(0.23)	—	(0.23)
2013 - Service	13.88	0.11	(d)	1.86	1.97	(0.16)	—	(0.16)
2013 - IR	13.95	0.14	(d)	1.85	1.99	(0.22)	—	(0.22)
2013 - R	13.97	0.10	(d)	1.86	1.96	(0.20)	—	(0.20)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2012 - A	12.60	0.12	(f)	1.47	1.59	(0.14)	—	(0.14)
2012 - B	11.59	0.02	(f)	1.35	1.37	(0.03)	—	(0.03)
2012 - C	11.57	0.01	(f)	1.35	1.36	(0.05)	—	(0.05)
2012 - Institutional	12.98	0.17	(f)	1.52	1.69	(0.19)	—	(0.19)
2012 - Service	12.47	0.10	(f)	1.47	1.57	(0.16)	—	(0.16)
2012 - IR	12.53	0.13	(f)	1.48	1.61	(0.19)	—	(0.19)
2012 - R	12.46	0.06	(f)	1.50	1.56	(0.05)	—	(0.05)
2011 - A	11.54	0.10	(g)	1.09	1.19	(0.13)	—	(0.13)
2011 - B	10.63	0.02	(g)	1.00	1.02	(0.06)	—	(0.06)
2011 - C	10.62	0.01	(g)	1.01	1.02	(0.07)	—	(0.07)
2011 - Institutional	11.88	0.16	(g)	1.12	1.28	(0.18)	—	(0.18)
2011 - Service	11.43	0.06	(g)	1.10	1.16	(0.12)	—	(0.12)
2011 - IR	11.48	0.13	(g)	1.08	1.21	(0.16)	—	(0.16)
2011 - R	11.42	0.08	(g)	1.06	1.14	(0.10)	—	(0.10)
2010 - A	10.04	0.09		1.52	1.61	(0.11)	—	(0.11)
2010 - B	9.26	0.01		1.40	1.41	(0.04)	—	(0.04)
2010 - C	9.26	—	(h)	1.41	1.41	(0.05)	—	(0.05)
2010 - Institutional	10.33	0.13		1.58	1.71	(0.16)	—	(0.16)
2010 - Service	9.95	0.08		1.51	1.59	(0.11)	—	(0.11)
2010 - IR	9.99	0.11		1.52	1.63	(0.14)	—	(0.14)
2010 - R	9.99	0.05		1.52	1.57	(0.14)	—	(0.14)
2009 - A	8.94	0.10		1.08	1.18	(0.08)	—	(0.08)
2009 - B	8.23	0.03		1.00	1.03	—	—	—
2009 - C	8.23	0.03		1.00	1.03	—	—	—
2009 - Institutional	9.23	0.14		1.10	1.24	(0.14)	—	(0.14)
2009 - Service	8.87	0.09		1.07	1.16	(0.08)	—	(0.08)
2009 - IR	8.92	0.11		1.08	1.19	(0.12)	—	(0.12)
2009 - R	8.89	0.05		1.11	1.16	(0.06)	—	(0.06)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31, 2008*
2008 - A	12.38	0.01		(3.45)	(3.44)	—	—	—
2008 - B	11.40	(0.01)		(3.16)	(3.17)	—	—	—
2008 - C	11.41	(0.01)		(3.17)	(3.18)	—	—	—
2008 - Institutional	12.76	0.01		(3.54)	(3.53)	—	—	—
2008 - Service	12.28	—	(h)	(3.41)	(3.41)	—	—	—
2008 - IR	12.35	0.01		(3.44)	(3.43)	—	—	—
2008 - R	12.31	—	(h)	(3.42)	(3.42)	—	—	—

FOR THE FISCAL YEAR ENDED AUGUST 31,
2008 - A	14.36	0.06		(1.91)	(1.85)	(0.03)	(0.10)	(0.13)
2008 - B	13.31	(0.04)		(1.77)	(1.81)	— (h)	(0.10)	(0.10)
2008 - C	13.31	(0.04)		(1.76)	(1.80)	— (h)	(0.10)	(0.10)
2008 - Institutional	14.81	0.11		(1.97)	(1.86)	(0.09)	(0.10)	(0.19)
2008 - Service	14.25	0.04		(1.90)	(1.86)	(0.01)	(0.10)	(0.11)
2008 - IR (Commenced November 30, 2007)	14.53	0.06		(2.05)	(1.99)	(0.09)	(0.10)	(0.19)
2008 - R (Commenced November 30, 2007)	14.53	0.02		(2.05)	(2.03)	(0.09)	(0.10)	(0.19)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.46% of average net assets.
(e)	Annualized.
(f)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.22% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(h)	Amount is less than $0.005 per share.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$15.89	14.36%	$71,151	0.95	%(e)	1.18	%(e)	1.85	%(d)(e)	102%
14.67	13.97	3,798	1.70	(e)	1.93	(e)	0.99	(d)(e)	102
14.59	13.96	13,073	1.70	(e)	1.93	(e)	0.94	(d)(e)	102
16.33	14.61	217,446	0.55	(e)	0.78	(e)	2.22	(d)(e)	102
15.69	14.32	1,086	1.05	(e)	1.29	(e)	1.58	(d)(e)	102
15.72	14.52	428	0.70	(e)	0.93	(e)	1.99	(d)(e)	102
15.73	14.21	98	1.20	(e)	1.43	(e)	1.43	(d)(e)	102

14.05	12.69	118,956	0.95		1.16		0.83	(f)	146
12.93	11.84	4,240	1.71		1.91		0.13	(f)	146
12.88	11.81	12,555	1.70		1.91		0.08	(f)	146
14.48	13.18	311,286	0.55		0.76		1.23	(f)	146
13.88	12.67	963	1.05		1.26		0.73	(f)	146
13.95	12.96	667	0.70		0.90		0.95	(f)	146
13.97	12.50	127	1.20		1.39		0.39	(f)	146
12.60	10.38	150,750	0.95		1.16		0.84	(g)	76
11.59	9.61	6,043	1.70		1.91		0.13	(g)	76
11.57	9.63	12,999	1.70		1.91		0.10	(g)	76
12.98	10.83	392,373	0.55		0.76		1.22	(g)	76
12.47	10.23	1,004	1.05		1.26		0.49	(g)	76
12.53	10.66	45	0.70		0.91		1.07	(g)	76
12.46	10.06	26	1.20		1.41		0.63	(g)	76
11.54	16.17	145,079	0.95		1.16		0.79		64
10.63	15.26	8,219	1.70		1.91		0.06		64
10.62	15.30	13,528	1.70		1.91		0.03		64
11.88	16.68	362,907	0.55		0.76		1.21		64
11.43	16.07	93	1.05		1.26		0.71		64
11.48	16.50	8	0.70		0.91		1.02		64
11.42	15.81	59	1.20		1.41		0.47		64
10.04	13.42	183,762	0.95		1.16		1.13		124
9.26	12.52	10,993	1.70		1.91		0.38		124
9.26	12.52	14,832	1.70		1.91		0.31		124
10.33	13.75	543,449	0.55		0.76		1.53		124
9.95	13.29	125	1.05		1.26		1.08		124
9.99	13.65	7	0.70		0.95		1.25		124
9.99	13.21	34	1.20		1.41		0.55		124

8.94	(27.79)	285,337	0.95	(e)	1.14	(e)	0.34	(e)	19
8.23	(27.81)	16,129	1.70	(e)	1.89	(e)	(0.38	)(e)	19
8.23	(27.87)	16,324	1.70	(e)	1.89	(e)	(0.41	)(e)	19
9.23	(27.66)	814,036	0.55	(e)	0.74	(e)	0.74	(e)	19
8.87	(27.77)	189	1.05	(e)	1.24	(e)	0.23	(e)	19
8.92	(27.77)	6	0.70	(e)	0.89	(e)	0.63	(e)	19
8.89	(27.78)	6	1.20	(e)	1.39	(e)	0.13	(e)	19

12.38	(12.96)	434,970	0.95		1.10		0.40		118
11.40	(13.71)	25,718	1.70		1.85		(0.34)		118
11.41	(13.63)	23,960	1.70		1.85		(0.34)		118
12.76	(12.71)	1,278,322	0.55		0.70		0.82		118
12.28	(13.11)	273	1.05		1.20		0.32		118
12.35	(13.86)	9	0.70	(e)	0.85	(e)	0.63	(e)	118
12.31	(14.18)	9	1.20	(e)	1.35	(e)	0.21	(e)	118

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2013 - A	$11.49	$0.15	(d)	$1.60	$1.75	$(0.11)	$—	$(0.11)
2013 - B	11.42	0.10	(d)	1.60	1.70	(0.07)	—	(0.07)
2013 - C	11.40	0.09	(d)	1.60	1.69	(0.07)	—	(0.07)
2013 - Institutional	11.48	0.17	(d)	1.60	1.77	(0.13)	—	(0.13)
2013 - Service	11.54	0.14	(d)	1.60	1.74	(0.10)	—	(0.10)
2013 - IR	11.47	0.15	(d)	1.61	1.76	(0.13)	—	(0.13)
2013 - R	11.46	0.12	(d)	1.61	1.73	(0.10)	—	(0.10)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2012 - A	10.19	0.17		1.29 (f)	1.46	(0.16)	—	(0.16)
2012 - B	10.13	0.09		1.29 (f)	1.38	(0.09)	—	(0.09)
2012 - C	10.11	0.09		1.29 (f)	1.38	(0.09)	—	(0.09)
2012 - Institutional	10.18	0.21		1.30 (f)	1.51	(0.21)	—	(0.21)
2012 - Service	10.23	0.17		1.29 (f)	1.46	(0.15)	—	(0.15)
2012 - IR	10.17	0.19		1.30 (f)	1.49	(0.19)	—	(0.19)
2012 - R	10.17	0.13		1.30 (f)	1.43	(0.14)	—	(0.14)
2011 - A	9.47	0.13		0.74	0.87	(0.15)	—	(0.15)
2011 - B	9.42	0.06		0.72	0.78	(0.07)	—	(0.07)
2011 - C	9.40	0.06		0.72	0.78	(0.07)	—	(0.07)
2011 - Institutional	9.46	0.17		0.74	0.91	(0.19)	—	(0.19)
2011 - Service	9.51	0.12		0.74	0.86	(0.14)	—	(0.14)
2011 - IR	9.45	0.15		0.74	0.89	(0.17)	—	(0.17)
2011 - R	9.45	0.12		0.72	0.84	(0.12)	—	(0.12)
2010 - A	8.42	0.13		1.05	1.18	(0.13)	—	(0.13)
2010 - B	8.37	0.06		1.05	1.11	(0.06)	—	(0.06)
2010 - C	8.36	0.06		1.04	1.10	(0.06)	—	(0.06)
2010 - Institutional	8.41	0.17		1.05	1.22	(0.17)	—	(0.17)
2010 - Service	8.45	0.12		1.06	1.18	(0.12)	—	(0.12)
2010 - IR	8.41	0.15		1.04	1.19	(0.15)	—	(0.15)
2010 - R	8.41	0.11		1.04	1.15	(0.11)	—	(0.11)
2009 - A	8.60	0.17		(0.16)	0.01	(0.19)	—	(0.19)
2009 - B	8.54	0.12		(0.17)	(0.05)	(0.12)	—	(0.12)
2009 - C	8.54	0.11		(0.16)	(0.05)	(0.13)	—	(0.13)
2009 - Institutional	8.59	0.20		(0.16)	0.04	(0.22)	—	(0.22)
2009 - Service	8.63	0.16		(0.16)	—	(0.18)	—	(0.18)
2009 - IR	8.59	0.18		(0.15)	0.03	(0.21)	—	(0.21)
2009 - R	8.59	0.11		(0.11)	—	(0.18)	—	(0.18)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31, 2008*
2008 - A	11.24	0.03		(2.62)	(2.59)	(0.05)	—	(0.05)
2008 - B	11.16	0.02		(2.62)	(2.60)	(0.02)	—	(0.02)
2008 - C	11.16	0.02		(2.62)	(2.60)	(0.02)	—	(0.02)
2008 - Institutional	11.24	0.04		(2.63)	(2.59)	(0.06)	—	(0.06)
2008 - Service	11.28	0.03		(2.64)	(2.61)	(0.04)	—	(0.04)
2008 - IR	11.23	0.03		(2.62)	(2.59)	(0.05)	—	(0.05)
2008 - R	11.23	0.02		(2.62)	(2.60)	(0.04)	—	(0.04)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2008 - A	14.51	0.18		(2.80)	(2.62)	(0.19)	(0.46)	(0.65)
2008 - B	14.39	0.09		(2.78)	(2.69)	(0.08)	(0.46)	(0.54)
2008 - C	14.40	0.09		(2.78)	(2.69)	(0.09)	(0.46)	(0.55)
2008 - Institutional	14.51	0.23		(2.80)	(2.57)	(0.24)	(0.46)	(0.70)
2008 - Service	14.56	0.17		(2.82)	(2.65)	(0.17)	(0.46)	(0.63)
2008 - IR (Commenced November 30, 2007)	13.89	0.15		(2.18)	(2.03)	(0.17)	(0.46)	(0.63)
2008 - R (Commenced November 30, 2007)	13.89	0.11		(2.17)	(2.06)	(0.14)	(0.46)	(0.60)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.58% of average net assets.
(e)	Annualized.
(f)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.01 per share. Excluding such payment, the total return would have been 14.34%, 13.51%, 13.55%, 14.81%, 14.28%, 14.67% and 13.98%, respectively.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$13.13	15.34%	$55,442	0.95	%(e)	1.13	%(e)	2.54	%(d)(e)	101%
13.05	14.94	1,377	1.70	(e)	1.88	(e)	1.64	(d)(e)	101
13.02	14.89	12,067	1.70	(e)	1.88	(e)	1.58	(d)(e)	101
13.12	15.60	249,098	0.55	(e)	0.73	(e)	2.85	(d)(e)	101
13.18	15.23	4,582	1.05	(e)	1.23	(e)	2.33	(d)(e)	101
13.10	15.45	247	0.70	(e)	0.89	(e)	2.39	(d)(e)	101
13.09	15.18	40	1.20	(e)	1.38	(e)	2.04	(d)(e)	101

11.49	14.44 (f)	107,535	0.95		1.11		1.53		135
11.42	13.61 (f)	1,532	1.70		1.86		0.79		135
11.40	13.65 (f)	11,018	1.70		1.86		0.77		135
11.48	14.91 (f)	337,650	0.55		0.71		1.91		135
11.54	14.38 (f)	5,117	1.05		1.21		1.48		135
11.47	14.77 (f)	128	0.70		0.86		1.74		135
11.46	14.08 (f)	33	1.20		1.36		1.18		135
10.19	9.15	133,611	0.95		1.13		1.31		56
10.13	8.25	1,905	1.70		1.88		0.57		56
10.11	8.30	11,928	1.70		1.88		0.55		56
10.18	9.61	365,385	0.55		0.73		1.69		56
10.23	9.02	7,699	1.05		1.23		1.19		56
10.17	9.48	67	0.70		0.88		1.48		56
10.17	8.96	10	1.20		1.38		1.13		56
9.47	14.09	140,737	0.94		1.10		1.45		41
9.42	13.27	2,428	1.69		1.85		0.70		41
9.40	13.22	11,940	1.69		1.85		0.68		41
9.46	14.59	362,324	0.54		0.70		1.86		41
9.51	14.05	6,601	1.04		1.20		1.33		41
9.45	14.31	16	0.69		0.85		1.64		41
9.45	13.74	47	1.19		1.35		1.15		41
8.42	0.37	247,183	0.95		1.10		2.28		130
8.37	(0.42)	3,290	1.70		1.85		1.58		130
8.36	(0.36)	13,110	1.70		1.85		1.47		130
8.41	0.67	712,253	0.55		0.70		2.65		130
8.45	0.28	7,364	1.05		1.20		2.10		130
8.41	0.65	10	0.70		0.85		2.30		130
8.41	0.26	36	1.20		1.35		1.45		130

8.60	(23.14)	310,622	0.95	(e)	1.10	(e)	1.59	(e)	24
8.54	(23.21)	5,170	1.70	(e)	1.85	(e)	0.87	(e)	24
8.54	(23.29)	14,029	1.70	(e)	1.85	(e)	0.86	(e)	24
8.59	(23.05)	851,132	0.55	(e)	0.70	(e)	2.02	(e)	24
8.63	(23.16)	7,193	1.05	(e)	1.20	(e)	1.50	(e)	24
8.59	(23.10)	7	0.70	(e)	0.85	(e)	1.81	(e)	24
8.59	(23.21)	6	1.20	(e)	1.35	(e)	1.33	(e)	24

11.24	(18.65)	398,881	0.95		1.05		1.41		130
11.16	(19.22)	7,306	1.70		1.80		0.67		130
11.16	(19.21)	18,614	1.70		1.80		0.67		130
11.24	(18.30)	1,027,705	0.55		0.65		1.82		130
11.28	(18.73)	8,994	1.05		1.15		1.31		130
11.23	(15.18)	8	0.70	(e)	0.80	(e)	1.70	(e)	130
11.23	(15.44)	8	1.20	(e)	1.30	(e)	1.26	(e)	130

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2013 - A	$12.93	$0.16	(d)	$1.63	$1.79	$(0.02)	$—	$(0.02)
2013 - B	11.58	0.11	(d)	1.45	1.56	—	—	—
2013 - C	11.57	0.09	(d)	1.48	1.57	—	—	—
2013 - Institutional	13.42	0.17	(d)	1.72	1.89	(0.10)	—	(0.10)
2013 - Service	12.78	0.14	(d)	1.62	1.76	(0.03)	—	(0.03)
2013 - IR	12.83	0.16	(d)	1.63	1.79	(0.08)	—	(0.08)
2013 - R	12.81	0.05	(d)	1.72	1.77	(0.03)	—	(0.03)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2012 - A	12.06	0.01	(f)	0.96 (g)	0.97	(0.10)	—	(0.10)
2012 - B	10.79	(0.07	)(f)	0.86 (g)	0.79	— (h)	—	— (h)
2012 - C	10.81	(0.07	)(f)	0.86 (g)	0.79	(0.03)	—	(0.03)
2012 - Institutional	12.53	0.07	(f)	0.98 (g)	1.05	(0.16)	—	(0.16)
2012 - Service	11.94	0.01	(f)	0.94 (g)	0.95	(0.11)	—	(0.11)
2012 - IR	12.00	0.05	(f)	0.94 (g)	0.99	(0.16)	—	(0.16)
2012 - R	11.97	(0.01	)(f)	0.94 (g)	0.93	(0.09)	—	(0.09)
2011 - A	10.92	0.06	(i)	1.15	1.21	(0.07)	—	(0.07)
2011 - B	9.80	(0.03	)(i)	1.02	0.99	—	—	—
2011 - C	9.82	(0.04	)(i)	1.04	1.00	(0.01)	—	(0.01)
2011 - Institutional	11.34	0.11	(i)	1.19	1.30	(0.11)	—	(0.11)
2011 - Service	10.82	0.04	(i)	1.13	1.17	(0.05)	—	(0.05)
2011 - IR	10.87	0.08	(i)	1.15	1.23	(0.10)	—	(0.10)
2011 - R	10.86	0.02	(i)	1.15	1.17	(0.06)	—	(0.06)
2010 - A	8.45	0.04	(j)	2.50	2.54	(0.07)	—	(0.07)
2010 - B	7.59	(0.03	)(j)	2.25	2.22	(0.01)	—	(0.01)
2010 - C	7.62	(0.03	)(j)	2.26	2.23	(0.03)	—	(0.03)
2010 - Institutional	8.78	0.09	(j)	2.57	2.66	(0.10)	—	(0.10)
2010 - Service	8.37	0.03	(j)	2.48	2.51	(0.06)	—	(0.06)
2010 - IR	8.42	0.06	(j)	2.49	2.55	(0.10)	—	(0.10)
2010 - R	8.41	(0.01	)(j)	2.51	2.50	(0.05)	—	(0.05)
2009 - A	7.98	0.04		0.48	0.52	(0.05)	—	(0.05)
2009 - B	7.16	(0.01)		0.44	0.43	—	—	—
2009 - C	7.19	(0.01)		0.44	0.43	—	—	—
2009 - Institutional	8.30	0.07		0.51	0.58	(0.10)	—	(0.10)
2009 - Service	7.85	0.04		0.48	0.52	—	—	—
2009 - IR	7.96	0.04		0.50	0.54	(0.08)	—	(0.08)
2009 - R	7.93	(0.01)		0.53	0.52	(0.04)	—	(0.04)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31, 2008*
2008 - A	11.00	0.02		(3.04)	(3.02)	—	—	—
2008 - B	9.89	—	(h)	(2.73)	(2.73)	—	—	—
2008 - C	9.94	—	(h)	(2.75)	(2.75)	—	—	—
2008 - Institutional	11.45	0.02		(3.17)	(3.15)	—	—	—
2008 - Service	10.84	0.01		(3.00)	(2.99)	—	—	—
2008 - IR	10.98	0.02		(3.04)	(3.02)	—	—	—
2008 - R	10.95	0.01		(3.03)	(3.02)	—	—	—

FOR THE FISCAL YEAR ENDED AUGUST 31,
2008 - A	12.89	0.01		(1.23)	(1.22)	(0.01)	(0.66)	(0.67)
2008 - B	11.74	(0.06)		(1.13)	(1.19)	—	(0.66)	(0.66)
2008 - C	11.79	(0.06)		(1.13)	(1.19)	—	(0.66)	(0.66)
2008 - Institutional	13.37	0.06		(1.27)	(1.21)	(0.05)	(0.66)	(0.71)
2008 - Service	12.72	0.01		(1.23)	(1.22)	—	(0.66)	(0.66)
2008 - IR (Commenced November 30, 2007)	12.16	0.03		(0.50)	(0.47)	(0.05)	(0.66)	(0.71)
2008 - R (Commenced November 30, 2007)	12.16	(0.01)		(0.49)	(0.50)	(0.05)	(0.66)	(0.71)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Reflects income recognized from special dividends which amounted to $0.10 per share and 1.43% of average net assets.
(e)	Annualized.
(f)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.17% of average net assets.
(g)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.04 per share. Excluding such payment, the total return would have been 7.71%, 6.95%, 6.89%, 8.17%, 7.63%, 8.02%, and 7.44%, respectively.
(h)	Amount is less than $0.005 per share.
(i)	Reflects income recognized from special dividends which amounted to $0.07 per share and 0.55% of average net assets.
(j)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.56% of average net assets.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$14.70	13.90%	$39,395	1.26	%(e)	1.45	%(e)	2.31	%(d)(e)	80%
13.14	13.47	573	2.00	(e)	2.20	(e)	1.77	(d)(e)	80
13.14	13.57	13,593	2.00	(e)	2.21	(e)	1.46	(d)(e)	80
15.21	14.15	146,700	0.86	(e)	1.06	(e)	2.45	(d)(e)	80
14.51	13.84	2,363	1.36	(e)	1.56	(e)	2.08	(d)(e)	80
14.54	14.00	6,640	1.01	(e)	1.21	(e)	2.40	(d)(e)	80
14.55	13.81	5,781	1.51	(e)	1.87	(e)	0.77	(d)(e)	80

12.93	8.04 (g)	49,863	1.25		1.46		0.15	(f)	125
11.58	7.32 (g)	780	2.01		2.22		(0.57	)(f)	125
11.57	7.26 (g)	12,487	2.00		2.21		(0.57	)(f)	125
13.42	8.49 (g)	123,556	0.85		1.06		0.55	(f)	125
12.78	7.97 (g)	2,133	1.35		1.56		0.10	(f)	125
12.83	8.36 (g)	5,389	1.00		1.21		0.43	(f)	125
12.81	7.78 (g)	357	1.50		1.71		(0.06	)(f)	125
12.06	11.05	65,299	1.25		1.42		0.45	(i)	34
10.79	10.10	1,399	2.00		2.17		(0.31	)(i)	34
10.81	10.14	13,338	2.00		2.17		(0.32	)(i)	34
12.53	11.49	86,058	0.85		1.02		0.87	(i)	34
11.94	10.84	1,548	1.35		1.52		0.32	(i)	34
12.00	11.32	4,959	1.00		1.17		0.70	(i)	34
11.97	10.78	207	1.50		1.67		0.14	(i)	34
10.92	30.23	104,435	1.25		1.39		0.43	(j)	70
9.80	29.27	2,101	2.00		2.14		(0.31	)(j)	70
9.82	29.29	13,788	2.00		2.14		(0.37	)(j)	70
11.34	30.76	240,597	0.85		0.99		0.88	(j)	70
10.82	30.16	1,431	1.35		1.49		0.33	(j)	70
10.87	30.55	35	1.00		1.14		0.63	(j)	70
10.86	29.90	184	1.50		1.64		(0.11	)(j)	70
8.45	6.70	130,439	1.25		1.40		0.61		167
7.59	6.01	2,737	2.00		2.15		(0.11)		167
7.62	5.98	11,226	2.00		2.15		(0.18)		167
8.78	7.13	349,989	0.85		1.00		0.96		167
8.37	6.62	1,588	1.35		1.50		0.53		167
8.42	7.09	25	1.00		1.15		0.52		167
8.41	6.61	21	1.50		1.65		(0.10)		167

7.98	(27.45)	162,243	1.25	(e)	1.46	(e)	0.76	(e)	31
7.16	(27.60)	3,806	2.00	(e)	2.21	(e)	0.01	(e)	31
7.19	(27.67)	11,262	2.00	(e)	2.21	(e)	0.01	(e)	31
8.30	(27.51)	419,179	0.85	(e)	1.06	(e)	1.16	(e)	31
7.85	(27.58)	2,121	1.35	(e)	1.56	(e)	0.66	(e)	31
7.96	(27.50)	7	1.00	(e)	1.21	(e)	0.99	(e)	31
7.93	(27.58)	7	1.50	(e)	1.71	(e)	0.54	(e)	31

11.00	(9.73)	211,930	1.25		1.36		0.12		160
9.89	(10.39)	5,807	2.00		2.11		(0.57)		160
9.94	(10.35)	16,250	2.00		2.11		(0.60)		160
11.45	(9.29)	547,109	0.85		0.96		0.54		160
10.84	(9.80)	2,904	1.35		1.46		0.12		160
10.98	(4.14)	10	1.00	(e)	1.11	(e)	0.36	(e)	160
10.95	(4.40)	10	1.50	(e)	1.61	(e)	(0.07	)(e)	160

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2013 - A	$23.40	$0.19	(d)	$3.32		$3.51	$(0.18)	$—
2013 - B	19.93	0.10	(d)	2.82		2.92	(0.05)	—
2013 - C	20.09	0.09	(d)	2.85		2.94	(0.05)	—
2013 - Institutional	26.01	0.26	(d)	3.68		3.94	(0.28)	—
2013 - IR	23.64	0.22	(d)	3.35		3.57	(0.24)	—
2013 - R	23.08	0.14	(d)	3.28		3.42	(0.20)	—

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2012 - A	21.22	0.04	(f)	2.14	(g)	2.18	—	—
2012 - B	18.21	(0.12	)(f)	1.84	(g)	1.72	—	—
2012 - C	18.35	(0.11	)(f)	1.85	(g)	1.74	—	—
2012 - Institutional	23.49	0.15	(f)	2.37	(g)	2.52	—	—
2012 - IR	21.39	0.03	(f)	2.22	(g)	2.25	—	—
2012 - R	20.98	(0.01	)(f)	2.11	(g)	2.10	—	—
2011 - A	18.49	(0.05	)(h)	2.78		2.73	—	—
2011 - B	15.98	(0.18	)(h)	2.41		2.23	—	—
2011 - C	16.11	(0.18	)(h)	2.42		2.24	—	—
2011 - Institutional	20.38	0.03	(h)	3.08		3.11	—	—
2011 - IR	18.58	(0.08	)(h)	2.89		2.81	—	—
2011 - R	18.33	(0.11	)(h)	2.76		2.65	—	—
2010 - A	14.23	0.01	(i)	4.30		4.31	(0.05)	—
2010 - B	12.35	(0.09	)(i)	3.72		3.63	—	—
2010 - C	12.45	(0.10	)(i)	3.76		3.66	—	—
2010 - Institutional	15.67	0.07	(i)	4.74		4.81	(0.10)	—
2010 - IR	14.30	0.04	(i)	4.33		4.37	(0.09)	—
2010 - R	14.15	(0.03	)(i)	4.27		4.24	(0.06)	—
2009 - A	12.66	(0.01)		1.58		1.57	—	—
2009 - B	11.07	(0.08)		1.36		1.28	—	—
2009 - C	11.16	(0.09)		1.38		1.29	—	—
2009 - Institutional	13.88	0.04		1.75		1.79	—	—
2009 - IR	12.68	0.03		1.59		1.62	—	—
2009 - R	12.63	(0.06)		1.58		1.52	—	—
2008 - A	36.25	(0.05)		(9.43)		(9.48)	—	(14.11)
2008 - B	33.77	(0.17)		(8.42)		(8.59)	—	(14.11)
2008 - C	33.92	(0.17)		(8.48)		(8.65)	—	(14.11)
2008 - Institutional	38.18	0.02		(10.21)		(10.19)	—	(14.11)
2008 - IR (Commenced November 30, 2007)	33.22	(0.01)		(6.42)		(6.43)	—	(14.11)
2008 - R (Commenced November 30, 2007)	33.22	(0.08)		(6.40)		(6.48)	—	(14.11)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Reflects income recognized from special dividends which amounted to $0.16 per share and 1.28% of average net assets.
(e)	Annualized.
(f)	Reflects income recognized from special dividends which amounted to $0.11 per share and 0.51% of average net assets.
(g)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.11 per share. Excluding such payment, the total return would have been 9.73%, 8.82%, 8.86%, 10.23%, 9.98% and 9.46%, respectively.
(h)	Reflects income recognized from special dividends which amounted to $0.07 per share and 0.34% of average net assets.
(i)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.63% of average net assets

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$26.73	15.12%	$27,638	1.26	%(e)	1.91	%(e)	1.57	%(d)(e)	74%
22.80	14.62	3,111	2.01	(e)	2.65	(e)	0.97	(d)(e)	74
22.98	14.65	5,693	2.01	(e)	2.65	(e)	0.82	(d)(e)	74
29.67	15.32	11,725	0.86	(e)	1.51	(e)	1.89	(d)(e)	74
26.97	15.20	226	1.01	(e)	1.66	(e)	1.79	(d)(e)	74
26.30	14.94	109	1.51	(e)	2.17	(e)	1.12	(d)(e)	74

23.40	10.24 (g)	25,662	1.25		1.96		0.16	(f)	116
19.93	9.42 (g)	3,385	2.01		2.71		(0.63	)(f)	116
20.09	9.46 (g)	5,247	2.00		2.71		(0.59	)(f)	116
26.01	10.70 (g)	7,733	0.85		1.55		0.57	(f)	116
23.64	10.49 (g)	176	1.00		1.70		0.12	(f)	116
23.08	9.98 (g)	30	1.50		2.20		(0.08	)(f)	116
21.22	14.76	24,979	1.25		1.96		(0.26	)(h)	52
18.21	13.95	4,760	2.00		2.71		(0.98	)(h)	52
18.35	13.90	5,180	2.00		2.71		(1.00	)(h)	52
23.49	15.26	6,959	0.85		1.56		0.14	(h)	52
21.39	15.12	38	1.00		1.71		(0.38	)(h)	52
20.98	14.46	19	1.50		2.21		(0.51	)(h)	52
18.49	30.38	22,598	1.25		2.09		0.03	(i)	100
15.98	29.39	6,395	2.00		2.84		(0.65	)(i)	100
16.11	29.40	5,263	2.00		2.84		(0.70	)(i)	100
20.38	30.87	5,649	0.85		1.69		0.39	(i)	100
18.58	30.66	10	1.00		1.84		0.26	(i)	100
18.33	30.07	47	1.50		2.34		(0.21	)(i)	100
14.23	12.40	19,090	1.25		2.44		(0.06)		205
12.35	11.56	7,608	2.00		3.19		(0.78)		205
12.45	11.56	4,793	2.00		3.19		(0.82)		205
15.67	12.90	4,026	0.85		2.04		0.31		205
14.30	12.78	7	1.00		2.19		0.18		205
14.15	12.03	42	1.50		2.69		(0.44)		205
12.66	(39.66)	19,402	1.25		2.00		(0.32)		182
11.07	(40.12)	10,176	2.00		2.75		(1.07)		182
11.16	(40.12)	4,918	2.00		2.75		(1.07)		182
13.88	(39.44)	3,662	0.85		1.60		(0.12)		182
12.68	(34.14)	7	1.00	(e)	1.75	(e)	(0.06	)(e)	182
12.63	(34.40)	7	1.50	(e)	2.25	(e)	(0.40	)(e)	182

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)*
2013 - A	$28.75	$0.31	(d)	$3.04		$3.35	$(0.32)	$—
2013 - B	20.01	0.14	(d)	2.13		2.27	(0.18)	—
2013 - C	22.62	0.16	(d)	2.40		2.56	(0.17)	—
2013 - Institutional	35.67	0.45	(d)	3.79		4.24	(0.44)	—
2013 - IR	28.75	0.33	(d)	3.05		3.38	(0.43)	—
2013 - R	28.54	0.26	(d)	3.04		3.30	(0.32)	—

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2012 - A	26.36	0.22	(f)	2.31	(g)	2.53	(0.14)	—
2012 - B	18.40	(0.01	)(f)	1.62	(g)	1.61	—	—
2012 - C	20.79	—	(f)(h)	1.83	(g)	1.83	—	—
2012 - Institutional	32.66	0.47	(f)	2.79	(g)	3.26	(0.25)	—
2012 - IR	26.40	0.31	(f)	2.28	(g)	2.59	(0.24)	—
2012 - R	26.21	0.15	(f)	2.30	(g)	2.45	(0.12)	—
2011 - A	24.10	0.15	(i)	2.27		2.42	(0.16)	—
2011 - B	16.87	(0.03	)(i)	1.58		1.55	(0.02)	—
2011 - C	19.06	(0.04	)(i)	1.80		1.76	(0.03)	—
2011 - Institutional	29.80	0.32	(i)	2.79		3.11	(0.25)	—
2011 - IR	24.15	0.24	(i)	2.24		2.48	(0.23)	—
2011 - R	23.99	0.07	(i)	2.26		2.33	(0.11)	—
2010 - A	18.78	0.16	(j)	5.34		5.50	(0.18)	—
2010 - B	13.24	—	(h)(j)	3.75		3.75	(0.12)	—
2010 - C	14.94	—	(h)(j)	4.24		4.24	(0.12)	—
2010 - Institutional	23.11	0.30	(j)	6.59		6.89	(0.20)	—
2010 - IR	18.78	0.22	(j)	5.34		5.56	(0.19)	—
2010 - R	18.74	0.10	(j)	5.33		5.43	(0.18)	—
2009 - A	18.62	0.18		0.25		0.43	(0.27)	—
2009 - B	13.16	0.05		0.19		0.24	(0.16)	—
2009 - C	14.84	0.05		0.18		0.23	(0.13)	—
2009 - Institutional	22.89	0.31		0.28		0.59	(0.37)	—
2009 - IR	18.69	0.22		0.21		0.43	(0.34)	—
2009 - R	18.62	0.12		0.23		0.35	(0.23)	—
2008 - A	89.04	0.14		(14.42)		(14.28)	—	(56.14)
2008 - B	81.13	(0.07)		(11.76)		(11.83)	—	(56.14)
2008 - C	83.58	—	(h)	(12.60)		(12.60)	—	(56.14)
2008 - Institutional	95.27	0.42		(16.66)		(16.24)	—	(56.14)
2008 - IR (Commenced November 30, 2007)	81.41	0.21		(6.79)		(6.58)	—	(56.14)
2008 - R (Commenced November 30, 2007)	81.41	0.14		(6.79)		(6.65)	—	(56.14)

*	All per share amounts representing data prior to February 9, 2009 have been restated to reflect a 7 for 1 reverse stock split which occurred on that date.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Reflects income recognized from special dividends which amounted to $0.14 per share and 0.96% of average net assets.
(e)	Annualized.
(f)	Reflects income recognized from special dividends which amounted to $0.09 per share and 0.33% of average net assets.
(g)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.07 per share. Excluding such payment, the total return would have been 9.34%, 8.35%, 8.44%, 9.81%, 9.55% and 9.09%, respectively.
(h)	Amount is less than $0.005 per share.
(i)	Reflects income recognized from special dividends which amounted to $0.07 per share and 0.27% of average net assets.
(j)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.33% of average net assets.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$31.78	11.80%	$94,015	1.25	%(e)	1.51	%(e)	2.08	%(d)(e)	63%
22.10	11.44	9,504	2.00	(e)	2.26	(e)	1.39	(d)(e)	63
25.01	11.42	18,452	2.00	(e)	2.26	(e)	1.34	(d)(e)	63
39.47	12.06	13,635	0.85	(e)	1.11	(e)	2.45	(d)(e)	63
31.70	12.00	1,173	1.00	(e)	1.26	(e)	2.24	(d)(e)	63
31.52	11.68	882	1.50	(e)	1.76	(e)	1.77	(d)(e)	63

28.75	9.60 (g)	87,084	1.25		1.52		0.79	(f)	85
20.01	8.73 (g)	10,256	2.01		2.27		0.03	(f)	85
22.62	8.78 (g)	17,808	2.00		2.27		0.04	(f)	85
35.67	10.02 (g)	12,310	0.85		1.11		1.30	(f)	85
28.75	9.82 (g)	455	1.00		1.26		1.11	(f)	85
28.54	9.35 (g)	699	1.50		1.75		0.52	(f)	85
26.36	10.03	91,426	1.25		1.54		0.58	(i)	33
18.40	9.19	14,722	2.00		2.29		(0.16	)(i)	33
20.79	9.21	19,248	2.00		2.29		(0.17	)(i)	33
32.66	10.46	3,479	0.85		1.14		0.97	(i)	33
26.40	10.29	223	1.00		1.29		0.96	(i)	33
26.21	9.71	214	1.50		1.79		0.26	(i)	33
24.10	29.47	95,864	1.25		1.55		0.72	(j)	85
16.87	28.54	20,172	2.00		2.30		0.01	(j)	85
19.06	28.54	21,671	2.00		2.30		(0.02	)(j)	85
29.80	30.03	2,462	0.85		1.15		1.10	(j)	85
24.15	29.83	28	1.00		1.30		0.99	(j)	85
23.99	29.17	120	1.50		1.80		0.45	(j)	85
18.78	2.64	79,873	1.25		1.69		1.11		184
13.24	2.27	27,689	2.00		2.44		0.42		184
14.94	1.61	20,883	2.00		2.44		0.38		184
23.11	2.97	1,244	0.85		1.29		1.55		184
18.78	2.43	7	1.00		1.44		1.34		184
18.74	2.17	79	1.50		1.94		0.68		184
18.62	(33.48)	85,992	1.25		1.53		0.71		147
13.16	(34.04)	43,039	2.00		2.28		(0.05)		147
14.84	(33.89)	26,503	2.00		2.28		(0.05)		147
22.89	(33.07)	1,599	0.85		1.13		1.05		147
18.69	(27.00)	7	1.00	(e)	1.28	(e)	1.03	(e)	147
18.62	(27.27)	7	1.50	(e)	1.78	(e)	0.60	(e)	147

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2013 - A	$26.80	$0.28	(d)	$3.84	$4.12	$(0.40)	$—	$(0.40)
2013 - B	25.02	0.17	(d)	3.60	3.77	(0.17)	—	(0.17)
2013 - C	24.59	0.16	(d)	3.54	3.70	(0.22)	—	(0.22)
2013 - Institutional	27.51	0.33	(d)	3.94	4.27	(0.51)	—	(0.51)
2013 - Service	26.76	0.27	(d)	3.82	4.09	(0.38)	—	(0.38)
2013 - IR	26.62	0.30	(d)	3.81	4.11	(0.48)	—	(0.48)
2013 - R	26.58	0.24	(d)	3.81	4.05	(0.39)	—	(0.39)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2012 - A	24.21	0.33	(f)	2.70 (g)	3.03	(0.44)	—	(0.44)
2012 - B	22.59	0.14	(f)	2.52 (g)	2.66	(0.23)	—	(0.23)
2012 - C	22.25	0.13	(f)	2.48 (g)	2.61	(0.27)	—	(0.27)
2012 - Institutional	24.82	0.44	(f)	2.77 (g)	3.21	(0.52)	—	(0.52)
2012 - Service	24.14	0.30	(f)	2.70 (g)	3.00	(0.38)	—	(0.38)
2012 - IR	24.08	0.37	(f)	2.69 (g)	3.06	(0.52)	—	(0.52)
2012 - R	23.98	0.22	(f)	2.73 (g)	2.95	(0.35)	—	(0.35)
2011 - A	22.32	0.31	(h)	1.87	2.18	(0.29)	—	(0.29)
2011 - B	20.82	0.12	(h)	1.76	1.88	(0.11)	—	(0.11)
2011 - C	20.54	0.12	(h)	1.72	1.84	(0.13)	—	(0.13)
2011 - Institutional	22.89	0.44	(h)	1.87	2.31	(0.38)	—	(0.38)
2011 - Service	22.25	0.28	(h)	1.87	2.15	(0.26)	—	(0.26)
2011 - IR	22.21	0.36	(h)	1.86	2.22	(0.35)	—	(0.35)
2011 - R	22.11	0.24	(h)	1.85	2.09	(0.22)	—	(0.22)
2010 - A	19.75	0.24		2.63	2.87	(0.30)	—	(0.30)
2010 - B	18.43	0.08		2.44	2.52	(0.13)	—	(0.13)
2010 - C	18.21	0.07		2.44	2.51	(0.18)	—	(0.18)
2010 - Institutional	20.25	0.33		2.69	3.02	(0.38)	—	(0.38)
2010 - Service	19.66	0.23		2.60	2.83	(0.24)	—	(0.24)
2010 - IR	19.65	0.29		2.63	2.92	(0.36)	—	(0.36)
2010 - R	19.63	0.18		2.61	2.79	(0.31)	—	(0.31)
2009 - A	19.02	0.31		0.87	1.18	(0.38)	(0.07)	(0.45)
2009 - B	17.63	0.18		0.82	1.00	(0.13)	(0.07)	(0.20)
2009 - C	17.50	0.16		0.82	0.98	(0.20)	(0.07)	(0.27)
2009 - Institutional	19.52	0.38		0.91	1.29	(0.49)	(0.07)	(0.56)
2009 - Service	18.84	0.29		0.88	1.17	(0.28)	(0.07)	(0.35)
2009 - IR	18.96	0.34		0.87	1.21	(0.45)	(0.07)	(0.52)
2009 - R	18.89	0.16		0.98	1.14	(0.33)	(0.07)	(0.40)

FOR THE PERIOD SEPTEMBER 1, 2008 TO OCTOBER 31, 2008*
2008 - A	24.97	0.04		(5.99)	(5.95)	—	—	—
2008 - B	23.18	0.02		(5.57)	(5.55)	—	—	—
2008 - C	23.01	0.02		(5.53)	(5.51)	—	—	—
2008 - Institutional	25.61	0.06		(6.15)	(6.09)	—	—	—
2008 - Service	24.74	0.04		(5.94)	(5.90)	—	—	—
2008 - IR	24.88	0.05		(5.97)	(5.92)	—	—	—
2008 - R	24.81	0.04		(5.96)	(5.92)	—	—	—

FOR THE FISCAL YEAR ENDED AUGUST 31,
2008 - A	33.30	0.29		(4.86)	(4.57)	(0.34)	(3.42)	(3.76)
2008 - B	31.17	0.08		(4.54)	(4.46)	(0.11)	(3.42)	(3.53)
2008 - C	31.01	0.07		(4.49)	(4.42)	(0.16)	(3.42)	(3.58)
2008 - Institutional	34.07	0.42		(4.98)	(4.56)	(0.48)	(3.42)	(3.90)
2008 - Service	32.98	0.26		(4.80)	(4.54)	(0.28)	(3.42)	(3.70)
2008 - IR (Commenced November 30, 2007)	33.02	0.26		(4.49)	(4.23)	(0.49)	(3.42)	(3.91)
2008 - R (Commenced November 30, 2007)	33.02	0.17		(4.48)	(4.31)	(0.48)	(3.42)	(3.90)

*	The Fund changed its fiscal year end from August 31 to October 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Reflects income recognized from special dividends which amounted to $0.07 per share and 0.47% of average net assets.
(e)	Annualized.
(f)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.23% of average net assets.
(g)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.02 per share. Excluding such payment, the total return would have been 12.61%, 11.75%, 13.08%, 12.50%, 12.87%, and 12.33%, respectively.
(h)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.13% of average net assets.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$30.52	15.60%	$243,451	0.95	%(e)	1.20	%(e)	2.01	%(d)(e)	89%
28.62	15.15	8,102	1.70	(e)	1.95	(e)	1.31	(d)(e)	89
28.07	15.17	32,112	1.70	(e)	1.95	(e)	1.26	(d)(e)	89
31.27	15.82	59,821	0.55	(e)	0.81	(e)	2.27	(d)(e)	89
30.47	15.51	1,042	1.05	(e)	1.30	(e)	1.94	(d)(e)	89
30.25	15.72	491	0.70	(e)	0.96	(e)	2.12	(d)(e)	89
30.24	15.45	376	1.20	(e)	1.45	(e)	1.75	(d)(e)	89

26.80	12.69 (g)	239,796	0.95		1.20		1.31	(f)	121
25.02	11.84 (g)	8,807	1.71		1.95		0.60	(f)	121
24.59	11.84 (g)	30,979	1.70		1.95		0.55	(f)	121
27.51	13.16 (g)	33,613	0.55		0.80		1.69	(f)	121
26.76	12.58 (g)	1,036	1.05		1.30		1.18	(f)	121
26.62	12.96 (g)	198	0.70		0.95		1.45	(f)	121
26.58	12.42 (g)	336	1.20		1.44		0.85	(f)	121
24.21	9.83	278,353	0.95		1.19		1.28	(h)	46
22.59	9.05	13,170	1.70		1.94		0.56	(h)	46
22.25	9.00	32,665	1.70		1.94		0.52	(h)	46
24.82	10.20	33,581	0.55		0.79		1.76	(h)	46
24.14	9.74	962	1.05		1.29		1.19	(h)	46
24.08	10.09	105	0.70		0.94		1.57	(h)	46
23.98	9.53	29	1.20		1.44		1.03	(h)	46
22.32	14.67	301,843	0.95		1.18		1.12		47
20.82	13.76	18,663	1.70		1.93		0.39		47
20.54	13.84	34,942	1.70		1.93		0.37		47
22.89	15.10	115,177	0.55		0.78		1.54		47
22.25	14.50	1,273	1.05		1.28		1.10		47
22.21	15.00	8	0.70		0.93		1.37		47
22.11	14.35	48	1.20		1.43		0.88		47
19.75	6.57	328,575	0.95		1.19		1.75		136
18.43	5.83	25,269	1.70		1.94		1.14		136
18.21	5.82	37,716	1.70		1.94		0.99		136
20.25	7.04	153,872	0.55		0.79		2.14		136
19.66	6.50	2,117	1.05		1.29		1.68		136
19.65	6.83	7	0.70		0.94		1.93		136
19.63	6.39	50	1.20		1.44		0.89		136

19.02	(23.83)	384,949	0.95	(e)	1.22	(e)	1.16	(e)	27
17.63	(23.94)	47,671	1.70	(e)	1.97	(e)	0.46	(e)	27
17.50	(23.95)	42,816	1.70	(e)	1.97	(e)	0.41	(e)	27
19.52	(23.78)	177,704	0.55	(e)	0.82	(e)	1.57	(e)	27
18.84	(23.85)	2,949	1.05	(e)	1.32	(e)	1.05	(e)	27
18.96	(23.79)	6	0.70	(e)	0.97	(e)	1.48	(e)	27
18.89	(23.86)	6	1.20	(e)	1.47	(e)	0.99	(e)	27

24.97	(15.39)	530,590	0.95		1.13		1.03		96
23.18	(16.04)	77,406	1.70		1.88		0.28		96
23.01	(16.01)	58,873	1.70		1.88		0.28		96
25.61	(15.09)	253,353	0.55		0.73		1.40		96
24.74	(15.43)	3,908	1.05		1.23		0.91		96
24.88	(14.61)	9	0.70	(e)	0.88	(e)	1.30	(e)	96
24.81	(14.89)	9	1.20	(e)	1.38	(e)	0.85	(e)	96

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements

April 30, 2013 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund†	Share Classes Offered*	Diversified/ Non-diversified
Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights and U.S. Equity Insights	A, B, C, Institutional, Service, IR and R	Diversified
Small Cap Growth Insights and Small Cap Value Insights	A, B, C, Institutional, IR and R	Diversified

†	Formerly, Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value, Goldman Sachs Structured Small Cap Equity, Goldman Sachs Structured U.S. Equity, Goldman Sachs Structured Small Cap Growth and Goldman Sachs Structured Small Cap Value Funds. Effective at the close of business May 3, 2013, the Funds changed their names to the Goldman Sachs Large Cap Growth Insights, Goldman Sachs Large Cap Value Insights, Goldman Sachs Small Cap Equity Insights, Goldman Sachs U.S. Equity Insights, Goldman Sachs Small Cap Growth Insights and Goldman Sachs Small Cap Value Insights Funds, respectively.
*	Class B Shares are generally no longer available for purchase by current or prospective investors.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class B Shares were sold with a contingent deferred sales charge (“CDSC”) that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares are sold with a CDSC of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Class IR and Class R Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Large Cap Value Insights	Quarterly	Annually
Large Cap Growth Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B.  Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2013:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$300,777,037	$—	$—
Short-term Investments	—	6,300,000	—
Securities Lending Reinvestment Vehicle	6,133,180	—	—
Total	$306,910,217	$6,300,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$131,578	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$315,369,488	$—	$—
Short-term Investments	—	7,200,000	—
Securities Lending Reinvestment Vehicle	9,092,164	—	—
Total	$324,461,652	$7,200,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$145,371	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$204,787,581	$—	$—
Short-term Investments	—	9,000,000	—
Securities Lending Reinvestment Vehicle	22,757,070	—	—
Total	$227,544,651	$9,000,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$128,469	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$46,973,646	$—	$—
Short-term Investments	—	900,000	—
Securities Lending Reinvestment Vehicle	3,887,872	—	—
Total	$50,861,518	$900,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$34,387	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$134,290,055	$—	$—
Investment Company	156,537	—	—
Short-term Investments	—	3,100,000	—
Securities Lending Reinvestment Vehicle	10,214,136	—	—
Total	$144,660,728	$3,100,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$47,379	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$337,420,984	$—	$—
Short-term Investments	—	8,200,000	—
Securities Lending Reinvestment Vehicle	6,229,975	—	—
Total	$343,650,959	$8,200,000	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$169,404	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of April 30, 2013. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. These values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Fund	Statements of Assets and Liabilities	Assets(a)
Equity	Large Cap Growth Insights	Unrealized gain on futures variation margin	$131,578
Equity	Large Cap Value Insights	Unrealized gain on futures variation margin	145,371
Equity	Small Cap Equity Insights	Unrealized gain on futures variation margin	128,469
Equity	Small Cap Growth Insights	Unrealized gain on futures variation margin	34,387
Equity	Small Cap Value Insights	Unrealized gain on futures variation margin	47,379
Equity	U.S. Equity Insights	Unrealized gain on futures variation margin	169,404

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2013. These gains (losses) should be considered in the context that these derivative contracts may have been executed to economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Large Cap Growth Insights	$825,901	$256,960	88
Equity	Large Cap Value Insights	868,871	297,667	96
Equity	Small Cap Equity Insights	783,825	221,896	62
Equity	Small Cap Growth Insights	115,153	64,788	10
Equity	Small Cap Value Insights	536,435	156,768	34
Equity	U.S. Equity Insights	602,604	255,531	88

(a)	Average number of contracts is based on the average of month end balances for the six months ended April 30, 2013.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2013, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate*
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Large Cap Growth Insights	0.65%	0.59%	0.56%	0.55%	0.54%	0.65%	0.51%
Large Cap Value Insights	0.60	0.54	0.51	0.50	0.49	0.60	0.51
Small Cap Equity Insights	0.85	0.85	0.77	0.73	0.72	0.85	0.81
Small Cap Growth Insights	0.85	0.85	0.77	0.73	0.72	0.85	0.82
Small Cap Value Insights	0.85	0.85	0.77	0.73	0.72	0.85	0.81
U.S. Equity Insights	0.65	0.59	0.56	0.55	0.54	0.65	0.51

*	GSAM has agreed to waive a portion of its management fee in order to achieve net management rates, as defined in the funds’ most recent prospectuses. These waivers will be effective through at least February 28, 2014, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees. The Effective Net Management Rates above are calculated based on management rates before and after the waivers had been adjusted, if applicable.

B.  Distribution and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee, accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C	Class R*
Distribution Plan	0.25%	0.75%	0.75%	0.50%
Service Plan	—	0.25	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class B and Class C Shares’ CDSC. During the six months ended April 30, 2013, Goldman Sachs advised that it retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge*
Fund	Class A	Class C
Large Cap Growth Insights	$1,630	$—
Large Cap Value Insights	690	217
Small Cap Equity Insights	834	142
Small Cap Growth Insights	679	—
Small Cap Value Insights	1,532	—
U.S. Equity Insights	4,698	435

*	Goldman Sachs did not retain Contingent Deferred Sales Charges for Class B shares.

D.  Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Fund that offers Service Shares, has adopted a Service Plan and a Shareholder Administration Plan. These plans allow for service organizations to provide varying levels of personal and account maintenance and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations which is accrued daily and paid monthly at an annual rate of 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.19% of the average daily net assets of Class A, Class B, Class C, Class IR and Class R Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Funds (excluding transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, litigation, indemnification, shareholder meetings and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004%. These Other Expense reimbursements will remain in place through at least February 28, 2014, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2013, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waivers	Custody Fee Credits	Other Expense Reimbursements	Total Expense Reductions
Large Cap Growth Insights	$259,071	$18	$169,133	$428,222
Large Cap Value Insights	175,032	17	168,523	343,572
Small Cap Equity Insights	38,369	28	172,668	211,065
Small Cap Growth Insights	6,457	19	136,506	142,982
Small Cap Value Insights	26,545	22	146,835	173,402
U.S. Equity Insights	225,159	21	176,465	401,645

As of April 30, 2013, the amounts owed to affiliates of the Funds were as follows:

Fund	Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total
Large Cap Growth Insights	$127,398	$28,626	$21,048	$177,072
Large Cap Value Insights	134,605	22,594	19,302	176,501
Small Cap Equity Insights	140,287	20,327	14,488	175,102
Small Cap Growth Insights	32,660	12,699	5,996	51,355
Small Cap Value Insights	90,241	41,970	19,512	151,723
U.S. Equity Insights	143,208	82,317	45,918	271,443

G.  Line of Credit Facility — As of April 30, 2013, the Funds participated in a $630,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Funds and Other Borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $970,000,000. This facility is to be used solely for temporary or emergency purposes, which may include the funding of redemptions. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2013, the Funds did not have any borrowings under the facility. Effective May 8, 2013, the committed amount available through the facility increased to $780,000,000.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

H.  Other Transactions with Affiliates — For the six months ended April 30, 2013, Goldman Sachs earned approximately $7,900, $8,000, $2,800, $300, $800 and $1,500 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant on behalf of Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds, respectively.

As of April 30, 2013, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Enhanced Dividend Global Equity Portfolio	Goldman Sachs Equity Growth Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio
Large Cap Growth Insights	5%	—%	15%	20%	25%
Large Cap Value Insights	8	—	16	24	27
Small Cap Equity Insights	7	8	7	17	16

As of April 30, 2013, Goldman Sachs Group, Inc. (“GSG”) was the beneficial owner of 5% or more of outstanding Class IR and Class R Shares of the following Funds:

Fund	Class IR	Class R
Large Cap Growth Insights	—%	12%
Large Cap Value Insights	—	27
Small Cap Growth Insights	6	13

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2013, were as follows:

Fund	Purchases	Sales
Large Cap Growth Insights	$369,678,413	$554,338,101
Large Cap Value Insights	382,854,567	571,594,991
Small Cap Equity Insights	163,921,094	170,888,830
Small Cap Growth Insights	33,630,444	32,337,248
Small Cap Value Insights	81,718,800	84,665,091
U.S. Equity Insights	282,169,994	297,205,628

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2013, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2013		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2013
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Large Cap Growth Insights	$8,970	$22,218	$352,500
Large Cap Value Insights	10,600	9,611	3,488,439
Small Cap Equity Insights	33,229	52,933	7,964,970
Small Cap Growth Insights	9,552	22,133	1,611,984
Small Cap Value Insights	19,509	45,680	2,013,311
U.S. Equity Insights	6,185	13,675	139,125

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Money Market Fund for the six months ended April 30, 2013:

Fund	Number of Shares Held Beginning of Period	Shares Bought	Shares Sold	Number of Shares Held End of Period	Value at End of Period
Large Cap Growth Insights	4,178,675	34,634,259	(32,679,754)	6,133,180	$6,133,180
Large Cap Value Insights	1,648,200	42,033,347	(34,589,383)	9,092,164	9,092,164
Small Cap Equity Insights	14,613,327	72,282,395	(64,138,652)	22,757,070	22,757,070
Small Cap Growth Insights	3,491,625	14,371,460	(13,975,213)	3,887,872	3,887,872
Small Cap Value Insights	10,098,450	41,376,836	(41,261,150)	10,214,136	10,214,136
U.S. Equity Insights	1,346,950	34,077,041	(29,194,016)	6,229,975	6,229,975

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2012, the Funds’ capital loss carryovers and certain timing differences, on a tax basis were as follows:

	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Undistributed ordinary Income — net	$5,003,273	$100,400	$—	$18,082	$290,692	$2,821,935
Capital loss carryforwards:(1)
Expiring 2016	(130,741,618)	(115,976,490)	(10,818,137)	—	(865,995)	—
Expiring 2017	(340,520,322)	(382,249,557)	(163,876,125)	(5,667,247)	(40,600,516)	(156,909,082)
Total capital loss carryforwards	$(471,261,940)	$(498,226,047)	$(174,694,262)	$(5,667,247)	$(41,466,511)	$(156,909,082)

(1)	Expiration occurs on October 31 of the year indicated.

As of April 30, 2013, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Tax Cost	$286,251,937	$305,459,759	$212,329,897	$45,295,712	$131,110,163	$313,009,385
Gross unrealized gain	30,722,879	34,269,644	32,015,566	8,003,607	21,838,572	41,444,699
Gross unrealized loss	(3,764,599)	(8,067,751)	(7,800,812)	(1,537,801)	(5,188,007)	(2,603,125)
Net unrealized security gain	$26,958,280	$26,201,893	$24,214,754	$6,465,806	$16,650,565	$38,841,574

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences related to the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and State law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

11. OTHER MATTERS

New Accounting Pronouncement — In December 2011, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2011-11: Disclosures about offsetting Assets and Liabilities (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. At this time, GSAM is evaluating the implications of these changes on the financial statements.

12. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Large Cap Growth Insights Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	151,147	$2,221,957	2,154,372	$28,393,655
Reinvestment of distributions	81,875	1,139,681	123,037	1,535,500
Shares converted from Class B(a)	26,858	396,974	88,488	1,181,991
Shares redeemed	(4,250,087)	(62,230,407)	(5,864,729)	(80,463,127)
	(3,990,207)	(58,471,795)	(3,498,832)	(49,351,981)
Class B Shares
Shares sold	1,945	27,030	4,635	56,379
Reinvestment of distributions	1,265	16,309	1,254	14,506
Shares converted to Class A(a)	(29,047)	(396,974)	(95,728)	(1,181,991)
Shares redeemed	(43,127)	(586,092)	(103,713)	(1,300,868)
	(68,964)	(939,727)	(193,552)	(2,411,974)
Class C Shares
Shares sold	34,953	473,207	64,011	789,707
Reinvestment of distributions	5,240	67,169	4,318	49,745
Shares redeemed	(118,924)	(1,606,114)	(217,526)	(2,727,863)
	(78,731)	(1,065,738)	(149,197)	(1,888,411)
Institutional Shares
Shares sold	839,329	12,303,534	6,317,283	84,523,472
Reinvestment of distributions	346,155	4,943,098	436,080	5,590,540
Shares redeemed	(9,365,886)	(141,023,441)	(15,477,425)	(218,937,584)
	(8,180,402)	(123,776,809)	(8,724,062)	(128,823,572)
Service Shares
Shares sold	2,268	32,397	5,119	67,131
Reinvestment of distributions	—	—	—	—
Shares redeemed	(2,442)	(33,780)	(16,242)	(228,984)
	(174)	(1,383)	(11,123)	(161,853)
Class IR Shares
Shares sold	4,501	65,634	46,622	643,240
Reinvestment of distributions	806	11,083	54	670
Shares redeemed	(25,890)	(384,555)	(2,500)	(33,988)
	(20,583)	(307,838)	44,176	609,922
Class R Shares
Shares sold	1,225	18,023	7,411	106,334
Reinvestment of distributions	129	1,778	8	98
Shares redeemed	(4,163)	(64,119)	(459)	(6,178)
	(2,809)	(44,318)	6,960	100,254
NET INCREASE (DECREASE)	(12,341,870)	$(184,607,608)	(12,525,630)	$(181,927,615)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Large Cap Value Insights Fund				Small Cap Equity Insights Fund
For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012		For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

243,867	$2,997,345	2,202,488	$23,680,613	420,720	$5,820,346	3,421,016	$43,260,091
70,546	813,210	170,736	1,835,029	6,723	87,001	41,277	495,313
2,852	35,789	3,540	37,083	2,068	28,613	18,017	224,211
(5,453,703)	(66,275,189)	(6,132,185)	(67,022,480)	(1,606,478)	(22,486,533)	(5,040,273)	(64,767,202)
(5,136,438)	(62,428,845)	(3,755,421)	(41,469,755)	(1,176,967)	(16,550,573)	(1,559,963)	(20,787,587)

4,453	55,778	2,541	27,904	—	—	5,984	63,991
628	7,106	1,104	11,679	—	—	18	201
(2,869)	(35,789)	(3,559)	(37,083)	(2,308)	(28,613)	(20,025)	(224,211)
(30,847)	(374,863)	(53,912)	(584,701)	(21,415)	(267,363)	(48,297)	(543,632)
(28,635)	(347,768)	(53,826)	(582,201)	(23,723)	(295,976)	(62,320)	(703,651)

98,767	1,200,330	189,563	2,018,367	84,272	1,038,501	196,166	2,223,629
5,357	60,529	8,520	90,181	—	—	2,517	27,214
(143,732)	(1,721,291)	(411,035)	(4,383,466)	(128,378)	(1,589,865)	(353,592)	(3,985,314)
(39,608)	(460,432)	(212,952)	(2,274,918)	(44,106)	(551,364)	(154,909)	(1,734,471)

1,024,111	12,064,351	6,344,587	66,688,711	2,645,383	37,126,536	6,643,648	84,934,855
312,040	3,629,905	624,213	6,739,504	63,265	845,860	86,557	1,074,181
(11,746,869)	(142,773,362)	(13,452,800)	(146,724,216)	(2,271,465)	(33,238,183)	(4,393,749)	(59,131,812)
(10,410,718)	(127,079,106)	(6,484,000)	(73,296,001)	437,183	4,734,213	2,336,456	26,877,224

42,278	522,794	160,009	1,702,642	25,045	346,575	116,306	1,481,980
3,621	42,046	7,972	85,430	272	3,466	676	8,024
(141,778)	(1,712,934)	(476,865)	(5,272,923)	(29,370)	(401,762)	(79,783)	(1,027,535)
(95,879)	(1,148,094)	(308,884)	(3,484,851)	(4,053)	(51,721)	37,199	462,469

7,704	95,192	5,466	59,043	63,484	889,856	58,773	737,232
154	1,817	162	1,769	2,498	31,951	5,696	67,613
(192)	(2,432)	(1,080)	(11,584)	(29,551)	(405,075)	(57,719)	(729,754)
7,666	94,577	4,548	49,228	36,431	516,732	6,750	75,091

216	2,656	2,175	23,009	375,505	5,372,554	15,169	194,528
25	286	25	273	57	733	129	1,539
(118)	(1,477)	(262)	(2,803)	(6,185)	(88,416)	(4,737)	(61,401)
123	1,465	1,938	20,479	369,377	5,284,871	10,561	134,666
(15,703,489)	$(191,368,203)	(10,808,597)	$(121,038,019)	(405,858)	$(6,913,818)	613,774	$4,323,741

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Small Cap Growth Insights Fund

	For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	83,210	$2,124,341	150,164	$3,374,569
Reinvestment of distributions	7,887	183,392	—	—
Shares converted from Class B(a)	15,183	385,689	45,644	1,035,608
Shares redeemed	(168,814)	(4,117,380)	(276,280)	(6,267,685)
	(62,534)	(1,423,958)	(80,472)	(1,857,508)
Class B Shares
Shares sold	710	15,187	9,851	188,314
Reinvestment of distributions	365	7,291	—	—
Shares converted to Class A(a)	(17,770)	(385,689)	(53,388)	(1,035,608)
Shares redeemed	(16,693)	(354,282)	(48,070)	(928,940)
	(33,388)	(717,493)	(91,607)	(1,776,234)
Class C Shares
Shares sold	33,432	727,220	51,359	990,994
Reinvestment of distributions	543	10,923	—	—
Shares redeemed	(47,475)	(1,008,414)	(72,422)	(1,409,005)
	(13,500)	(270,271)	(21,063)	(418,011)
Institutional Shares
Shares sold	110,397	3,031,321	31,554	800,082
Reinvestment of distributions	3,620	93,209	—	—
Shares redeemed	(16,163)	(438,321)	(30,430)	(756,172)
	97,854	2,686,209	1,124	43,910
Service Shares
Shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	—	—	—	—
Class IR Shares
Shares sold	1,166	31,020	38,575	827,372
Reinvestment of distributions	74	1,734	—	—
Shares redeemed	(309)	(7,570)	(32,916)	(758,032)
	931	25,184	5,659	69,340
Class R Shares
Shares sold	3,897	92,904	362	7,775
Reinvestment of distributions	20	455	—	—
Shares redeemed	(1,055)	(24,858)	(2)	(43)
	2,862	68,501	360	7,732
NET INCREASE (DECREASE)	(7,775)	$368,172	(185,999)	$(3,930,771)

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Small Cap Value Insights Fund				U.S. Equity Insights Fund
For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012		For the Six Months Ended April 30, 2013 (Unaudited)		For the Fiscal Year Ended October 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

214,617	$6,353,373	234,841	$6,551,642	338,817	$9,703,370	516,276	$12,982,428
34,214	967,845	17,093	447,825	127,319	3,368,658	191,540	4,577,800
30,279	924,423	102,593	2,861,234	30,063	862,541	70,854	1,815,567
(350,552)	(10,541,003)	(793,259)	(22,403,570)	(1,466,176)	(42,027,158)	(3,328,958)	(83,967,729)
(71,442)	(2,295,362)	(438,732)	(12,542,869)	(969,977)	(28,092,589)	(2,550,288)	(64,591,934)

5,119	108,200	13,002	252,705	2,675	70,426	6,870	161,501
4,372	86,327	—	—	1,914	47,666	5,024	112,843
(43,454)	(924,423)	(146,760)	(2,861,234)	(32,000)	(862,541)	(75,583)	(1,815,567)
(48,430)	(1,025,803)	(154,020)	(2,978,139)	(41,500)	(1,088,973)	(167,420)	(3,972,045)
(82,393)	(1,755,699)	(287,778)	(5,586,668)	(68,911)	(1,833,422)	(231,109)	(5,513,268)

22,177	518,312	54,318	1,200,983	43,648	1,136,895	108,987	2,555,577
5,469	122,191	—	—	10,068	245,757	15,991	353,074
(77,100)	(1,817,527)	(192,766)	(4,249,365)	(169,355)	(4,437,090)	(333,441)	(7,842,518)
(49,454)	(1,177,024)	(138,448)	(3,048,382)	(115,639)	(3,054,438)	(208,463)	(4,933,867)

67,093	2,505,783	321,012	11,364,487	812,347	24,539,798	237,774	6,323,070
4,236	148,474	681	22,071	22,320	604,198	26,618	650,815
(70,950)	(2,636,419)	(83,124)	(2,870,446)	(143,307)	(4,164,540)	(395,368)	(10,323,460)
379	17,838	238,569	8,516,112	691,360	20,979,456	(130,976)	(3,349,575)

—	—	—	—	508	14,194	3,829	95,432
—	—	—	—	299	7,903	344	8,222
—	—	—	—	(5,354)	(149,206)	(5,316)	(132,172)
—	—	—	—	(4,547)	(127,109)	(1,143)	(28,518)

34,324	989,937	14,403	398,988	14,518	418,427	4,747	118,621
591	16,662	74	1,923	145	3,806	71	1,686
(13,755)	(424,501)	(7,097)	(203,630)	(5,890)	(163,695)	(1,736)	(40,658)
21,160	582,098	7,380	197,281	8,773	258,538	3,082	79,649

7,063	209,644	18,168	513,590	484	13,519	12,321	304,559
290	8,149	47	1,228	187	4,903	18	426
(3,863)	(117,135)	(1,876)	(52,574)	(893)	(23,923)	(898)	(22,700)
3,490	100,658	16,339	462,244	(222)	(5,501)	11,441	282,285
(178,260)	$(4,527,491)	(602,670)	$(12,002,282)	(459,163)	$(11,875,065)	(3,107,456)	$(78,055,228)

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2013 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class B and Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Large Cap Growth Insights Fund				Large Cap Value Insights Fund				Small Cap Equity Insights Fund
Share Class	Beginning Account Value 11/1/12	Ending Account Value 4/30/13		Expenses Paid for the 6 Months Ended 4/30/13*	Beginning Account Value 11/1/12	Ending Account Value 4/30/13		Expenses Paid for the 6 Months Ended 4/30/13*	Beginning Account Value 11/1/12	Ending Account Value 4/30/13		Expenses Paid for the 6 Months Ended 4/30/13*
Class A
Actual	$1,000.00	$1,143.60		$5.05	$1,000.00	$1,153.40		$5.07	$1,000.00	$1,139.00		$6.68
Hypothetical 5% return	1,000.00	1,020.08	+	4.76	1,000.00	1,020.08	+	4.76	1,000.00	1,018.55	+	6.31
Class B
Actual	1,000.00	1,139.70		9.02	1,000.00	1,149.40		9.06	1,000.00	1,134.70		10.59
Hypothetical 5% return	1,000.00	1,016.36	+	8.50	1,000.00	1,016.36	+	8.50	1,000.00	1,014.88	+	9.99
Class C
Actual	1,000.00	1,139.60		9.02	1,000.00	1,148.90		9.06	1,000.00	1,135.70		10.59
Hypothetical 5% return	1,000.00	1,016.36	+	8.50	1,000.00	1,016.36	+	8.50	1,000.00	1,014.88	+	9.99
Institutional
Actual	1,000.00	1,146.10		2.93	1,000.00	1,156.00		2.94	1,000.00	1,141.50		4.57
Hypothetical 5% return	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,020.53	+	4.31
Service
Actual	1,000.00	1,143.20		5.58	1,000.00	1,152.30		5.60	1,000.00	1,138.40		7.21
Hypothetical 5% return	1,000.00	1,019.59	+	5.26	1,000.00	1,019.59	+	5.26	1,000.00	1,018.05	+	6.80
Class IR
Actual	1,000.00	1,145.20		3.72	1,000.00	1,154.50		3.74	1,000.00	1,140.00		5.36
Hypothetical 5% return	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51	1,000.00	1,019.79	+	5.06
Class R
Actual	1,000.00	1,142.10		6.37	1,000.00	1,151.80		6.40	1,000.00	1,138.10		8.00
Hypothetical 5% return	1,000.00	1,018.84	+	6.01	1,000.00	1,018.84	+	6.01	1,000.00	1,017.31	+	7.55

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2013 (Unaudited) (continued)

	Small Cap Growth Insights Fund				Small Cap Value Insights Fund				U.S. Equity Insights Fund
Share Class	Beginning Account Value 11/1/12	Ending Account Value 4/30/13		Expenses Paid for the 6 Months Ended 4/30/13*	Beginning Account Value 11/1/12	Ending Account Value 4/30/13		Expenses Paid for the 6 Months Ended 4/30/13*	Beginning Account Value 11/1/12	Ending Account Value 4/30/13		Expenses Paid for the 6 Months Ended 4/30/13*
Class A
Actual	$1,000.00	$1,151.20		$6.72	$1,000.00	$1,118.00		$6.56	$1,000.00	$1,156.00		$5.08
Hypothetical 5% return	1,000.00	1,018.55	+	6.31	1,000.00	1,018.60	+	6.26	1,000.00	1,020.08	+	4.76
Class B
Actual	1,000.00	1,146.20		10.70	1,000.00	1,114.40		10.49	1,000.00	1,151.50		9.07
Hypothetical 5% return	1,000.00	1,014.83	+	10.04	1,000.00	1,014.88	+	9.99	1,000.00	1,016.36	+	8.50
Class C
Actual	1,000.00	1,146.50		10.70	1,000.00	1,114.20		10.48	1,000.00	1,151.70		9.07
Hypothetical 5% return	1,000.00	1,014.83	+	10.04	1,000.00	1,014.88	+	9.99	1,000.00	1,016.36	+	8.50
Institutional
Actual	1,000.00	1,153.20		4.59	1,000.00	1,120.60		4.47	1,000.00	1,158.20		2.94
Hypothetical 5% return	1,000.00	1,020.53	+	4.31	1,000.00	1,020.58	+	4.26	1,000.00	1,022.07	+	2.76
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,155.10		5.61
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,019.59	+	5.26
Class IR
Actual	1,000.00	1,152.00		5.39	1,000.00	1,120.00		5.26	1,000.00	1,157.20		3.74
Hypothetical 5% return	1,000.00	1,019.79	+	5.06	1,000.00	1,019.84	+	5.01	1,000.00	1,021.32	+	3.51
Class R
Actual	1,000.00	1,149.40		8.05	1,000.00	1,116.80		7.87	1,000.00	1,154.50		6.41
Hypothetical 5% return	1,000.00	1,017.31	+	7.55	1,000.00	1,017.36	+	7.50	1,000.00	1,018.84	+	6.01

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2013. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2013 (Unaudited) (continued)

Fund	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Large Cap Growth Insights	0.95%	1.70%	1.70%	0.55%	1.05%	0.70%	1.20%
Large Cap Value Insights	0.95	1.70	1.70	0.55	1.05	0.70	1.20
Small Cap Equity Insights	1.26	2.00	2.00	0.86	1.36	1.01	1.51
Small Cap Growth Insights	1.26	2.01	2.01	0.86	N/A	1.01	1.51
Small Cap Value Insights	1.25	2.00	2.00	0.85	N/A	1.00	1.50
U.S. Equity Insights	0.95	1.70	1.70	0.55	1.05	0.70	1.20

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $748.1 billion in assets under management as of March 31, 2013, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, L.P. and its Investment Advisory Affiliates.

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund[2]
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund
■	World Bond Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund

Corporate Credit

■	Credit Strategies Fund

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund[3]

Structured Equity

■	Structured Tax-Managed Equity Fund
■	Structured International Tax-Managed Equity Fund
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights4

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Concentrated International Equity Fund
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund
■	China Equity Fund

Select Satellite5

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Retirement Portfolio Completion Fund
■	Income Strategies Portfolio

Total Portfolio Solutions5

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective at the close of business on July 27, 2012, the Goldman Sachs Ultra-Short Duration Government Fund was renamed the Goldman Sachs High Quality Floating Rate Fund.
[3]	Effective at the close of business on June 29, 2012, the Goldman Sachs Balanced Fund was renamed the Goldman Sachs Income Builder Fund.
[4]	Effective at the close of business May 3, 2013, the Goldman Sachs Structured Large Cap Growth, Structured Large Cap Value, Structured Small Cap Equity, Structured Small Cap Growth, Structured Small Cap Value, Structured U.S. Equity, Structured Emerging Markets Equity, Structured International Equity and Structured International Small Cap Funds were renamed the Goldman Sachs Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights, U.S. Equity Insights, Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds respectively.
[5]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Caroline Kraus, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of April 30, 2013 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2013 Goldman Sachs. All rights reserved. 102247.MF.MED.TMPL/6/2013 STDOMSAR13 / 45k

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 20, 2013

By:	/s/ George F. Travers
George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	June 20, 2013